As filed with the Securities and Exchange Commission on January 27, 2017
File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 57
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59

ALPS SERIES TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Richard C. Noyes, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and Address of Agent for Service)

With copies to:
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 28, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CLARKSTON FUNDS

CLARKSTON PARTNERS FUND
Founders Class | CFSMX
Institutional Class | CISMX

CLARKSTON FUND
Institutional Class | CILGX

CLARKSTON SELECT FUND
Institutional Class | CIDDX

CLARKSTON FOUNDERS FUND
Institutional Class | CIMDX

PROSPECTUS

JANUARY 28, 2017

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Clarkston Funds	Table of Contents

Fund Summary
Clarkston Partners Fund	2
Clarkston Fund	9
Clarkston Select Fund	15
Clarkston Founders Fund	21
Investment Objective and Principal Investment Strategies	27
More on Each Fund’s Investments and Related Risks	30
Disclosure of Portfolio Holdings	35
Management	35
The Portfolio Managers	36
Administrator, Distributor and Transfer Agent of The Funds	37
Buying and Redeeming Shares	37
Share Transactions	41
Dividends and Distributions	44
Taxes	44
Financial Highlights	47
Privacy Policy	51
Additional Information About The Funds	Back Cover

Prospectus | January 28, 2017	1

Clarkston Funds

FUND SUMMARY

Clarkston Partners Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Founders Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (Load)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.22%	0.36%
Total Annual Fund Operating Expenses	1.02%	1.16%
Fee Waiver and Expense Reimbursement(1)	(0.17)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.85%	1.00%

(1)

Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2018. The Adviser may not terminate this agreement without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

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Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Founders Class	$ 87	$ 308	$ 547	$ 1,231
Institutional Class	$ 102	$ 353	$ 623	$ 1,393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small- and medium-market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers small and medium market capitalization companies to be those companies with market capitalizations below that of the largest company based on market capitalization in the Russell 2500TM Index at the time of initial purchase. As of December 31, 2016, the market capitalization of the largest company based on market capitalization in the Russell 2500TM Index was $22.5 billion. The Fund will, however, also invest in equity securities of larger companies. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “quality/value”.

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

Prospectus | January 28, 2017	3

Clarkston Funds

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies. Common stock prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. The Fund was recently formed and therefore has limited history for investors to evaluate.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. The Fund may tend to be more heavily weighted in companies in the financials sector. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Prospectus | January 28, 2017	5

Clarkston Funds

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Annual Total Returns (For the Calendar Year ended 12/31) – Institutional Class Shares

Best Quarter – September 30, 2016	5.42%
Worst Quarter – June 30, 2016	1.25%

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Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	Since Inception (September 15, 2015)
Institutional Class
Return Before Taxes	15.51%	11.99%
Return After Taxes on Distributions	15.19%	11.72%
Return After Taxes on Distributions and Sale of Fund Shares	9.03%	9.16%
Founders Class
Return Before Taxes	15.65%	12.13%
Russell 2500TM Index TR (reflects no deduction for fees, expenses or taxes)	17.59%	11.68%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying sales charges and expenses among the classes.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer of the Adviser, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research of the Adviser, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors two classes of shares: Founders Class and Institutional Class. Founders Class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million. The Institutional Class shares are subject to a $25,000 minimum with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that

Prospectus | January 28, 2017	7

Clarkston Funds

is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of Founders Class and Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Clarkston Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (Load)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.98%
Total Annual Fund Operating Expenses(1)	1.48%
Fee Waiver and Expense Reimbursement(2)	(0.78)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%

(1)	Expenses have been restated to reflect current fees.

(2)

Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder services fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.55% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2018. The Adviser may not terminate this agreement without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Prospectus | January 28, 2017	9

Clarkston Funds

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Institutional Class	$ 72	$ 391	$ 733	$ 1,700

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal period ended September 30, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large-market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers large market capitalization companies to be those companies with market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index at the time of initial purchase. As of December 31, 2016, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $2.4 billion. The Fund will, however, also invest in equity securities of smaller companies. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “quality/value”.

The Adviser defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

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The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies. Common stock prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security

Prospectus | January 28, 2017	11

Clarkston Funds

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is limited performance history for investors of the Fund to evaluate, as the Fund has not completed a full calendar year of investment operations as of the date of this prospectus.

Non-Diversification Risk. The Fund is classified as “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. The Fund may tend to be more heavily weighted in companies in the financials sector. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Performance Information

As of the date of this Prospectus, the Fund had not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer of the Adviser, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research of the Adviser, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares, the Institutional Class. The Institutional Class shares are subject to a $10,000 minimum with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of the Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan. Such tax-deferred arrangements may be subject to U.S. federal income tax rates applicable to ordinary income upon withdrawal of monies from those arrangements and may be subject to penalties on amounts withdrawn prematurely.

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Clarkston Funds

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Clarkston Select Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (Load)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.78%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver and Expense Reimbursement(2)	(0.58)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.

(2)

Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.55% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2018. The Adviser may not terminate this agreement without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Prospectus | January 28, 2017	15

Clarkston Funds

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years
Institutional Class	$ 72	$ 348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. Because the Fund is newly organized, portfolio turnover information is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in dividend paying equity securities of U.S. medium- and large-market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers medium and large market capitalization companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Index or within the range of companies included in the Russell 1000® Index at the time of initial purchase. As of December 31, 2016, the Russell Midcap® Index included companies with a market capitalization range of between approximately $643 million and $57.6 billion. As of December 31, 2016, the Russell 1000® Index included companies with a market capitalization range of between approximately $570 million and $618 billion. The Fund will, however, also invest in equity securities of smaller or larger companies. Because medium and large capitalization companies are defined by reference to indices, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “quality/value”. The dividend component of the Fund’s strategy consists of seeking companies that have a history of paying dividends and increasing dividends.

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The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash- sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash- sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Dividend Risk. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies. Common stock prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income. As

Prospectus | January 28, 2017	17

Clarkston Funds

well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Cap Company Risk. The securities of mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are

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focused in a particular sector. The Fund may tend to be more heavily weighted in companies in the financials sector. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund had not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer of the Adviser, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research of the Adviser, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares: Institutional Class. The Institutional Class shares are subject to a $10,000 minimum with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

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Clarkston Funds

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Clarkston Founders Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (Load)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.78%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and Expense Reimbursement(2)	(0.58)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.

(2)

Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.80% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2018. The Adviser may not terminate this agreement without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Prospectus | January 28, 2017	21

Clarkston Funds

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years
Institutional Class	$ 97	$ 426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. medium-market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers medium capitalization companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Index at the time of initial purchase. As of December 31, 2016, the Russell Midcap® Index included companies with a market capitalization range of between approximately $643 million and $57.6 billion. The Fund will, however, also invest in equity securities of smaller or larger companies. Because medium-market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flow. The Adviser refers to this investment philosophy as “quality/value”.

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

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The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies. Common stock prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Prospectus | January 28, 2017	23

Clarkston Funds

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Cap Company Risk. The securities of mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. The Fund may tend to be more heavily weighted in companies in the financials sector. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer of the Adviser, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research of the Adviser, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares: Institutional Class. The Institutional Class shares are subject to a $10,000 minimum with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Prospectus | January 28, 2017	25

Clarkston Funds

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the investment objectives and principal investment strategies of each of the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund (each, a “Fund,” and collectively, the “Funds”). See “MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Funds’ investments and the risks of investing.

What is each Fund’s Investment Objective?

The Clarkston Partners Fund’s investment objective is to achieve long-term capital appreciation.

The Clarkston Fund’s investment objective is to achieve long-term capital appreciation.

The Clarkston Select Fund’s investment objective is to achieve long-term capital appreciation and current income.

The Clarkston Founders Fund’s investment objective is to achieve long-term capital appreciation.

While there is no assurance that the Funds will achieve their investment objectives, the Funds endeavor to do so by following the strategies and policies described in this Prospectus.

The Board of Trustees (the “Board”) may change a Fund’s name, investment objectives or principal investment strategies without a shareholder vote. A Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objectives or principal investment strategies, you should consider whether that Fund remains an appropriate investment for you.

What are Each Fund’s Principal Investment Strategies?

Clarkston Partners Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

The Adviser considers small- and medium-market capitalization companies to be those companies with market capitalizations below that of the largest company based on market capitalization in the Russell 2500TM Index at the time of initial purchase. As of December 31, 2016, the market capitalization of the largest company based on market capitalization in the Russell 2500TM Index was $22.5 billion. The Fund will, however, also invest in equity securities of larger companies. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions.

Prospectus | January 28, 2017	27

Clarkston Funds

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk by investing in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their future growth potential. The Adviser refers to this approach as “quality/value” investing.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Clarkston Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

The Adviser considers large-market capitalization companies to be those companies with market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index at the time of initial purchase. As of December 31, 2016, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $2.4 billion. The Fund will, however, also invest in equity securities of smaller companies. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk by investing in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their future growth potential. The Adviser refers to this approach as “quality/value” investing.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Clarkston Select Fund

Under normal circumstances, the Fund invests primarily in dividend paying equity securities of U.S. medium and large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

The Adviser considers medium- and large-market capitalization companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Index or within the range of companies included in the Russell 1000® Index at the time of initial purchase. As of December 31, 2016, the Russell Midcap® Index included companies with a market capitalization range of between approximately $643 million and $57.6 billion. As of December 31, 2016, the Russell 1000® Index included companies with a market capitalization range of between approximately $570 million and $618 billion. The Fund will, however, also invest in equity securities

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of smaller or larger companies. Because medium and large capitalization companies are defined by reference to indices, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk by investing in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their future growth potential. The Adviser refers to this investment philosophy as “quality/value” investing. The dividend component of the Fund’s strategy consists of seeking companies that have a history of paying dividends and increasing dividends.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Clarkston Founders Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

The Adviser considers medium-capitalization companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Index at the time of initial purchase. As of December 31, 2016, the Russell Midcap® Index included companies with a market capitalization range of between approximately $643 million and $57.6 billion. The Fund will, however, also invest in equity securities of smaller or larger companies. Because medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk by investing in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their future growth potential. The Adviser refers to this investment philosophy as “quality/value” investing.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

All Funds

In managing each Fund’s portfolio, the Adviser uses its “quality/value” investment philosophy to create focused portfolios that are designed to allow each company to have a significant contribution to the overall performance of a Fund. The Adviser focuses on quality companies with sustainable competitive advantages that are operated by capable managers who have a keen eye for capital allocation resulting in consistently high Cash Returns on Net Operating Assets (“CRONOA”). The Adviser’s definition of “quality” companies are those that have competitive advantages that

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allow for consistently high CRONOA and sufficient free cash. The Adviser seeks to implement its philosophy through the disciplined purchasing of quality companies only when the companies trade at a reasonable discount to intrinsic value.

The Adviser’s investment process begins with an analysis for quality in three areas or principles: financial, business and management.

Financial Principle: Consistently high CRONOA, solid free cash generation and strong balance sheets are characteristics typically found in companies that possess competitive advantages.

Business Principle: The Adviser focuses on understanding the business model, identifying the source of a company’s competitive advantage, and determining if the competitive advantage is sustainable.

Management Principle: The Adviser’s fundamental analysis consists of assessing management teams capable of understanding and executing their competitive advantage and who allocate capital in a manner that preserves and enhances their industry dominance. Management honesty and candor is also a fundamental requirement.

Companies that meet the Adviser’s requirements in these areas are then subjected to the Adviser’s valuation analysis. The Adviser’s valuation analysis process begins with a determination of a company’s “normalized” free cash flow yield. The Adviser adds this yield to its estimate of the company’s future free cash flow yield growth rate. This results in the Adviser’s expectation for a security’s expected return. The Adviser purchases companies only when their return expectation exceeds the Adviser’s internal return targets. Companies with higher risk profiles have higher internal return targets.

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.” This section provides additional information about each Fund’s investment strategies and certain portfolio management techniques each Fund may use, as well as the principal and other risks that may affect each Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Risks of Investing in the Funds?

ADR Risk. Each Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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Cash-Sweep Program Risk. The Funds may invest in cash-sweep programs administered by the Funds’ custodian or another third party through which the Funds’ cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which a Fund’s cash- sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Dividend Risk. The Clarkston Select Fund is expected to invest in dividend paying equity securities. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Securities Risk. Each Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally more volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and the broad equity market indices generally. This risk of loss is further elevated because the Funds may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations. Common stock prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Large-Capitalization Company Risk. The Clarkston Fund and the Clarkston Select Fund are expected to invest in large-capitalization companies. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

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Mid-Capitalization and Small-Capitalization Company Risk. The Clarkston Select Fund and the Clarkston Founders Fund are expected to invest in mid-capitalization companies and the Clarkston Partners Fund is expected to invest in small- and mid-capitalization companies. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. The Funds were recently formed and therefore have limited or no history for investors to evaluate.

Non-Diversification Risk. Each Fund is classified a “non-diversified” investment company under the 1940 Act, which means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, such Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of a Fund’s shares than would occur in a diversified fund.

Sector Focus Risk. To the extent that the holdings in a Fund are focused in a particular sector, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may negatively impact the Fund to a greater extent than if the assets were invested in a wider variety of sectors. The financial services sector has a number of inherent risks, such as: (i) regulatory risks, which significantly impact the highly regulated financial services sector because financial institutions face considerable costs for regulatory compliance and reporting, (ii) credit risks, as sudden freezes or a loss of credit can disrupt daily operations, (iii) liquidity risk when assets or investments lose value and collateral cannot be sold in time to prevent a loss and (iv) recoupment risk if financial institutions lose their ability to recover loans and/or investments made regarding assets that have lost their value. Financial institutions also face (i) operational risks due to speculation as to how the markets will react in the future, (ii) security risks (including cybersecurity risks), and (iii) business continuity risks. Finally, some financial institutions face diversification risk because they may be very concentrated in their business focus or exposed to single business lines.

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What are the Non-Principal Risks of Investing in the Funds?

The inherent risks associated with the Funds that are less likely to have a material effect on each Fund’s investment portfolio as a whole are called “non-principal risks.” The non-principal risks of the Funds are further described below and in the SAI. It is important to read all the disclosure information provided and to understand that you may lose money by investing in a Fund.

Cash Position Risk. A Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts for many reasons including, (i) as part of the Adviser’s strategy in order to take advantage of investment opportunities as they arise, (ii) when the portfolio managers believe that market conditions are unfavorable for profitable investing for the Fund, (iii) when the portfolio managers are otherwise unable to locate attractive investment opportunities for the Fund, (iv) as a temporary measure in order to meet redemption requests, or (v) as a defensive measure in response to adverse market or economic conditions. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber- attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber- attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

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Derivatives Risk. The Funds may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. In addition, long options positions may expire worthless.

Exchange-Traded Fund (“ETF”) and Other Investment Company Risk. As a non-principal investment strategy, each Fund may invest in ETFs and other investment companies. ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

The Funds may also invest in investment companies that are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, unit investment trusts and ETFs are examples of investment companies. By investing in another investment company, the Funds will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Funds invest. Investments in securities of other investment companies are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Funds may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of their total assets in securities of any one investment company; or (iii) invest more than 10% of their total assets in securities of all investment companies.

Foreign Security Risk. The Funds may invest in foreign securities indirectly through ADRs. Foreign securities are generally riskier than U.S. securities. As a result, the Funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investment Focus Risk. To the extent that a Fund focuses its investments in particular industries, classes or sectors (such as healthcare, technology, retail, financial services and business services) of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. The Funds will not concentrate their investments, as defined under the 1940 Act.

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Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Funds’ ability to sell such securities when necessary to meet the Funds’ liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause a Fund to incur losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities are described in the Funds’ SAI.

MANAGEMENT

The Adviser, subject to the authority of the Board of Trustees, furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund’s portfolio.

The Adviser is an independent investment management firm with a “quality/value” investment philosophy. The Adviser was formed in 2007 and has provided investment advisory services (including through its predecessor firms) since 2004.

The Adviser’s principal address is 91 West Long Lake Road, Bloomfield Hills, Michigan 48304.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee for each Fund based on the Fund’s average daily net assets. The following table reflects each Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the effective investment advisory fee rate paid by the Fund to the Adviser (net of fee waivers) for each Fund that had completed a full fiscal year of operations as of the date of this Prospectus.

Fund	Contractual Advisory Fee (%) (annual rate)	Effective Investment Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
Clarkston Partners Fund	0.80%	0.64%
Clarkston Fund	0.50%	N/A
Clarkston Select Fund	0.50%	N/A
Clarkston Founders Fund	0.75%	N/A

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Funds may terminate the Advisory Agreement upon thirty (30) days’ notice. The Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Clarkston Partner’s Fund and Clarkston Fund’s Advisory Agreements is provided in the Fund’s annual report to shareholders for the period ended September

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30, 2016. A discussion regarding the basis for the Board’s approval of the Clarkston Select Fund and the Clarkston Founders Fund’s Advisory Agreement will be provided in the Funds’ semi-annual report to shareholders for the period ended March 31, 2017.

The Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate, as set out below, of such Fund’s average daily net assets.

Fund	Contractual Fee Waiver
Clarkston Partners Fund	0.85%
Clarkston Fund	0.55%
Clarkston Select Fund	0.55%
Clarkston Founders Fund	0.80%

This agreement is in effect through January 31, 2018. The Adviser may not terminate this agreement without the approval by the Funds’ Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that a Fund’s expenses in later periods fall below the annual rate set forth above. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day investment and reinvestment of the Funds’ assets. The portfolio managers listed below have served as each Fund’s portfolio managers since each Fund’s inception.

Information about the portfolio managers, including information about the portfolio managers’ business experience, appears below. More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jeffrey A. Hakala, Chief Investment Officer

Jeffery Hakala is Co-Founder and Chief Investment Officer of the Adviser. He has co-managed the firm’s investment disciplines since the firm’s inception in 2007. Mr. Hakala has a Bachelor of Arts, Business Administration from Michigan State University and a Master of Business Administration from Michigan State University.

Gerald W. Hakala, Director of Research

Gerald Hakala is a Co-Founder and Director of Research of the Adviser. He has co-managed the firm’s investment disciplines since the firm’s inception in 2007. Mr. Hakala has a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from Michigan State University.

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ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Administrator” or the “Transfer Agent”) serves as the Funds’ administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Funds’ distributor.

BUYING AND REDEEMING SHARES

The Clarkston Fund, Clarkston Select Fund and Clarkston Founders Fund currently offer Institutional Class shares. The Clarkston Partners Fund currently offers Founders Class and Institutional Class shares. Each share class of the Clarkston Partners Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Clarkston Partners Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;
●	how much you intend to invest; and
●	total expenses associated with owning shares of each class.

No sales charges will be applied to your share purchases.

Founders Class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are also offered directly, via the Funds’ transfer agent or through financial intermediaries. Such financial intermediaries may seek payment from a Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Distribution and Services (12b-1) Plan

The Funds have not adopted 12b-1 plans.

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Shareholder Services Plan for Institutional Class Shares

Each Fund has adopted a non-Rule 12b-1 shareholder services plan (a “Services Plan”) for Institutional Class shares which authorize each Fund to compensate select financial intermediaries and Fund affiliates an aggregate fee in an amount not to annually exceed 0.15% of the average daily net asset value of the Institutional Class shares of each Fund attributable to, or held in the name of, the financial intermediary for its clients as compensation for maintaining customer accounts that hold Fund shares. The Service Plan fee is compensation for providing, some or all of the following services: (i) establishing and maintaining Fund shareholder accounts, (ii) aggregating, processing and transmitting Fund shareholder orders and instructions regarding accounts, (ii) processing dividend and other distribution payments from each Fund on behalf of shareholders, (iv) preparing reports or forms on behalf of shareholders, (v) forwarding communications from each Fund to shareholders, and (vi) providing such other similar services as applicable statutes, rules or regulations permit. None of the aforementioned services includes distribution related services or activities. Any amount of the Services Plan fees not paid during the Funds’ fiscal year for such services shall be reimbursed to the applicable Fund.

Payments to Financial Intermediaries and Other Arrangements

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to each Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amount generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to each Fund or its applicable shareholders.

Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with each Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of each Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from each Fund. Any such compensation by each Fund to these select financial intermediaries for the aforementioned services are in addition to any 12b-1 related services provided to applicable Fund shareholders.

Investment Minimums

The Clarkston Partners Fund offers investors two classes of shares: the Founders Class and the Institutional Class. Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser,

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subject to an aggregate minimum of $100 million. The Institutional Class shares are subject to a $25,000 minimum with no minimum subsequent investment. The Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund offer investors Institutional Class shares subject to a $10,000 minimum investment with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Funds if desired and if allowed by the relevant intermediary. Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Exceptions to Investment Minimums

The following investors will not be subject to the Funds’ investment minimums with respect to Institutional Class shares:

●	Financial advisors and consultants whose clients aggregate over the investment minimums;
●	Institutions that have a strategic investment advisory relationship with the Adviser;
●	Employees of the Adviser and their immediate family members; and
●	The Adviser’s investment advisory clients.

The Adviser reserves the right to make additional exceptions or otherwise modify these exceptions at any time and to reject any investment for any reason.

Buying Shares

In order to buy, exchange or redeem shares at that day’s net asset value, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Funds. Otherwise, you will receive the next business day’s net asset value.

Investors may purchase, exchange or redeem Institutional Class shares of the Funds directly or through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through a broker or agent. The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption

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order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Funds’ net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

The Funds will generally accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. You may also contact the Funds to request a purchase of Fund shares using securities you own. The Funds reserve the right to refuse or accept such requests in whole or in part.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, financial intermediaries and directly through the Funds. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. “Good order” means that your redemption request includes: (i) the Fund name and account number; (ii) the amount of the transaction in dollars or shares; (iii) signatures of you and any other person listed on the account, exactly as the shares are registered; (iv) any certificates you are holding for the account; and (v) any supporting legal documentation that may be required.

Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a Medallion signature guarantee. Please call 1-844-680-6562 for information on obtaining a Medallion signature guarantee.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make a payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption

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proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, a Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Funds will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind taxed to a redeeming shareholder for federal income tax purposes in the same manner as cash redemptions.

Medallion Signature Guarantees

Each Fund requires a Medallion signature guarantee on any written redemption over $50,000 (but may require additional documentation or a Medallion signature guarantee on any redemption request to help protect against fraud) or for certain types of transfer requests or account registration changes. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-844-680-6562 for information on obtaining a Medallion signature guarantee.

Redemption Fees

The Funds do not charge redemption fees.

SHARE TRANSACTIONS

Share Certificates

The Funds do not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management

Prospectus | January 28, 2017	41

Clarkston Funds

of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Each Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, each Fund or its agents may review transaction history reports to identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for a Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may disadvantage the Funds.

Verification of Shareholder Transaction Statements

You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Board of Trustees has approved procedures to be used to value the Funds’ securities for the purposes of determining the Funds’ net asset value. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to the Administrator.

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Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). The Funds will not value their securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund or its agents to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Funds, the Distributor

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Clarkston Funds

and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) each Fund earns from its portfolio securities and other investments. The Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund each intend to distribute any net income to shareholders annually. The Clarkston Select Fund intends to distribute any net income to shareholders quarterly.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Funds intend to distribute amounts derived from capital gains to shareholders annually.

Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check and mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

TAXES

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Funds for U.S. persons only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Funds.

This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as regulated investment companies and will satisfy certain distribution requirements so that they are not subject to U.S. income tax in general. There can be no guarantee that these assumptions will be correct.

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The Funds expect to distribute substantially all of their ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax rates that apply to ordinary income, and may be subject to penalties on amounts withdrawn prematurely.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares.

Income Dividends and Capital Gains

Distributions properly reported as net capital gain of a Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held.

Other than distributions of net long-term capital gain, Fund distributions will generally be taxable as ordinary income or, if properly designated by a Fund, as “qualified dividend income” taxable to individual shareholders at the same maximum tax rate applicable to net long-term capital gains, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares. The amount of distributions from a Fund that will be eligible for the “qualified dividend income” lower maximum rate, however, cannot exceed the amount of dividends received by a Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from a Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short-term capital gains, such dividends will not be eligible for the lower rate. However, if at least 95% of the Fund’s “gross income” is from qualifying dividends, then 100% of its distributions will be eligible for the lower rate. For these purposes, a Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions. Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares.

Shareholders of a Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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Clarkston Funds

Fund distributions of earnings and gains are taxable to a shareholder even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. Thus, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to the shareholder, the distribution is still taxable even though the shareholder did not participate in these gains. An investor can avoid this by investing soon after a Fund has made a distribution.

Any distributions on, sales, exchanges or redemptions of, shares held in an IRA (or other tax-qualified plan) are generally not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to qualifying dividends received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If a shareholder does not make an election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional tax will be reported on, and paid with, the shareholder’s federal income tax return.

A shareholder of a Fund may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (i) has provided either an incorrect tax identification number or no such number, (ii) is subject by the IRS to backup withholding for failure to properly report payments of interest or dividends, (iii) has failed to certify that the shareholder is not subject to backup withholding, or (iv) has not certified that the shareholder is a U.S. person. The backup withholding rate is currently 28%.

The Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from their foreign security investments. A shareholder may be ineligible for any offsetting tax credit or tax deduction under U.S. tax laws for the shareholder’s portion of a Fund’s foreign tax obligations. See the statement of additional information for further information.

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Annual Notifications. Each year, the Funds will notify shareholders of the tax status of dividends and distributions.

State and Local Income Taxes. Shareholders may also be subject to state and local income taxes on distributions and redemptions. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for each fiscal period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request and free of charge by calling the Funds at 1-844-680-6562. Because the Clarkston Select Fund and Clarkston Founders Fund were not in operation during the fiscal year ended September 30, 2016, the Funds do not have any financial highlights or performance history.

Prospectus | January 28, 2017	47

Clarkston Funds

Clarkston Partners Fund – Founders Class

For a Share Outstanding Throughout the Period Presented

	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.06		0.00	(c)
Net realized and unrealized gain/(loss) on investments	1.37		(0.30)
Total from investment operations	1.43		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—
Total Distributions	(0.02)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.41		(0.30)
NET ASSET VALUE, END OF PERIOD	$11.11		$9.70

TOTAL RETURN(d)	14.73	%(e)	(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$308,607		$126,281

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.02%		1.81	%(f)
Operating expenses including reimbursement/waiver	0.85%		0.85	%(f)
Net investment income including reimbursement/waiver	0.62%		0.05	%(f)

PORTFOLIO TURNOVER RATE(g)	16%		0%

(a)	Commenced operations on September 16, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than $0.005 per share.

(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

In 2016, the Fund’s total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding these items, total return would not change as the impact is less than 0.05%.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Clarkston Partners Fund – Institutional Class

For a Share Outstanding Throughout the Period Presented

	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.05		(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	1.35		(0.30)
Total from investment operations	1.40		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		—
Total Distributions	(0.01)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.39		(0.30)
NET ASSET VALUE, END OF PERIOD	$11.09		$9.70

TOTAL RETURN(d)	14.47	%(e)	(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$242,295		$24

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.16%		1.96	%(f)
Operating expenses including reimbursement/waiver	1.00%		1.00	%(f)
Net investment income/(loss) including reimbursement/waiver	0.46%		(0.10	%)(f)

PORTFOLIO TURNOVER RATE(g)	16%		0%

(a)	Commenced operations on September 16, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than ($0.005) per share.

(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

In 2016, the Fund’s total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding these items, total return would not change as the impact is less than 0.05%.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Clarkston Funds

Clarkston Fund – Institutional Class

For a Share Outstanding Throughout the Period Presented

	For the Period Ended September 30, 2016(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.52

NET INCREASE IN NET ASSET VALUE	0.52
NET ASSET VALUE, END OF PERIOD	$10.52

TOTAL RETURN(c)	5.20%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$20,173

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.48	%(d)
Operating expenses including reimbursement/waiver	0.70	%(d)
Net investment income/(loss) including reimbursement/waiver	1.36	%(d)

PORTFOLIO TURNOVER RATE(e)	0%

(a)	Commenced operations on April 4, 2016.

(b)	Per share amounts are based upon average shares outstanding.

(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

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PRIVACY POLICY

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account transactions
• Account balances and transaction history
• Wire transfer instructions

How?
All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial companies can share their customers’ personal information, the reasons a Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds Share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other ﬁnancial companies	No	We do not share.
For our afﬁliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our afﬁliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-afﬁliates to market to you	No	We do not share.

Questions?	Call 1-844-680-6562 or go to www.clarkstonfunds.com

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Clarkston Funds

Who we are
Who is providing this notice?	Clarkston Partners Fund, Clarkston Fund, Clarkston Select Fund and Clarkston Founders Fund (the “Funds”)
What we do
How do the Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money
Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes-information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • The Funds do not jointly market.

Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

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COGNIOS
CAPITAL

JANUARY 28, 2017

PROSPECTUS

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class **COGMX**
Institutional Class **COGIX**

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus | January 28, 2017

Cognios Market Neutral Large Cap Fund

SUMMARY SECTION

Cognios Market Neutral Large Cap Fund (the “Fund”)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital independent of stock market direction.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Total Other Expenses	2.32%	2.33%
Other Expenses	0.47%	0.48%
Dividend Expense(1), Borrowing Costs and Brokerage Expenses on Securities Sold Short	1.85%	1.85%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(2)(3)	4.08%	3.84%
Fee Waiver and Expense Reimbursement(4)	-0.27%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(5)	3.81%	3.56%

(1)

Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the “Adviser”).

(2)	Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 2.23% for Investor Class and 1.99% for Institutional Class.

(3)	Expenses have been restated to reflect current fees.

(4)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

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(5)

Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing cost and brokerage expenses on securities sold short is 1.96% for Investor Class and 1.71% for Institutional Class.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$383	$1,216	$2,064	$4,253
Institutional Class	$359	$1,146	$1,952	$4,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year-ended September 30, 2016, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Fund may invest across different industries and sectors. Under normal circumstances the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500. It may also invest up to 20% in issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Fund buys the

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Cognios Market Neutral Large Cap Fund

same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short. Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time.

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Adviser uses a company stock price Beta relative to the S&P 500 Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500 Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the benchmark is the S&P 500 Total Return Index); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500 and/or if the stocks selected for the short book underperform the S&P 500, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the

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securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500 Index and to the broad universe of traditional long/short market neutral equity hedge funds that are traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the Securities and Exchange Commission.

The Fund may use borrowings for investment purposes, and the Fund’s use of short positions will add financial leverage to the Fund similar to borrowings. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

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Cognios Market Neutral Large Cap Fund

PRINCIPAL RISKS OF THE FUND

As with any mutual fund, there are risks to investing. Neither the Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Stock Market Risk

The value of the Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Fund should reduce the effect of general market fluctuations on the valuation of the Fund as a whole.

Borrowing and Leverage Risk

Utilization of leverage, such as borrowings and shorting positions, involves certain risks to the Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares.

Short Sale Risk

The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short.

Management Risk

The Fund is subject to management risk because it is an actively managed investment fund. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk

Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Sector Concentration Risk

The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

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Asset Segregation Risk

The Fund is required to segregate liquid assets in connection with certain short positions, and, therefore, such portions of the Fund’s portfolio may not be available for investment, which may in turn affect the Fund’s returns.

Portfolio Turnover Risk

When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Investor Class Shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website at www.cogniosfunds.com or by calling 1-855-254-6467.

Annual Total Returns (For the Calendar Years ended 12/31) – Investor Class Shares

Best Quarter – 1st Quarter, 2016: 6.70%
Worst Quarter – 3rd Quarter, 2016: (4.98%)

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Cognios Market Neutral Large Cap Fund

Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	Since Inception (December 31, 2012)
Investor Class
Return Before Taxes	(0.82%)	3.83%
Return After Taxes on Distributions	(1.19%)	2.13%
Return After Taxes on Distributions and Sale of Fund Shares	(0.16%)	2.41%
Institutional Class
Return Before Taxes	(0.61%)	4.08%
S&P 500 Total Return Index* (reflects no deduction for fees, expenses or taxes)	11.96%	14.33%
HFRX Equity Market Neutral Index** (reflects no deduction for fees, expenses or taxes)	(5.08%)	1.35%

*	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

**

The HFRX Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Cognios Capital, LLC (the “Adviser”) is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Jonathan C. Angrist, President and Chief Investment Officer of the Adviser, has co-managed the Fund since its inception. Brian J. Machtley, Executive Vice President and Chief Operating Officer of the Adviser, has co-managed the Fund since its inception. Francisco J. Bido, Head of Quantitative Research of the Adviser, has co-managed the Fund since December 2013.

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PURCHASE AND SALE OF FUND SHARES

The Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account. The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at www.cogniosfunds.com, by telephone at 1-855-254-6467 and by regular mail at P.O. Box 1920, Denver, CO 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Cognios Market Neutral Large Cap Fund

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks long-term growth of capital independent of stock market direction.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or its principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Fund may invest across different industries and sectors. Under normal circumstances the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500. It may also invest up to 20% in issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more

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to replace the borrowed stock than the Fund received when the Fund sold the stock short. Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time.

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Adviser uses a company stock price Beta relative to the S&P 500 Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500 Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the longs. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the benchmark is the S&P 500 Total Return Index); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500 and/or if the stocks selected for the short book underperform the S&P 500, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500 Index and to the broad universe of

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Cognios Market Neutral Large Cap Fund

traditional long/short market neutral equity hedge funds that are traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the Securities and Exchange Commission.

The Fund may use borrowings for investment purposes, and the Fund’s use of short positions will add financial leverage to the Fund similar to borrowings. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME,”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

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What are the Principal Securities in Which the Fund Invests?

Equity Securities

Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer.

Short Sales

The Fund expects to sell securities short as a regular part of its overall portfolio management. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. Furthermore, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Taking short positions in securities results in a form of leverage, although the Fund does not expect to use short sales for leverage.

Loans of Portfolio Securities

For the purposes of achieving income, the Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions (“borrowers”) to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act, and in accordance with policies and procedures as may be adopted by the Fund from time to time. Under the Fund’s securities lending program, all securities loans are generally required to be secured continually by cash collateral. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans justifies the attendant risk. The Fund will be compensated for the loan from a portion of the net return from the interest earned on cash collateral after a rebate paid to the borrower (in some cases this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan) and payments for fees of the securities lending agent and for certain other administrative expenses. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to

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Cognios Market Neutral Large Cap Fund

pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not typically have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. The Fund will invest cash collateral in a money market fund approved by the Board. Any such investment will be at the Fund’s risk. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

What are the Non-Principal Strategies of the Fund?

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

Cash Position

The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions in order to remain in compliance with certain regulations or margin requirements.

Portfolio Turnover

The Fund is intended as a long-term investment vehicle. The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

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U.S. Government Securities

The Fund may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Cyber Security Risk

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the Fund’s “Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a

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Cognios Market Neutral Large Cap Fund

violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Other Investments and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please review the SAI for more information about the additional types of securities in which the Fund may invest and their associated risks.

What are the Principal Risks of Investing in the Fund?

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Summary Section” and further described following the table. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the Fund’s SAI.

Stock Market Risk

The value of the Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Fund should reduce the effect of general market fluctuations on the valuation of the Fund as a whole. The value of the Fund’s long and short investments each may decline, and each may decline in value at the same time, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Borrowing and Leverage Risk

The Fund may use borrowings for investment purposes subject to applicable statutory or regulatory requirements. Borrowings by the Fund result in leveraging of the Fund’s assets. Additionally, the Fund’s short positions add financial leverage to the Fund similar to borrowings. Utilization of leverage involves certain risks to the Fund’s shareholders. These include the potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund’s shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the interest expense on borrowings approaches the net return on the Fund’s investment portfolio, the benefit of leverage to the Fund’s shareholders will be reduced. If the interest expense on borrowings was to exceed the net return to shareholders, the Fund’s use of leverage would result in a lower rate of return. Similarly, there could be a greater decrease in NAV because of the effect of leverage when there is a detrimental diversion in the performance of the long book versus the short book. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

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Short Sale Risk

The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Fund). In contrast, the risk of loss from a long position is limited to the Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

Management Risk

The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical data. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.

Sector Risk

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors, such as, for example, the technology or healthcare sectors. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Sector Concentration Risk

The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Asset Segregation Risk

Under applicable law, the Fund must segregate liquid assets in connection with certain short positions, and as a consequence, such portions of the Fund’s portfolio may not be available for investment, which may in turn affect the Fund’s returns.

Portfolio Turnover Risk

When the portfolio managers deem it appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. Higher portfolio turnover (e.g., an annual rate greater than

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Cognios Market Neutral Large Cap Fund

100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in the realization of taxable capital gains. The higher trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Please see “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

MANAGEMENT

Cognios Capital, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in March 2008 and is registered with the SEC as an investment adviser. Prior to being registered with the SEC, the Adviser was registered with the State of Kansas as an investment adviser. As of December 31, 2016, the Adviser provided investment advice with respect to over $561 million in assets. The Adviser’s principal address is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs), to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the

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Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Fund to the Adviser (net of fee waivers).

Contractual Advisory Fee (%)(annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
1.50%	1.22%

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. The persons listed below have served as the Fund’s portfolio managers since the Fund’s inception.

More information about each of the portfolio manager’s compensation, other accounts managed by the portfolio managers and each of the portfolio manager’s ownership of securities in the Fund is included in the SAI.

PORTFOLIO MANAGERS	PAST 5 YEARS BUSINESS EXPERIENCE
Jonathan C. Angrist

Mr. Angrist is a co-founder of Cognios Capital, LLC (founded in 2008) and is its President and Chief Investment Officer. Mr. Angrist is also the Chief Investment Officer for Brandmeyer Enterprises, a family office. Prior to this, Mr. Angrist was a Portfolio Manager at Helzberg Angrist Capital, LLC, an investment manager (from 2005 - 2008), a Portfolio Manager for the Buffalo Funds, a mutual fund company (from 2004 - 2005), and a Principal with Harvest Partners, Inc., a private equity and leveraged buyout firm (from 1997 to 2003). Mr. Angrist received an MBA and a B.S. (Summa Cum Laude and Phi Beta Kappa) from Tulane University.

Brian J. Machtley

Mr. Machtley is a co-founder of Cognios Capital, LLC (founded in 2008) and is its Executive Vice President and Chief Operating Officer. Mr. Machtley is also a Managing Director at Brandmeyer Enterprises, a family office. Prior to this, Mr. Machtley was a Senior Analyst at Helzberg Angrist Capital, LLC, an investment manager (from 2007 – 2008), an Associate Portfolio Manager at the Discovery Group, a hedge fund company (from 2003 – 2007), and an Analyst at Houlihan Lokey, a global investment bank (from 2001 to 2003). Mr. Machtley received his B.S. in Business Administration with majors in Finance and Economics from Drake University.

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Cognios Market Neutral Large Cap Fund

PORTFOLIO MANAGERS	PAST 5 YEARS BUSINESS EXPERIENCE
Francisco J. Bido

Mr. Bido is Head of Quantitative Research of Cognios Capital, LLC. Prior to this, Mr. Bido was a Senior Quantitative Researcher at American Century, an investment manager (from 2004 – 2013), and a Consultant at Accenture, f/k/a Anderson Consulting, a management consulting and technology services company (from 1998 – 2003). Mr. Bido received his M.S. and M.A. degrees in Applied Mathematics and Economics, respectively, from the University of Arizona, M.S. in Mathematics from New York University’s Courant Institute, and B.S. in Electromechanical Engineering from Pontificia Universidad Catolica Madre y Maestra.

Prior Performance of Similar Accounts Managed by the Adviser

The following performance information is from the Cognios Market Neutral Quantitative Large Cap Value Composite (the “Composite”), which was created by the Adviser on January 1, 2012. As of December 31, 2016, the total assets for the Composite are approximately $233.1 million and the net assets are approximately $129.6 million.

The Adviser serves as investment adviser to both the Fund and the accounts within the Composite. Likewise, the Fund and the accounts within the Composite also share the same portfolio management team.

The Fund will be managed substantially similarly to that of the Composite and has substantially similar investment objectives, policies and strategies. The Composite consists of all accounts that the Adviser manages that are substantially similar to the Fund. The Adviser’s market neutral quantitative large cap value strategy seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the strategy is Beta-adjusted market neutral, the strategy’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

The information set forth below illustrates how the performance of the Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the HFRX EH: Equity Market Neutral Index, the Fund’s benchmark. The Index is not actively managed and is not available for direct investment. The past performance of the Composite is no guarantee of future results or trends. The returns of the Composite are calculated net (after the deduction) of any management fees payable to the Adviser or other expenses for services not covered by the Adviser’s management fee. The Fund’s management fee and other Fund expenses will similarly reduce your return on an investment in the Fund. Because the fees and expenses of the accounts within the Composite may be lower than the fees and expenses of the Fund, using the fees and expenses of the Fund to calculate the net returns of the Composite may have lowered such Composite’s returns.

The performance of the Composite does not represent the historical performance of the Fund in this Prospectus and should not be considered indicative of future performance of the Fund. Results may differ from the Composite because of, among other things, differences in, account

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expenses, including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows, and availability of cash for new investments. In addition, not all of the accounts included in the Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have further adversely affected the performance results of the Composite.

All performance as of December 31, 2016

Description	YTD	1 Year	3 Year	5 Year	Inception*
Cognios Market Neutral Quantitative Large Cap Value Composite - NET Performance**	-0.38%	-0.38%	4.24%	5.96%	5.96%
HFRX EH: Equity Market Neutral Index***	-5.08%	-5.08%	1.23%	0.12%	0.12%

*	Inception is January 1, 2012 for the Cognios Market Neutral Quantitative Large Cap Value Composite.

**

The Composite includes all portfolios that employ up to, but not more than, 2 times leverage and are invested in long/short positions of US large cap equities that are constituents of the S&P 500. Portfolios in this composite are market neutral on a Beta-adjusted basis and employ the firm’s proprietary quantitative “ROTA/ROME®” investment strategy. Over time, the returns of these portfolios should have a low correlation to the S&P 500 with negligible amounts of Beta relative to the S&P 500.

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods October 1, 2008 to December 31, 2015. For GIPS purposes, the firm is defined as: “Cognios Capital, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 913-214-5000. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

***

The HFRX EH: Equity Market Neutral Index, the benchmark of the Fund, is used for comparative purposes only. The HFRX EH: Equity Market Neutral Index is a common benchmark for long/ short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). These strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Equity Market Neutral Strategies typically maintain characteristic net equity market exposure no greater than 10% long or short.

Investments made by the Adviser on behalf of the accounts within the Composite may differ from those of the benchmark and may not have the same investment strategy. Accordingly, investment results for such accounts, as well as for the Fund, will differ from those of the benchmark.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent” or the “Administrator”) serves as the Fund’s administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

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Cognios Market Neutral Large Cap Fund

BUYING AND REDEEMING SHARES

Class of Shares

The Fund currently offers two classes of shares, an Investor Class and an Institutional Class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;
●	how much you intend to invest; and
●	total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors). Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer both classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the Fund are generally not considered a taxable transaction.

Distribution and Services (Rule 12b-1) Plan for Investor Class Shares

The Fund has adopted a plan of distribution for Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going shareholder services performed by such financial intermediaries for their customers who are investors in the Fund. The Plan permits payment for services and related expenses in connection with a financial intermediary’s administration of mutual fund distribution platforms that offer Investor Class shares of the Fund.

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The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class share assets on an ongoing basis, over time, they will increase the cost of an investment in Investor Class shares.

The Distributor may retain some or all compensation payable pursuant to the Plan under certain circumstances, including but not limited to, if a financial intermediary resigns as the broker/dealer of record, or such financial intermediary fails to meet certain eligibility standards to be able to continue to be the broker/dealer of record.

Payments to Financial Intermediaries and Other Arrangements

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to the Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amount generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to the Fund or its shareholders.

Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Fund. Any such compensation by the Fund to these select financial intermediaries for the aforementioned services are in addition to any applicable 12b-1 related services provided to Fund shareholders.

Investment Minimums

The minimum investment for the Investor Class is $1,000 for each account. The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. There is no subsequent investment minimum. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement accounts, and for accounts held through certain wrap programs.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

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Cognios Market Neutral Large Cap Fund

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis. This fee may be paid by the Adviser at the Adviser’s discretion.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

The Fund will generally accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. You may also contact the Fund to request a purchase of Fund shares using securities you own. The Fund reserves the right to refuse or accept such requests in whole or in part.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Cognios Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Redeeming Shares

Redemptions, like purchases, may generally be effected through retirement plans, broker-dealers, financial intermediaries and directly through the Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire

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transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Medallion Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption over $50,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-855-254-6467 for information on obtaining a signature guarantee.

Redemption Fees

The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Fund reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund generally has a $1,000 account minimum for the Investor Class shares and a $100,000 account minimum for the Institutional Class shares. The Fund may require mandatory redemption of shares in accounts that fall below the minimum requirement and may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

The Fund reserves the right to waive or change account balance minimums.

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Cognios Market Neutral Large Cap Fund

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

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Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required

Prospectus | January 28, 2017	27

Cognios Market Neutral Large Cap Fund

and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) the Fund earns from its portfolio securities and other investments. The Fund intends to distribute any net income to shareholders annually.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when the Fund sells a portfolio security. Long-term capital gains are derived from gains realized when the Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Fund intends to distribute amounts derived from capital gains to shareholders annually.

Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

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TAXES

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Fund for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Fund.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company and will satisfy certain distribution requirements so that it is not subject to U.S. income tax in general. There can be no guarantee that these assumptions will be correct.

The Fund expects to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income, and may be subject to penalties on amounts withdrawn prematurely.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income. Some distributions received from the Fund by an individual shareholder may qualify as qualified dividend income subject to federal income tax at maximum federal rates applicable to long-term capital gains.

Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income.

Prospectus | January 28, 2017	29

Cognios Market Neutral Large Cap Fund

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from its foreign security investments. You may be ineligible for any offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations. See the Statement of Additional Information or your tax adviser for further information.

Fund distributions of earnings and gains are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for each fiscal period shown. Please note that the financial highlights information in the following table represents financial highlights of the Fund through September 30 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, except for the financial highlights for the period ended September 30, 2013, which were audited by other auditors. KPMG LLP’s report, along with the Fund’s financial statements, is included in its annual report, which is available upon request and free of charge by calling the Fund at 1-855-254-6467.

Prospectus | January 28, 2017	31

Cognios Market Neutral Large Cap Fund	Investor Class Shares

For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.68	$10.77		$9.93	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.15)	(0.20)		(0.17)	(0.12)
Net realized and unrealized gain on investments	0.45	0.60		1.35	0.05
Total from investment operations	0.30	0.40		1.18	(0.07)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.05)	(1.49)		(0.34)	–
Total distributions	(0.05)	(1.49)		(0.34)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.25	(1.09)		0.84	(0.07)
NET ASSET VALUE, END OF PERIOD	$9.93	$9.68		$10.77	$9.93

TOTAL RETURN(c)	3.15%	4.47	%(d)	12.12%	(0.70%)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$43,779	$6,253		$5,699	$5,067

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Cognios Market Neutral Large Cap Fund	Investor Class Shares

For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	4.07%	6.06%		6.16%	6.27	%(e)
Operating expenses including reimbursement/waiver	3.80%	4.12	%(f)	4.26%	4.13	%(e)
Net investment loss including reimbursement/waiver	(1.53%)	(2.06%)		(1.71%)	(1.69%	)(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	2.22%	4.04%		4.15%	4.38	%(e)
Operating expenses including reimbursement/waiver	1.95%	2.10	%(f)	2.25%	2.25	%(e)
Net investment income including reimbursement/waiver	0.32%	(0.04%)		0.30%	0.19	%(e)

PORTFOLIO TURNOVER RATE(g)	250%	291%		461%	155%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	In 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.
(e)	Annualized.
(f)	Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

Prospectus | January 28, 2017	33

Cognios Market Neutral Large Cap Fund	Institutional Class Shares

For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76	$10.82		$9.95	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.13)	(0.18)		(0.14)	(0.10)
Net realized and unrealized gain on investments	0.44	0.61		1.35	0.05
Total from investment operations	0.31	0.43		1.21	(0.05)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.05)	(1.49)		(0.34)	–
Total distributions	(0.05)	(1.49)		(0.34)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.26	(1.06)		0.87	(0.05)
NET ASSET VALUE, END OF PERIOD	$10.02	$9.76		$10.82	$9.95

TOTAL RETURN(c)	3.23%	4.77	%(d)	12.41%	(0.50%)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$113,499	$10,402		$8,907	$6,128

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Cognios Market Neutral Large Cap Fund	Institutional Class Shares

For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	3.83%	5.81%		5.45%	6.02	%(e)
Operating expenses including reimbursement/waiver	3.55%	3.86	%(f)	4.01%	3.88	%(e)
Net investment loss including reimbursement/waiver	(1.30%)	(1.80%)		(1.37%)	(1.42%	)(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	1.98%	3.79%		3.43%	4.13	%(e)
Operating expenses including reimbursement/waiver	1.70%	1.84	%(f)	2.00%	2.00	%(e)
Net investment income including reimbursement/waiver	0.55%	0.21%		0.65%	0.46	%(e)

PORTFOLIO TURNOVER RATE(g)	250%	291%		461%	155%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	In 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.44%.
(e)	Annualized.
(f)	Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

Prospectus | January 28, 2017	35

Cognios Market Neutral Large Cap Fund

PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Questions?	Call 1-855-254-6467 or go to www.cogniosfunds.com.

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Who we are
Who is providing this notice?	Cognios Market Neutral Large Cap Fund (the “Fund”)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

Other Important Information
California Residents

If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Prospectus | January 28, 2017	37

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 1-855-254-6467, by writing the Fund at Cognios Market Neutral Large Cap Fund, P.O. Box 1920, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.cogniosfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-22747)

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DDJ CAPITAL MANAGEMENT, LLC

DDJ OPPORTUNISTIC HIGH YIELD FUND

PROSPECTUS

January 28, 2017

CLASS I (DDJCX)

CLASS II (DDJRX)

INSTITUTIONAL (DDJIX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DDJ OPPORTUNISTIC HIGH YIELD FUND

SUMMARY SECTION

DDJ Opportunistic High Yield Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Class I	Class II
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None	0.25%
Other Expenses	4.49%	4.30%	5.13%
Shareholder Servicing Expenses	None	0.10%	0.10%
Total Annual Fund Operating Expenses	5.19%	5.10%	6.18%
Fee Waiver and Expense Reimbursement(1)	-4.40%	-4.21%	-5.04%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%	0.89%	1.14%

(1)

DDJ Capital Management, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund’s average daily net assets for each of the Institutional Class, Class I and Class II shares, respectively. This agreement is in effect through January 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$1,160	$2,236	$4,907
Class I	$91	$1,152	$2,210	$4,848
Class II	$116	$1,385	$2,624	$5,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $20-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of

2	Prospectus | January 28, 2017

similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices generally.

In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with a strict adherence to downside protection. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-80 issuers and 80-100 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Bank Loan Risk. The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Cash Positions. The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are more susceptible to these risks than debt of higher quality issuers.

Debt Securities Risk. Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely

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DDJ OPPORTUNISTIC HIGH YIELD FUND

affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverses its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Adviser on behalf of the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Rule 144A Securities Risk. The market for Rule 144A securities oftentimes is less active than the market for publicly-traded securities. Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class Shares to broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.ddjfunds.com or by calling 1-844-363-4898.

4	Prospectus | January 28, 2017

Annual Total Returns
(For the Calendar Year ended 12/31) – Institutional Class Shares

Best Quarter – September 30, 2016	4.42%
Worst Quarter – March 31, 2016	2.50%

Average Annual Total Returns
(for the periods ended December 31, 2016)

	1 Year	Since Inception (July 16, 2015)
Institutional Class
Return Before Taxes	14.70%	6.67%
Return After Taxes on Distributions	10.36%	3.14%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	3.43%
Class I
Return Before Taxes	14.51%	6.56%
Class II
Return Before Taxes	14.24%	6.31%
BofA ML U.S. High Yield Non-Financial Index (reflects no deduction for fees, expenses or taxes)	18.33%	6.12%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Class I and Class II shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Investment Adviser

DDJ Capital Management, LLC is the investment adviser to the Fund.

Portfolio Managers

David J. Breazzano, co-founder, President and Chief Investment Officer of the Adviser, has served as the portfolio manager for the Fund since June 1, 2016. John W. Sherman and Benjamin J. Santonelli have served as assistant portfolio managers for the Fund since such date as well. Mr. Breazzano is responsible for oversight of the Adviser and as such, the investment team, since the Adviser’s inception in 1996. In addition, he served as portfolio manager of the DDJ U.S. opportunistic high yield strategy from its inception in 1997 through 2007. Mr. Sherman also serves as lead portfolio manager of the DDJ bank loan strategy, while Mr. Santonelli serves as an assistant portfolio manager of the DDJ total return credit strategy.

Purchase and Sale of Fund Shares

The Fund offers investors three classes of shares: Institutional Class, Class I and Class II, and Institutional Class. The minimum initial investment in Institutional Class shares is $5,000,000 with no minimum subsequent investment. Employees of the Adviser, their spouses, and members of their immediate family living in the same household are eligible to purchase the Institutional Class with a minimum investment of $2,500. Institutional Class accounts offered or sourced through a service organization, as determined by the Adviser, may meet the minimum investment amount by aggregating multiple accounts; however, each account must meet a minimum investment requirement of $500,000. For the first twelve months following the launch of the Fund, investors with a preexisting relationship with the Adviser, as determined by the Adviser in its sole discretion, may also be deemed eligible to purchase the Institutional Class with a minimum investment of $500,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts. The minimum initial investment in Class I shares is $1,000,000, and the minimum subsequent investment is $50,000. The minimum initial investment in Class II shares is $5,000, and the minimum subsequent investment is $2,500.

Purchases and redemptions of Institutional Class, Class I and Class II shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income for individual

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DDJ OPPORTUNISTIC HIGH YIELD FUND

shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	Prospectus | January 28, 2017

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund’s objective is to seek overall total return consisting of a high level of current income together with long-term capital appreciation.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this Prospectus.

What is the Adviser’s Investment Philosophy?

The Adviser’s opportunistic high yield investment philosophy is based upon the Adviser’s belief that the lower-rated segments of the high yield market (rated B and below) are the most inefficient areas of the market and provide ample investment opportunities.

The Adviser believes that inefficiencies arise in this market segment (and in particular with respect to issuers within the middle market) for several reasons, including:

●

Many traditional managers of large-cap high yield portfolios do not have an in-depth understanding of this market and/or do not participate in it. These traditional high yield managers oftentimes manage outsized, inflexible funds with large minimum investment size criteria. Therefore, they may not find it cost-effective to dedicate resources to the middle market segment, which the Adviser believes to be less frequently traded and offers smaller investment sizes. This segment accordingly is not as widely covered by high yield research analysts, and fewer brokers make a market trading in its securities. Because of the more limited following in the middle market, managers such as the Adviser, that dedicate the resources and perform a heightened level of due diligence, are able to identify attractive investment opportunities.

●

Traditional high yield managers generally may operate under more rigid investment guidelines than the Fund, which give rise to market inefficiencies. For example, certain mutual funds and structured products (e.g., CLOs and CDOs) that invest in the leveraged credit market may have restrictions on the amount of CCC-rated investments that can be held in their portfolios. In addition, other institutional portfolios also have similar restrictions on the amount of CCC-rated investments that may be held. Consequently, managers of such portfolios may be encouraged if not required to divest debt securities that are downgraded below single-B, potentially at a depressed trading price, without regard to the merits of the investment, or whether the manager agrees with the rating agency’s new characterization of risk.

The Adviser seeks to identify and exploit inefficiencies such as these by adhering to a disciplined, fundamental-oriented investment process based upon company-specific research, and applying value investing principles to the credit markets through extensive financial and legal analysis. The Adviser’s investment process involves observing a company as a whole and deriving a real-time total enterprise value, and then only targeting those investments in that company’s capital structure that the Adviser believes offer a significant margin of safety coupled with strong return potential.

As part of its due diligence process, the Adviser will attempt to create a comprehensive analytical overview of a target company focused on its current and future business prospects. In addition, the Adviser may evaluate the company’s senior management, industry fundamentals, market share, pricing power, operating characteristics and historical and projected financial performance to identify the risk and rewards of an investment.

In particular, the Adviser’s fundamental analysis of each investment opportunity focuses on the following three critical components:

1.

Cash Flow / Liquidity – The ability of a company to service its fixed obligations including interest, capital expenditures, and working capital needs. Additionally, generation of free cash flow is examined to assess a company’s ability to repay debt or reinvest capital.

2.

Asset Coverage – An analysis of a company’s overall asset coverage relative to its liabilities, which is vitally important in assessing downside protection in the event that liquidity or cash flow of the issuer deteriorates.

3.

Legal Protection – Assessment of the rights and remedies contractually set forth in relevant legal documents, including loan agreements, inter-creditor agreements, and bond indentures, with a focus on the “waterfall of value” and worst-case scenarios.

Once a potential investment opportunity is identified, the analyst prepares a “first pass” analysis using financial information obtained from both public (e.g., from EDGAR) and private sources (e.g., proprietary data sites), outlining the company’s business model and financial condition. The objective of the first pass is to develop a preliminary investment thesis. If an investment thesis is identified and a senior investment professional agrees with the analyst’s recommendation, a more in-depth “second pass” analysis is undertaken in order to create a comprehensive financial assessment of the investment opportunity. Investment recommendations that survive the “second pass” stage of the Adviser’s investment process are generally subject to follow-up due diligence in order to reconfirm the Adviser’s investment thesis. Once follow-up due diligence is complete, a final decision on whether to proceed with the investment is made by the portfolio manager.

Maintaining adequate downside protection is the key principle to the Adviser’s risk management philosophy. In order to assess downside protection, the Adviser endeavors to undertake a careful evaluation of credit risk, legal risk and liquidity risk, as

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DDJ OPPORTUNISTIC HIGH YIELD FUND

understanding these risks is a crucial element of the Adviser’s due diligence with respect to each investment opportunity. The Adviser believes that its portfolios can appropriately balance these risks with the potential reward by purchasing securities of companies at deep discounts to intrinsic enterprise value, thereby giving significant cushion from a loan-to-value perspective; properly understanding, as part of the Adviser’s due diligence process, the relevant legal aspects of a bond indenture or loan document with a particular focus on downside or bankruptcy scenarios; and managing liquidity in the portfolio by limiting the number and size of positions considered to be less liquid in nature.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities with a focus on middle market issuers. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $20-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. Senior loans are loans that have been issued to one or more banks or commercial lenders by a company, typically feature a floating interest rate, and usually carry a lien on the assets of the company. This type of debt is often syndicated among large institutions and then traded among them and in private secondary markets. Convertible debt is debt that is convertible into other securities, usually common stock of the issuing company. Preferred stock is an equity security that typically entitles the holder to a fixed dividend and whose payment takes priority over that of common stock dividends. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices generally.

In addition, the Fund may also hold positions in equity or other assets (including convertible bonds) that the Fund receives as part of a unit of, or in connection with, a high yield security or otherwise as a result of reorganization, corporate action, or conversion. The Fund may hold those assets until such time as the Adviser believes that a disposition is most advantageous. The Fund may also make investments in equity securities, including common stocks. However, such assets, along with convertible bonds and preferred stock, will not be considered “high yield fixed income securities” for purposes of the Fund’s requirement to invest at least 80% of its net assets in high yield fixed income securities, described below.

In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with a strict adherence to downside protection. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-80 issuers and 80-100 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities.

Temporary Defensive Positions. The Fund may also invest some or all of its assets in cash and/or cash equivalent securities when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. Cash equivalent securities include, but are not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested, and as a result the Fund may not achieve its investment objective.

The Board of Trustees (the “Board”) may change the Fund’s name, investment objective or its principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material

8	Prospectus | January 28, 2017

change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”).

What are the Principal Risks of Investing in the Fund?

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Summary Section” above and further described below. The Fund may be subject to additional risks other than those described because, among other reasons, the types of investments made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the Statement of Additional Information. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Bank Loan Risk. The Fund may invest a significant amount of its net asset value in bank loans. Such loans may not be rated by a national ratings agency at the time of investment, generally will not be registered with the Securities and Exchange Commission, and typically will not be listed on a securities exchange. In addition, the amount of public information available with respect to loans generally will be less extensive than that available for more widely traded, registered and exchange-listed securities. Because the interest rates of loans reset frequently, if market interest rates fall, the loans’ interest rates may be reset to lower levels, potentially reducing a portfolio’s income.

The size of the trading market for loans is generally smaller than that for registered equities and investment grade rated bond securities; as such, loans may be relatively illiquid compared to those types of securities. Liquidity relates to the ability of a portfolio to sell an investment in a timely manner at a price approximately equal to its value on the portfolio’s books. A portfolio’s ability to realize the full value of its assets may be impaired in the event of a voluntary or involuntary liquidation of any illiquid assets. Furthermore, in the event of an economic downturn, a substantial increase or decrease in interest rates, or other type of market dislocation, the market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In those instances, loans may be difficult to value and prices provided by external pricing services may not reflect the true fair value of the assets.

Borrowers may default on their obligations to pay principal or interest owed under loans when due. This non-payment would result in a reduction of income to a portfolio and a reduction in the value of a loan experiencing non-payment. Although some loans in which a portfolio will invest will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the portfolio could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan.

The Fund may purchase a participation interest in a loan and by doing so acquire some or all of the interest of the bank or other lending institution making the loan to a corporate borrower. A participation interest typically results in the portfolio having a contractual relationship with the lender and not the borrower. In such circumstances, the portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the bank or other lending institution selling the participation and only upon receipt by the bank or other lending institution of the payments from the borrower. Since the portfolio has only acquired a participation in the loan made by a third party (i.e., the banker or other lending institution), the portfolio may not be able to control the exercise of any remedies that such third party would have under the loan. Although the participation interest is in a loan, there can be no assurance that the principal and interest owed on the loan will be repaid in full.

The Fund may experience delays in the settlement of certain loan transactions, which are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds, particularly in the case of loans that are or become distressed. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. Furthermore, pursuant to certain insolvency laws, a counterparty may have the ability to reject or terminate an unsettled loan transaction. If a counterparty rejects an unsettled transaction, the Fund might lose any increase in value with respect to such loan that accrued while the transaction remained unsettled.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative market sentiment toward high yield securities.

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DDJ OPPORTUNISTIC HIGH YIELD FUND

Cash Positions. The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are more susceptible to these risks than debt of higher quality issuers.

Debt Securities Risk. Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or prepayment risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities Risk. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. This risk of loss is further elevated because the Fund may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses. Furthermore, the Adviser will invest and trade without regard to portfolio turnover considerations, and the Fund’s annual portfolio turnover rate and investment costs and charges may, therefore, be greater than the turnover rates and costs of other types of investment vehicles.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability for Fund shareholders in some instances.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities oftentimes carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

What are the Non-Principal Risks of Investing in the Fund?

Other inherent risks associated with the Fund that are less likely to have a material effect on the Fund’s investment portfolio as a whole are called “non-principal risks.” The non-principal risks of the Fund are further described below and in the Statement of Additional Information. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Bankruptcy and Restructuring Risk. The Fund may target securities and other obligations of issuers that are in financial difficulty, and/or may be in, entering, or emerging from, bankruptcy proceedings. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. In any investment opportunity involving work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions, there exists the risk that the contemplated transaction may be unsuccessful. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell the investment at a loss. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. Because there is a substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss of the entire investment in such companies, as well as the risk that the Fund may be required to accept cash or new securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate it adequately for the risks assumed.

Cyber Security Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cyber security failures or breaches by the Fund’s third-party service providers (including, but not limited to, the Adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.

ETF and Other Investment Company Risk. The Fund may also invest in ETFs. ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. Such Fund

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DDJ OPPORTUNISTIC HIGH YIELD FUND

will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

The Fund may also invest in investment companies that are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, unit investment trusts and ETFs are examples of investment companies. By investing in another investment company, the Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests. Investments in securities of other investment companies are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses. The Fund intends to generally use leverage, if any, to meet Fund redemptions.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try and achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. Distributions resulting from short-term trading may be taxed to shareholders at ordinary income rates.

Small- and Mid-cap Risk. The Fund is expected to target “middle market” issuers. The securities of smaller and mid-size companies tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund’s shares.

Use of Segregated and Other Special Accounts; Derivatives. Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price. If the Fund holds any credit default swaps in its portfolio, the Fund expects to segregate assets equal to the full notional amount of each transaction.

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

MANAGEMENT

DDJ Capital Management, LLC (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs.

Co-founded in 1996 by David J. Breazzano and two other investment professionals, the Adviser is an independent investment manager owned by its employees. Since its inception, the Adviser has focused on identifying investment opportunities in below investment grade companies primarily in the middle market arena.

As of December 31, 2016, the Adviser managed approximately $7.59 billion in assets pursuing a variety of fixed income credit strategies targeting the below investment grade universe primarily on behalf of corporate and public retirement funds, insurance companies, endowments, foundations and other institutional clients. In addition, the Adviser provides investment sub-advisory services to four other open-end U.S. mutual funds pursuing a multi-manager multi-strategy approach with assets under management of approximately $2.0 billion as of December 31, 2016. Mr. Breazzano presently serves as the President and Chief Investment Officer of the Adviser, chairs the firm’s Investment Review Committee, and oversees the firm’s operations. Prior to co-founding the Adviser in 1996, Mr. Breazzano served as a portfolio manager at Fidelity Investments with responsibility for over $4 billion in high yield and distressed assets, including the Fidelity Capital & Income Fund. The Adviser’s investment team consists of professionals specialized in the areas of credit research, legal analysis, bankruptcy law, portfolio management, trading and business operational improvements.

The Adviser’s address is 130 Turner Street, Building #3, Suite 600, Waltham, Massachusetts 02453.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon thirty (30) days’ written notice. The Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended September 30, 2015.

The Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund’s average daily net assets for each of the Institutional Class, Class I and Class II Class shares, respectively. This agreement is in effect through January 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Fund to the Adviser (gross and net of fee waivers).

Contractual Advisory Fee (%)(annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
0.70%	0%

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. The portfolio managers listed below have served as the Fund’s portfolio managers since the Fund’s inception.

Information about the portfolio managers, including information about the portfolio managers’ business experience, appears below. More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is included in the SAI.

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DDJ OPPORTUNISTIC HIGH YIELD FUND

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
David J. Breazzano

Mr. Breazzano has served as lead portfolio manager of the Fund since June 1, 2016. He is a co-founder and President and Chief Investment Officer of the Adviser, oversees all aspects of the Adviser, and chairs the firm’s Management Operating, Remuneration and Investment Review Committees. Mr. Breazzano is the portfolio manager of the Adviser’s U.S. opportunistic high yield and total return credit strategies. Prior to forming the Adviser in 1996, from 1990 to 1996, he was a vice president and portfolio manager in the High Income Group at Fidelity Investments, where he had investment management responsibility for over $4 billion in high yield and distressed assets. Specifically, he was a portfolio manager of the Fidelity Capital & Income Fund, which was one of the largest high yield funds in existence at that time. In addition, Mr. Breazzano co-managed the distressed investing operation at Fidelity. Prior to joining Fidelity Investments in 1990, from 1985 to 1990, Mr. Breazzano was a vice president and portfolio manager at T. Rowe Price Associates. Mr. Breazzano received his MBA from the Johnson School at Cornell University and graduated cum laude with a BA from Union College.

John W. Sherman

Mr. Sherman has served as an assistant portfolio manager of the Fund since June 1, 2016. He is the assistant portfolio manager of the Adviser’s U.S. opportunistic high yield strategy and also serves as the portfolio manager of the Adviser’s bank loan strategy. Additionally, Mr. Sherman is presently responsible for investments in the healthcare industry. Mr. Sherman also serves on the firm’s Investment Review Committee. Prior to joining the Adviser in 2007, in 2006, Mr. Sherman was an associate in the Healthcare Group at Thoma Cressey Equity Partners, focusing on private equity investments in middle-market companies. Mr. Sherman graduated magna cum laude with a BBA from the University of Notre Dame.

Benjamin J. Santonelli

Mr. Santonelli has served as an assistant portfolio manager of the Fund since June 1, 2016. He serves as an assistant portfolio manager of the Adviser’s U.S. opportunistic high yield and total return credit strategies. Additionally, Mr. Santonelli is presently responsible for investments in the metals and mining industries. Mr. Santonelli also serves on the firm’s Investment Review Committee. Mr. Santonelli received his BA from Amherst College.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Administrator” or the “Transfer Agent”) serves as the Fund’s administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

The Fund currently offers Institutional Class, Class I and Class II shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;

●	how much you intend to invest; and

●	total expenses associated with owning shares of each class.

No sales charges will be applied to your share purchases.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are offered directly, via the Fund’s transfer agent, and/or through financial intermediaries. Such financial intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

You may transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the same Fund are generally not considered a taxable transaction.

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To open your account directly with the Fund, complete the Account application and mail or fax to the transfer agent at the appropriate address below. Please make your purchase check payable to the DDJ Opportunistic High Yield Fund. You should include any required organizational documents.

via US Postal Service DDJ Fund c/o ALPS Funds P.O. Box 1920 Denver, CO 80201	via Express Courier DDJ Fund c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

Please call an investor services representative at 1-844-363-4898 to obtain the fax number and wiring instructions.

The Fund does not consider the US Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the DDJ Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Distribution and Services (12b-1) Plan for Class II Shares

The Fund has adopted a plan of distribution for Class II shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going shareholder services performed by such financial intermediaries for their customers who are investors in the Fund. The Plan permits payment for services and related expenses in connection with a financial intermediary’s administration of mutual fund distribution platforms that offer Class II shares of the Fund.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II share assets on an ongoing basis, over time, they will increase the cost of an investment in Class II shares.

The Distributor may retain some or all compensation payable pursuant to the Plan under certain circumstances, including but not limited to, such as if a financial intermediary resigns as the broker/dealer of record, or such financial intermediary failing to meet certain eligibly standards to be able to continue to be the broker/dealer of record.

Shareholder Services Plan for Class I and Class II Shares

The Fund has adopted non-Rule 12b-1 shareholder services plans (the “Services Plan”) for Class I and Class II shares which authorize the Fund to compensate select financial intermediaries and Fund affiliates an aggregate fee in an amount not to annually exceed 0.10% of the average daily net asset value of the Class I and Class II shares of the Fund attributable to, or held in the name of, the financial intermediary for its clients as compensation for maintaining customer accounts that hold Fund shares. The Service Plan fee is compensation for providing, some or all of the following services: (i) establishing and maintaining Fund shareholder accounts, (ii) processing and transmitting Fund shareholder orders and instructions regarding accounts, (iii) processing dividend and other distribution payments from the Fund for shareholder accounts, (iv) preparing reports or forms on behalf of Fund shareholder accounts, (v) forwarding communications from the Fund to shareholders, and (vi) providing such other similar services as applicable statutes, rules or regulations permit. None of the aforementioned services includes distribution related services or activities. Any amount of the Services Plans fees not paid during the Fund’s fiscal year for such services may be reimbursed to the Fund.

Payments to Financial Intermediaries and Other Arrangements

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to the Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amount generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to the Fund or its shareholders.

Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. These actives are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Fund. Any such compensation by the Fund to these select financial intermediaries for the aforementioned services are in addition to any applicable 12b-1 related services provided to Fund shareholders.

Investment Minimums

The Fund offers investors three classes of shares: Institutional Class, Class I and Class II. The minimum initial investment in Institutional Class shares is $5,000,000 with no minimum subsequent investment. Employees of the Adviser, their spouses, and members of their immediate family living in the same household are eligible to purchase the Institutional Class with a minimum investment of $2,500. Institutional Class accounts offered or sourced through a service organization may, as determined by the Adviser, meet the minimum investment amount by aggregating multiple accounts;

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DDJ OPPORTUNISTIC HIGH YIELD FUND

however, each account must meet a minimum investment requirement of $500,000. For the first twelve months following the launch of the Fund, investors with a preexisting relationship with the Adviser, as determined by the Adviser in its sole discretion, may also be deemed eligible to purchase the Institutional Class with a minimum investment of $500,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts. The minimum initial investment in Class I shares is $1,000,000, and the minimum subsequent investment is $50,000. The minimum initial investment in Class II shares is $5,000, and the minimum subsequent investment is $2,500.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy, exchange or redeem shares at that day’s net asset value, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s net asset value.

Investors may purchase, exchange or redeem Institutional Class, Class I and Class II shares of the Fund directly or through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

The Funds will generally accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. You may also contact the Fund to request a purchase of Fund shares using securities you own. The Fund reserves the right to refuse or accept such requests in whole or in part.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, financial intermediaries and directly through the Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. “Good order” means that your redemption request includes: (i) the Fund name and account number; (ii) the amount of the transaction in dollars or shares; (iii) signatures of you and any other person listed on the account, exactly as the shares are registered; (iv) any certificates you are holding for the account; and (v) any supporting legal documentation that may be required.

Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a Medallion signature guarantee. Please call 1-844-363-4898 for information on obtaining a Medallion signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However,

16	Prospectus | January 28, 2017

the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind are taxed to a redeeming shareholder the same for federal income tax purposes in the same manner as cash redemptions. In general, the Fund will try to liquidate any illiquid securities before issuing a redemption in-kind. However, the Fund may distribute illiquid securities as a result of a redemption in-kind. Securities received as a result of a redemption in-kind will be subject to market risk until such securities are sold.

Medallion Signature Guarantees

The Fund requires a Medallion signature guarantee on any written redemption over $50,000 (but may require additional documentation or a Medallion signature guarantee on any redemption request to help protect against fraud) or for certain types of transfer requests or account registration changes. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-844-363-4898 for information on obtaining a Medallion signature guarantee.

Redemption Fees

If you sell or exchange your shares of the Fund after holding them 60 calendar days or less, a 1.00% redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The Fund permits waivers of the redemption fee for the following transactions:

●	Redemptions related to a disability as defined by Internal Revenue Service requirements;

●	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

●	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

●	Redemptions of shares through a systematic withdrawal plan;

●	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

●	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

●	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;

●	Redemptions due to reinvestment of dividends and/or capital gains;

●

Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;

●

Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

●

Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

●	Certain other transactions as deemed appropriate by the Adviser.

The application of redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell shares of the Fund through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. Investment advisers or their affiliates may pay redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Redemptions Based on Minimum Requirements

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account in the Fund has a value of less than (i) $750,000 for Class I shareholders; (ii) $2,000 for Class II shareholders; or (iii) $3.75 million for Institutional Class shareholders, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least (i) $750,000 for Class I shareholders; (ii) $2,000 for Class II shareholders; or (iii) or $3.75 million for Institutional Class shareholders, before the redemption

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DDJ OPPORTUNISTIC HIGH YIELD FUND

is processed. As a sale of your Fund shares, this redemption will generally be taxable for shareholders who hold their shares through taxable accounts.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

SHARE TRANSACTIONS

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Fund or its agents may review transaction history reports to identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Board of Trustees has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for

18	Prospectus | January 28, 2017

debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund or its agents to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) the Fund earns from its portfolio securities and other investments. The Fund intends to distribute any net income to shareholders monthly.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when the Fund sells a portfolio security. Long-term capital gains are derived from gains realized when the Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Fund intends to distribute amounts derived from capital gains to shareholders annually.

Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

TAXES

The following information is a general summary of U.S. federal income tax consequences of investments in the Fund for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Funds.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as regulated investment companies and will satisfy certain distribution requirements so that it is not subject to U.S. income tax in general. There can be no guarantee that these assumptions will be correct.

The Fund expects to distribute substantially all of its ordinary income and net capital gains in excess of any loss carryovers to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain

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DDJ OPPORTUNISTIC HIGH YIELD FUND

types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income, and may be subject to penalties if withdrawn prematurely.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares.

Income Dividends and Capital Gains

Distributions properly reported as net capital gain of the Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held.

Other than distributions of net long-term capital gain, Fund distributions will generally be taxable as ordinary income or, if properly designated by the Fund, as “qualified dividend income” taxable to individual shareholders at a maximum 20% tax rate, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares. The amount of distributions from the Fund that will be eligible for the “qualified dividend income” lower maximum rate, however, cannot exceed the amount of dividends received by the Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from the Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short-term capital gains, such dividends will not be eligible for the lower rate. However, if at least 95% of the Fund’s “gross income” is from qualifying dividends, then 100% of its distributions will be eligible for the lower rate. For these purposes, the Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions. Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares.

Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Fund distributions of earnings and gains are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. Thus, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to the shareholder, the distribution is still taxable even though the shareholder did not participate in these gains. An investor can avoid this by investing soon after the Fund has made a distribution.

Any distributions on, sales, exchanges or redemptions of, shares held in an IRA (or other tax-qualified plan) are generally not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to qualifying dividends received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If a shareholder does not make an election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional tax will be reported on, and paid with, the shareholder’s federal income tax return.

A shareholder of the Fund may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (i) has

20	Prospectus | January 28, 2017

provided either an incorrect tax identification number or no such number, (ii) is subject by the IRS to backup withholding for failure to properly report payments of interest or dividends, (iii) has failed to certify that the shareholder is not subject to backup withholding, or (iv) has not certified that the shareholder is a U.S. person. The backup withholding rate is currently 28%.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from its foreign security investments. A shareholder may be ineligible for any offsetting tax credit or tax deduction under U.S. tax laws for shareholder’s portion of the Fund’s foreign tax obligations. See the Statement of Additional Information for further information.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions.

State and Local Income Taxes. Shareholders may also be subject to state and local income taxes on distributions and redemptions. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the DDJ Opportunistic High Yield Fund for each fiscal period shown. Please note that the financial highlights information in the following table represents financial highlights of the Fund through September 30 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the DDJ Opportunistic High Yield Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund’s financial statements, is included in its annual report, which is available upon request and free of charge by calling the Fund at 1-844-363-4898.

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DDJ OPPORTUNISTIC HIGH YIELD FUND

INSTITUTIONAL CLASS

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.72	0.08
Net realized and unrealized gain/(loss) on investments	0.06	(0.26)
Total from investment operations	0.78	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.06)
Total distributions	(0.70)	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.84	$9.76

TOTAL RETURN(c)	8.41%	(1.77)%

SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$7,916	$2,968
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	5.19%	14.66	%(d)
Operating expenses including reimbursement/waiver	0.79%	0.79	%(d)
Net investment income including reimbursement/waiver	7.55%	3.71	%(d)
PORTFOLIO TURNOVER RATE(e)	72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

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CLASS I

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.73	0.07
Net realized and unrealized gain/(loss) on investments	0.05	(0.24)
Total from investment operations	0.78	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.07)
Total distributions	(0.70)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.84	$9.76

TOTAL RETURN(c)	8.43%	(1.76)%

SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$650	$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	5.10%	14.74	%(d)
Operating expenses including reimbursement/waiver	0.89%	0.89	%(d)
Net investment income including reimbursement/waiver	7.55%	3.47	%(d)
PORTFOLIO TURNOVER RATE(e)	72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

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DDJ OPPORTUNISTIC HIGH YIELD FUND

CLASS II

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.68	0.07
Net realized and unrealized gain/(loss) on investments	0.06	(0.25)
Total from investment operations	0.74	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.67)	(0.06)
Total distributions	(0.67)	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.07	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.83	$9.76

TOTAL RETURN(c)	8.06%	(1.80)%

SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$106	$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	6.18%	14.99	%(d)
Operating expenses including reimbursement/waiver	1.14%	1.14	%(d)
Net investment income including reimbursement/waiver	7.15%	3.22	%(d)
PORTFOLIO TURNOVER RATE(e)	72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

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PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons a Fund chooses to share, and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-844-363-4898 or go to www.ddjfunds.com.

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DDJ OPPORTUNISTIC HIGH YIELD FUND

WHO WE ARE
Who is providing this notice?	DDJ Opportunistic High Yield Fund (the “Fund”)
WHAT WE DO
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

OTHER IMPORTANT INFORMATION
California Residents

If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

26	Prospectus | January 28, 2017

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EVERGREEN | GAVEKAL

January 28, 2017

PROSPECTUS

GKE ASIAN OPPORTUNITIES FUND

INSTITUTIONAL CLASS | TICKER: GKEAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GKE Asian Opportunities Fund

Table of Contents

Summary Section	2
Investment Objective and Principal Investment Strategies	10
More on the Fund’s Investments and Related Risks	11
Disclosure of Portfolio Holdings	25
Management	26
The Portfolio Managers	27
Administrator, Distributor and Transfer Agent of the Fund	28
Buying and Redeeming Shares	28
Share Transactions	32
Dividends and Distributions	34
Taxes	35
Financial Highlights	37
Privacy Policy	39
Additional Information About the Fund	Back Cover

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GKE Asian Opportunities Fund

SUMMARY SECTION

GKE Asian Opportunities Fund (the “Fund”)

Investment Objective

The Fund seeks to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	1.91%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	3.42%
Fee Waiver and Expense Reimbursement(2)	(1.60%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.82%

(1)	Expenses have been restated to reflect current fees.
(2)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), Evergreen Capital Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.81% of the average daily net assets for the Institutional Class shares. This obligation excludes brokerage expenses, interest expenses, taxes and extraordinary expenses. The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee or expense was deferred.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

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example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Institutional Class	$185	$902	$1,641	$3,591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 232% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities of companies located in developed and emerging markets in the Asia-Pacific region, where “total assets” means net assets, plus the amount of any borrowings for investment purposes. Developed and emerging market countries in the Asia-Pacific region are those currently included in the Morgan Stanley Capital International (MSCI) AC (All Country) Pacific Index. The MSCI AC Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Asia-Pacific region. This Index consists of the following 13 developed and emerging market countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand (“Asia-Pacific Countries”). The Fund’s investments may also include securities of issuers in Asia-Pacific Countries that are traded elsewhere, such as depositary receipts and global depositary receipts listed in New York, London and Frankfurt. Such securities may include equities (common and preferred stocks) (substantially all of which with market capitalizations of more than $1 billion), debt securities of all maturities (including government bonds, corporate bonds, convertible bonds and other fixed-income securities, zero coupon securities, pay-in-kind bonds and deferred payment securities) and currencies of foreign countries.

Under normal conditions, and subject to the exceptions described here, the Fund invests at least 60% of its net assets in exchange listed securities. A maximum of 10% of the Fund’s net assets may be invested in non-investment grade (or “junk”) bonds; all other bonds in which the Fund may invest are rated (i.e., are of investment grade) by Fitch, Standard and Poor’s or Moody’s.

A broad diversification between asset classes and individual equity securities is intended to provide the Fund some measure of protection in generally unfavorable equity markets. However, the Fund’s debt security exposure will typically be concentrated in bonds issued by a few Asia-Pacific Country governments and in high-quality corporate issuers.

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GKE Asian Opportunities Fund

A company is generally regarded as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. Neither the Fund, the Adviser nor GaveKal Capital Limited (the “Sub-Adviser”) can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Emerging Markets Risk

Emerging markets are often less stable politically and economically than developed markets such as the United States and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

In addition, investments in emerging markets may be subject to related volatility risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only if you are willing to own your investment for a time period over which the effects of this volatility can be mitigated.

Registration Risk

In some emerging market countries, such as China, India and Korea, evidence of legal title to shares is maintained in “book-entry” form. In order to be recognized as the registered owner of the shares of a company, a purchaser or purchaser’s representative must physically travel to a registrar and open an account with the registrar (which, in certain cases, requires the payment of an account opening fee).

Registrars may not be subject to effective government supervision and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight on the part of the registrar. If the company register were to be destroyed or mutilated, the Fund’s holding of the relevant shares of the company could be substantially impaired, or in certain cases, deleted. Registrars often do not maintain insurance against such occurrences, nor are they likely to have assets sufficient to compensate the Fund as a result thereof. While the registrar and the company may be legally

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obliged to remedy such loss, there is no guarantee that either of them would do so. Furthermore, the registrar or the relevant company could willfully refuse to recognize the Fund as the registered holder of shares previously purchased by the Fund due to the destruction of the company’s register.

Political and/or Regulatory Risks

Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.

High Yield/Low Rated Debt Securities Risk

The Fund may invest in below investment grade corporate debt securities, including convertible debt. Corporate debt securities rated below investment grade and comparable unrated securities are highly speculative and the market value of such securities tends to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities.

Credit Risk

The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio.

Interest Rate Risk

The Fund’s investments in fixed income securities may decline in value due to changes in interest rates. As nominal rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Risks Related to Credit Ratings, Unrated Securities and High Yield Securities

Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. The Fund may purchase unrated securities (i.e., securities that are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.

Foreign Exchange/Currency Risk

When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income, or may impose fees for doing so. Such controls may also affect

Prospectus | January 28, 2017	5

GKE Asian Opportunities Fund

the value of the Fund’s holdings. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Risks Associated with Depository Receipts

Emerging market securities may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Settlement Risk

The trading and settlement practices on some of the recognized exchanges on which the Fund may invest may not be the same as those in more developed markets. That may increase settlement risk and/or result in delay in realizing investments made by the Fund.

Political, Regulatory and/or Legal Risk: China, India, Indonesia, Malaysia, Taiwan and Thailand

The value of the Fund’s assets may be affected by political and regulatory uncertainties such as international and Chinese, Indian, Indonesian, Malaysian, Taiwanese and/or Thai political developments and changes in governmental policies in areas including taxation, foreign investment, currency repatriation, currency fluctuation and foreign exchange control. In addition, there is a greater degree of governmental involvement in and control over the economy in these emerging market countries than in more developed markets.

Liquidity Risk

The substantially smaller size and lower trading volumes of the markets for Chinese equity securities compared to equities in companies on more developed securities markets may result in a potential lack of liquidity and increased volatility.

Custody Risks

The Fund may invest in markets where custodial and/or settlement systems are not fully developed, the assets of the Fund that are traded in such markets and that have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risks in circumstances whereby the Trustee will have no liability.

Managed Portfolio Risk

The investment strategies or choice of specific securities made on behalf of the Fund may be unsuccessful and may cause the Fund to incur losses. The Fund’s portfolio managers use a research-driven strategy to select securities. The Fund’s portfolio managers may cause the Fund’s net assets to be invested in a manner that is substantially different from the Fund’s primary benchmark index,

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and this may lead to material differences in performance. There is no guarantee that the portfolio managers’ security selection techniques will achieve its investment objective or produce desired results.

Portfolio Turnover Risk

The Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

Sector Concentration Risk

The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Please see “What are the Principal Risks of Investing in The Fund?” and “What are the Non-Principal Risks of Investing in The Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the fund’s website at www.gkefund.com or by calling 1-855-331-6240.

Prospectus | January 28, 2017	7

GKE Asian Opportunities Fund

Annual Total Returns (For the Calendar Years ended 12/31)

Best Quarter – March 31, 2015	5.19%
Worst Quarter – September 30, 2015	(9.35%)

Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	Since Inception (August 5, 2013)
Return Before Taxes	(3.51%)	1.42%
Return After Taxes on Distributions	(4.02%)	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	(1.84%)	0.90%
MSCI AC Asia Pacific TR USD Index (reflects no deduction for fees, expenses or taxes)	5.21%	2.71%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisers

Evergreen Capital Management, LLC (“the “Adviser”) is the investment adviser to the Fund, and GaveKal Capital Limited (the Sub-Adviser”) is the investment sub-adviser to the Fund.

Portfolio Managers

Louis-Vincent Gave, Chief Investment Officer of the Sub-Adviser, and Alfred Ho, Portfolio Manager of the Sub-Adviser, have co-managed the Fund since its inception.

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Purchase and Sale of Fund Shares

The Fund offers one class of shares, an Institutional Class, which is offered by this Prospectus. The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at www.gkefund.com, by telephone at 1-855-331-6240 and by regular mail at P.O. Box 1920, Denver, CO 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or in some cases, qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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GKE Asian Opportunities Fund

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or its principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities of companies located in developed and emerging markets in the Asia-Pacific region, where “total assets” means net assets, plus the amount of any borrowings for investment purposes. Developed and emerging market countries in the Asia-Pacific region are those currently included in the Morgan Stanley Capital International (MSCI) AC (All Country) Pacific Index. The MSCI AC Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Asia-Pacific region. This Index consists of the following 13 developed and emerging market countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand (“Asia-Pacific Countries”). The Fund’s investments may also include securities of issuers in Asia-Pacific Countries that are traded elsewhere, such as depositary receipts and global depositary receipts listed in New York, London and Frankfurt. Such securities may include equities (common and preferred stocks) (substantially all of which with market capitalizations of more than $1 billion), debt securities of all maturities (including government bonds, corporate bonds, convertible bonds and other fixed-income securities, zero coupon securities, pay-in-kind bonds and deferred payment securities) and currencies of foreign countries.

Under normal conditions, and subject to the exceptions described here, the Fund invests at least 60% of its net assets in exchange listed securities. A maximum of 10% of the Fund’s net assets may be invested in non-investment grade (or “junk”) bonds; all other bonds in which the Fund may invest are rated (i.e., are of investment grade) by Fitch, Standard and Poor’s or Moody’s.

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A broad diversification between asset classes and individual equity securities is intended to provide the Fund some measure of protection in generally unfavorable equity markets. However, the Fund’s debt security exposure will typically be concentrated in bonds issued by a few Asia-Pacific Country governments and in high-quality corporate issuers.

A company is generally regarded as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

Foreign Securities

The Fund intends to invest at least 80% of its total assets in equities (common and preferred stocks) (substantially all of which with market capitalizations of more than $1 billion), debt securities (including government bonds, corporate bonds, convertible bonds and other fixed-income securities, zero coupon securities, pay-in-kind bonds and deferred payment securities) and currencies of foreign countries. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

Equity Securities

Equity securities are securities which signify ownership interest in a corporation and represent a claim on part of the corporation’s assets and earnings. Equity securities may include common stocks, preferred stocks, convertible securities, equity interest in non-U.S. investments or trusts, depositary receipts, equity interests in publicly traded limited partnerships/units and other equity investments. The Fund may invest in equity or equity-related securities and equipment lease certificates, equipment trust certificates and conditional sales contracts or limited partnership interests.

Convertible Securities

Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or income until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital

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GKE Asian Opportunities Fund

structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Fixed-Income Securities, Including Corporate and Sovereign Debt

All fixed-income securities are subject to two primary types of risks: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations, and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Sovereign debt securities are debt obligations issued by governments or their related agencies. Sovereign debt is subject to the risk that the entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. That ability or willingness may be affected by several factors, including its fiscal position, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the entity’s standing with international agencies such as the International Monetary Fund, and the political constraints to which the entity may be subject.

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Depositary Receipts (ADRs, EDRs and GDRs)

The Fund may invest in the securities of foreign companies in the form of depositary receipts or other securities convertible into securities of foreign companies. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Emerging Markets Risk” above.

What are the Non-Principal Strategies of the Fund?

Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Cash Equivalents and Short-Term Fixed-Income Securities

Under normal market conditions, the Fund will invest the majority of its net assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents or it may hold cash. The Fund may hold all or a portion of its un-invested cash in foreign currencies or their equivalents. The percentage of the Fund invested in such holdings will vary and depends on several factors, including market conditions.

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GKE Asian Opportunities Fund

Temporary Defensive Investments

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.

When-Issued and Delayed Delivery Securities

The Fund may buy, sell or receive by corporate action, securities on a when-issued or delayed delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade.

Borrowing and Leverage

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. Leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings.

Cash Flows

The ability of the Fund to satisfy its investment objective depends to some extent on the portfolio managers’ ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The Fund’s portfolio managers will make investment changes to the Fund’s portfolio to accommodate cash flow while continuing to seek its investment objective.

Hedging

Although the Fund is permitted to actively hedge currencies or assets, the Fund does not anticipate, under normal market conditions, actively hedging currencies or assets to any material extent. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk (i.e., the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased).

The inability to close futures positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a

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futures contract or a related option. There can be no assurance that the Fund’s hedging strategies will be effective. The Fund is not required to engage in hedging transactions, and the Fund may choose not to do so.

Foreign Exchange Transactions

The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for the purpose of settling transactions for securities denominated in foreign currencies. The Fund intends to conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific amount of currency at a future date, at a price and on a date set at the time of the contract. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions prevailing as the contract is struck.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.

The Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC. The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

The Fund may also (but is not required to) use the Currency Instruments described above to hedge against movements in a security the Fund owns or intends to acquire. Under normal market conditions, the Fund does not anticipate using such currency instruments to actively hedge exposures within the portfolio.

Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

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Investment Limitations

Except with respect to the illiquid investment restrictions set forth above, all limitations on the Fund’s investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Cash Position

The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities for the Fund, the Fund’s cash or similar investments may increase When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund was more fully invested.

U.S. Government Securities

The Fund may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the Fund’s “Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Sub-Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Other Investments and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

What are the Principal Risks of Investing in the Fund?

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here, please see the Statement of Additional Information) that could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

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Emerging Markets Risk

Investment in emerging markets involves risk factors and special considerations that may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the economies and markets of emerging countries. Adverse government policies, taxation and restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the laws and regulations of emerging countries in which investment may be made, including expropriation, nationalization or other confiscation could result in loss to the Fund. By comparison with more developed securities markets, most emerging countries’ securities markets are comparatively small, less liquid and more volatile. This may result in greater volatility in the NAV of the Fund than would be the case in relation to funds invested in more developed markets. Because of this volatility, it is recommended that you invest in the Fund only if you are willing to own your investment for a time period over which the effects of this volatility can be mitigated. In addition, if a large number of securities have to be realized at short notice to meet substantial redemption requests in the Fund, such sales may have to be effected at unfavorable prices that may in turn have an adverse effect on the NAV of the Fund.

Settlement, clearing, safe custody and registration procedures may be underdeveloped, increasing the risks of error, fraud or default. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in emerging markets may not provide the same degree of investor information or protection as would generally apply in more developed markets. Investments in certain emerging markets may require consents or be subject to restrictions that may limit the availability of attractive investment opportunities to the Fund. Emerging markets generally are not as efficient as those in developed countries. In some cases, a market for the security may not exist locally and so transactions may need to be made on a neighboring exchange.

Emerging markets securities may incur brokerage or stock transfer taxes levied by foreign governments which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of same. The issuers of emerging markets securities, such as banks and other financial institutions, may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk. In addition, custodial expenses for emerging market securities are generally higher than for developed market securities. Dividend and interest payments from, and capital gains in respect of, emerging markets securities may be subject to foreign taxes that may or may not be reclaimable.

Laws governing foreign investment and securities transactions in emerging markets may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment in certain emerging markets in which assets of the Fund are invested. Furthermore, the standard of corporate governance and investor protection in emerging markets may not be equivalent to that provided in other jurisdictions.

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GKE Asian Opportunities Fund

Registration Risk

In some emerging market countries, such as China, India and Korea, evidence of legal title to shares is maintained in “book-entry” form. In order to be recognized as the registered owner of the shares of a company, a purchaser or purchaser’s representative must physically travel to a registrar and open an account with the registrar (which, in certain cases, requires the payment of an account opening fee). Thereafter, each time that the purchaser purchases additional shares of the company, the purchaser’s representative must present to the registrar powers of attorney from the purchaser and the seller of such shares, along with evidence of such purchase, at which time the registrar will debit such purchased shares form the seller’s account maintained on the register and credit such purchased shares to the purchaser’s account to be maintained to the register.

The role of the registrar in such custodial and registration processes is crucial. Registrars may not be subject to effective government supervision and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight on the part of the registrar. Furthermore, while companies in certain emerging market countries may be required to maintain independent registrars that meet certain statutory criteria, in practice, there can be no guarantee that this regulation has been strictly enforced. Because of this possible lack of independence, management of companies in such emerging market countries can potentially exert significant influence over the shareholding in such companies. If the company register were to be destroyed or mutilated, the Fund’s holding of the relevant shares of the company could be substantially impaired, or in certain cases, deleted. Registrars often do not maintain insurance against such occurrences, nor are they likely to have assets sufficient to compensate the Fund as a result thereof. While the registrar and the company may be legally obliged to remedy such loss, there is no guarantee that either of them would do so, nor is there any guarantee that the Fund would be able to successfully bring a claim against them as a result of such loss. Furthermore, the registrar or the relevant company could willfully refuse to recognize the Fund as the registered holder of shares previously purchased by the Fund due to the destruction of the company’s register.

Political and/or Regulatory Risks

The value of the Fund’s assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of countries in which investment may be made. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in certain countries in which investment may be made may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. As the Fund may invest in markets where the custodial and/or settlement systems are not fully developed, the assets of the Fund that are traded in such markets and that have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the Trustee will have no liability.

High Yield/Low Rated Debt Securities Risk

The Fund may invest in below investment grade corporate debt securities, including convertible debt. Corporate debt securities rated below investment grade and comparable unrated securities are highly speculative and the market value of such securities tends to be more sensitive to company-

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specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service debt obligations during an economic downturn may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than in the case of investment grade securities because such securities frequently are subordinated to the prior payment of senior indebtedness. Any fixed income securities, including certain corporate debt securities in which the Fund may invest, contain call or buy-back features which permit the issuer of the security to call or repurchase it. If an issuer exercises such a “call option” and redeems the security the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return for the Fund.

Credit Risk

There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments. The Fund will also be exposed to a credit risk in relation to the counterparties with whom they trade or place margin or collateral in respect of transactions in financial derivative instruments and may bear the risk of counterparty default.

Interest Rate Risk

The Fund’s investments in fixed income securities may decline in value due to changes in interest rates. As nominal rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Risks Related to Credit Ratings, Unrated Securities and High Yield Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund’s portfolio managers do not rely solely on credit ratings and may develop its own tools to analyze the creditworthiness of issuers.

The Fund may purchase unrated securities (i.e., securities that are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in

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GKE Asian Opportunities Fund

higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks, and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse liquidity conditions. Issuers of securities in default may fail to resume principal and interest payments, in which case the Fund may lose its entire investment.

Foreign Exchange/Currency Risk

The Fund may invest its assets in securities denominated in a wide range of currencies, some of which may not be freely convertible. The NAV of the Fund as expressed in U.S. dollars will fluctuate in accordance with the changes in the foreign exchange rate between the U.S. dollar and the currencies in which the Fund’s investments are denominated. The Fund may, therefore, be exposed to a foreign exchange/currency risk. It may not be possible or practicable to hedge against the consequent foreign exchange/ currency risk exposure. The Sub-Adviser may or may not try to mitigate this risk by using financial instruments.

The Fund may enter from time to time into currency exchange transactions either on a spot (i.e., cash) basis or by buying currency exchange forward contracts. The Fund will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into currency exchange transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Fund may also enter into forward contracts to hedge against a change in such currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a currency other than the base currency of the Fund. To do this, the Fund would enter into a forward contract to sell the currency in which the investment is denominated or principally traded in exchange for the base currency of the Fund. Although these transactions are intended to minimize the risk of loss due to a decline in the value of hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be payable because the future value of such securities will change as a consequence of market movements in the value of such securities between the date when the forward contract is entered into and the date when it matures. The successful execution of a hedging strategy that matches exactly the profile of the investments of the Fund cannot be assured.

Risks Associated with Depository Receipts

Emerging market securities may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depository

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receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Settlement Risk

The trading and settlement practices on some of the recognized exchanges on which the Fund may invest may not be the same as those in more developed markets. That may increase settlement risk and/or result in delay in realizing investments made by the Fund.

Political, Regulatory and/or Legal Risk: China, India, Indonesia, Malaysia, Taiwan and Thailand

The value of the Fund’s assets may be affected by political and regulatory uncertainties such as international and Chinese, Indian, Indonesian, Malaysian, Taiwanese and/or Thai political developments and changes in governmental policies in areas including taxation, foreign investment, currency repatriation, currency fluctuation and foreign exchange control. In addition, there is a greater degree of governmental involvement in and control over the economy in these emerging market countries than in more developed markets. The governments in these countries exert considerable influence on the development of their stock markets. From time to time, official measures may be taken that affect listed companies and market prices in such countries.

The fiscal and monetary systems in China, India, Indonesia, Malaysia, Taiwan and Thailand are underdeveloped relative to Western countries and this may affect the stability of the economy and their financial markets.

The legal systems in China, India, Indonesia, Malaysia, Taiwan and Thailand are still in the developmental stages. Although a legal framework is in place to govern companies and the securities markets, the interpretation and enforcement of laws involve significant uncertainty. It should be noted that the legal infrastructure and accounting, auditing and reporting standards in these countries and other markets in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in more developed countries. In particular, the laws governing insolvency and shareholder protection in these countries are significantly less developed than in established jurisdictions.

Liquidity Risk

The substantially smaller size and lower trading volumes of the markets for Chinese equity securities compared to equities in companies on more developed securities markets may result in a potential lack of liquidity and increased volatility.

This may affect the price at which the Fund may liquidate positions to meet redemption requests or other funding requirements. In particular, investors should expect that investment in Chinese companies registered with the Shanghai Stock Exchange and the Shenzen Securities Stock Exchange may be highly volatile.

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GKE Asian Opportunities Fund

Custody Risks

The Fund may invest in markets where custodial and/or settlement systems are not fully developed, the assets of the Fund that are traded in such markets and that have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risks in circumstances whereby the Trustee will have no liability. Such markets may include Indonesia, South Korea and India, and such risks include:

●	a non-true delivery versus payment settlement;
●	a physical market, and as a consequence the circulation of forged securities;
●	poor information in regards to corporate actions;
●	registration process that impacts the availability of the securities;
●	lack of appropriate legal/fiscal infrastructure advices; and
●	lack of compensation/risk fund with the Central Depository.

Managed Portfolio Risk

The investment strategies or choice of specific securities made on behalf of the Fund may be unsuccessful and may cause the Fund to incur losses.

The Fund’s portfolio managers use a research-driven strategy to select securities. When selecting equity securities for the Fund, the portfolio managers seek to identify investments that are undervalued by the market in comparison to their assessment of the companies’ intrinsic value. Factors considered in the analysis include strong and improving cash flow generation, earnings profile, normalized profitability level and returns on capital. The Fund’s portfolio managers may cause the Fund’s net assets to be invested in a manner that is substantially different from the Fund’s primary benchmark index, and this may lead to material differences in performance.

The Fund’s portfolio managers seek to incorporate their global research when determining the impact of economic factors on emerging equity markets and underlying securities in the portfolio. There is no guarantee that the portfolio managers’ security selection techniques will achieve its investment objective or produce desired results.

Portfolio Turnover Risk

The Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

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Sector Concentration Risk

The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Please see “What are the Principal and Non-Principal Risks of Investing in The Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

What are the Non-Principal Risks of Investing in the Fund?

General risks

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. If the value of the Fund’s investments declines, the net asset value (“NAV”) per share of the Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Fund may be traded on days and at times when the New York Stock Exchange is closed and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund. For additional information on the calculation of the Fund’s NAV, see “How Fund Shares are Priced” below.

Your investment in the Fund is exposed to different risks, many of which are described below. Because of these risks, your investment in the Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in the Fund only for the long term (at least five years), so that you can better manage the volatility associated with the Fund’s performance.

Liquidity and Valuation Risk

Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price or time. As a result, these securities may be more difficult to value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in emerging markets.

Market Timing and other Short-Term Trading

The Fund is not intended for short-term trading by investors. Investors who hold shares of the Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of the Fund’s portfolio and causing the Fund to

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GKE Asian Opportunities Fund

incur additional costs, which are borne by non-redeeming shareholders. The Fund attempts to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Fund attempts to discourage time-zone arbitrage and similar market-timing activities that seek to benefit from any differences between the Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when the Fund’s NAV is calculated.

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds that do not concentrate their investments. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Fund, and the Fund’s performance may be more volatile than that of funds that invest globally.

Risks Related to Expenses

Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater than those indicated.

Repurchase Agreements, Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Fund’s portfolio managers monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

The Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (that may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the “1940 Act”), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account an amount of cash, U.S. Government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest,

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subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Cyber Security Risk

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

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MANAGEMENT

Evergreen Capital Management, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 1983 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 10500 NE 8th, Suite 950, Bellevue, Washington 98004.

David M. Hay serves as the Chief Investment Officer of the Adviser and is a principal owner of the firm. He has been employed in the securities industry since 1979, when he joined Dean Witter Reynolds, now Morgan Stanley. Mr. Hay also serves as Chief Risk Officer of the Fund.

The Adviser has delegated daily management of the Fund’s assets to GaveKal Capital Limited (the “Sub-Adviser”), who is paid by the Adviser and not the Fund. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. The Sub-Adviser commenced business operations in November 2002 and is registered with the Securities and Exchange Commission as an investment adviser. The Sub-Adviser’s principal address is Suite 3101, Central Plaza, 18 Harbour Road, Wanchai, Hong Kong. As of December 31, 2016, the Sub-Adviser had approximately $1.78 billion in assets under management.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets during the month. The management fee is paid on a monthly basis. The Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.825% based on the Fund’s average daily net assets during the month. The management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory and sub-advisory fee rate paid by the Fund to the Adviser and the Adviser to the Sub-Adviser (net of fee waivers).

Contractual Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)	Contractual Sub-Advisory Fee (%) (annual rate)	Actual Sub-Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
1.50%	0%	0.825%	0%

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed through January 31, 2018 to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.81% of the average daily net assets for the Institutional Class shares. This obligation excludes brokerage expenses, interest expenses, taxes and extraordinary expenses. The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s

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expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee or expense was deferred. There is no guarantee that the same or similar fee waiver or expense cap limit will be renewed after the agreement’s expiration. Fee waivers and subsidiaries will increase the Fund’s total return. To the extent that the Adviser agrees to waive its fee or subsidize the Fund’s expenses, it may enter into a relationship agreement with the Sub-Adviser to share the economic impact of the fee waiver or expense subsidy.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended September 30, 2016.

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below has served as the Fund’s portfolio managers since the Fund’s inception.

Information about each portfolio manager, including information about each portfolio manager’s business experience, appears below. More information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund is included in the SAI.

Louis-Vincent Gave

Mr. Gave is a co-portfolio manager of the Fund and has been so since its inception. He has been Chief Investment Officer of the Sub-Adviser since November 2002. Prior to this, from 1999 to October 2002, he co-founded and worked for GaveKal Research, Ltd., a global economic and asset allocation research firm. Prior to GaveKal Research, Ltd., from 1997 to 1999, Mr. Gave was an equity research analyst with Paribas Capital Markets, an investment bank. In 1996 and 1997, he served in the French Mountain Infantry Division as a second lieutenant. Mr. Gave studied Economics, History and Chinese at Duke University and Nanjing University and has written three books (Our Brave New World, The End is Not Nigh and A Roadmap for Troubling Times.)

Alfred Ho

Mr. Ho has co-managed the Fund with Mr. Gave since the Fund’s inception. He has over 20 years of experience in investing in Asian markets. Mr. Ho has been Portfolio Manager of the Sub-Adviser since 2006. Before joining the Sub-Adviser, he was the Chief Investment Officer for INVESCO Asia and was responsible for managing large retail and institutional portfolios. Mr. Ho was the lead manager for the INVESCO GT Asia Enterprise Fund that received best performing funds awards by SCMP/Micropal in 1992, 1995, 1998 and 2001. In 1999, he initiated the launch of the first absolute-return driven product for INVESCO – the INVESCO Asia Alpha Fund. Prior to joining INVESCO, Mr. Ho worked as an analyst with W.I. Carr, a securities company, in Hong Kong. He graduated from the University of Wisconsin-Madison with a Bachelor of Science degree in Economics and a Master

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GKE Asian Opportunities Fund

of Science degree in Finance where he was enrolled in the Applied Security Analysis Program at the School of Business. Mr. Ho is a holder of the Chartered Financial Analyst designation. He has co-managed the GaveKal Asian Opportunities UCITS Fund since 2006.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent” or the “Administrator”) serves as the Fund’s administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Class of Shares

The Fund currently offers one class of shares, an Institutional Class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s transfer agent, or through financial intermediaries. Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Payments to Financial Intermediaries and Other Arrangements

The Adviser, the Sub-Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s or Sub-Adviser’s own resources (which may include profits from providing advisory services to the Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amount generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser or the Sub-Adviser and may be substantial. Revenue sharing payments create no additional cost to the Fund or its shareholders.

Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may

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receive compensation from the Fund. Any such compensation by the Fund to these select financial intermediaries for the aforementioned services are in addition to any applicable 12b-1 related services provided to Fund shareholders.

Investment Minimums

The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis. This fee may be paid by the Sub-Adviser at the Sub-Adviser’s discretion.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

The Fund will generally accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. You may also contact the Fund to request a purchase of Fund shares using securities you own. The Fund reserves the right to refuse or accept such requests in whole or in part.

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GKE Asian Opportunities Fund

Redeeming Shares

Redemptions, like purchases, may generally be effected through retirement plans, broker-dealers, financial intermediaries and directly through the Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Medallion Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption over $50,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-855-331-6240 for information on obtaining a signature guarantee.

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Redemption Fees

If you sell or exchange your shares of the Fund after holding them 45 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

●	Redemptions due to small balance maintenance fees;
●	Redemptions related to death or due to a divorce decree;
●

Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

●

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

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GKE Asian Opportunities Fund

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund generally has a $100,000 account minimum for the Institutional Class shares. The Fund may require mandatory redemption of shares in accounts that fall below the minimum requirement and may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

The Fund reserves the right to waive or change account balance minimums.

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational

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systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

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GKE Asian Opportunities Fund

When such prices or quotations are not available, or when the Sub-Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Sub-Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) the Fund earns from its portfolio securities and other investments. The Fund intends to distribute any net income to shareholders annually.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when the Fund sells a portfolio security. Long-term capital gains are derived from gains realized when the Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Fund intends to distribute amounts derived from capital gains to shareholders annually.

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Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

TAXES

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Fund for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Fund.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company and will satisfy certain distribution requirements so that it is not subject to U.S. income tax in general. There can be no guarantee that these assumptions will be correct.

The Fund expects to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income and may be subject to penalties if withdrawn prematurely.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income. Some distributions received from a Fund by an individual shareholder may qualify as qualified dividend income subject to federal income tax at maximum federal rates applicable to long-term capital gains, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares.

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GKE Asian Opportunities Fund

Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and certain capital gains earned from their foreign security investments. You may qualify for an offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See the Statement of Additional Information or your tax adviser for further information.

Fund dividends and distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

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Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the GKE Asian Opportunities Fund for each fiscal period shown. Please note that the financial highlights information in the following table represents financial highlights of the Fund through September 30 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the GKE Asian Opportunities Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, except for the financial highlights for the period ended September 30, 2013, which were audited by other auditors. KPMG LLP’s report, along with the Fund’s financial statements, are included in its annual report, which is available upon request and free of charge by calling the Fund at 1-855-331-6240.

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GKE Asian Opportunities Fund

For a share outstanding through the periods presented.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014		For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.47	$10.69	$10.38		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.05	0.03	0.05		0.00	(c)
Net realized and unrealized gain/(loss) on investments	0.39	(0.01)	0.30		0.38
Total from investment operations	0.44	0.02	0.35		0.38

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.24)	(0.00	)(c)	–
From net realized gain on investments	(0.08)	–	(0.04)		–
Total distributions	(0.20)	(0.24)	(0.04)		–

REDEMPTION FEES	0.00 (c)	0.00 (c)	0.00	(c)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.24	(0.22)	0.31		0.38
NET ASSET VALUE, END OF PERIOD	$10.71	$10.47	$10.69		$10.38

TOTAL RETURN(d)	4.25%	0.20%	3.37%		3.80%

SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$15,765	$16,339	$11,346		$2,484

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.41%	3.69%	4.93%		23.95	%(e)
Operating expenses including reimbursement/waiver	1.81%	1.81%	1.81%		1.81	%(e)
Net investment income including reimbursement/waiver	0.44%	0.31%	0.51%		0.10	%(e)

PORTFOLIO TURNOVER RATE(f)	232%	245%	219%		22%

(a)	Commenced operations on August 5, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005/(0.005) per share.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been reimbursed/waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

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PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONALINFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Questions?	Call 1-855-331-6240 or go to www.gkefund.com.

Prospectus | January 28, 2017	39

GKE Asian Opportunities Fund

Who we are
Who is providing this notice?	GKE Asian Opportunities Fund (the “Fund”)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

Other Important Information
California Residents

If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 1-855-331-6240, by writing the Fund at GKE Asian Opportunities Fund, P.O. Box 1920, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.gkefund.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-22747)

Insignia Macro Fund

PROSPECTUS

JANUARY 28, 2017

Class A (IGMFX)
Class I (IGMLX)

Insignia
macro fund

As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Insignia Macro Fund	Table of Contents

Summary Section	2
Investment Objective and Principal Investment Strategies	14
More on the Fund’s Investments and Related Risks	17
Disclosure of Portfolio Holdings	28
Management	28
Administrator, Distributor and Transfer Agent of the Fund	33
Buying and Redeeming Shares	33
Share Transactions	40
Dividends and Distributions	43
Taxes	43
Consolidated Financial Highlights	45
Privacy Policy	48
Additional Information About the Fund	Back Cover

Prospectus | January 28, 2017	1

Insignia Macro Fund

SUMMARY SECTION

INSIGNIA MACRO FUND (THE “FUND”)

Investment Objective

The Fund seeks long-term risk-adjusted total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying and Redeeming Shares” on page 33 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 48 of the Fund’s statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.50%(1)	None
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0%
Other Expenses	0.70%	0.69%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(3)	2.21%	1.95%
Fee Waiver and Expense Reimbursement	(0.20%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	2.01%	1.76%

(1)

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

(2)

The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with Meritage Capital, LLC, the Subsidiary’s investment adviser and the Fund’s investment adviser (the “Adviser”), for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. Pursuant to the Fee Waiver Agreement (defined below), the Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

(3)	Expenses have been restated to reflect current fees.

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(4)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to the annual rate of 1.75%. The Fee Waiver Agreement is in effect through January 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement prior to January 31, 2018 without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 743	$ 1,185	$ 1,652	$ 2,936
Class I	$ 179	$ 594	$ 1,034	$ 2,256

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

●	“Global Macro/Managed Futures” strategy
●	“Fixed Income” strategy

The Global Macro/Managed Futures strategy is designed to provide exposure to global macroeconomic and commodities-related investment strategies and produce attractive risk-adjusted returns with the expectation of low correlation to the broader equity markets by investing primarily in swap contracts, structured notes and other derivatives providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes thereof) and other types of pooled investment vehicles managed by independent managers (each, a “Manager”), including commodity pools (“Underlying Funds”). The Fund may access the

Prospectus | January 28, 2017	3

Insignia Macro Fund

returns of Underlying Funds that use a single Manager or multiple Managers to execute the Global Macro/Managed Futures strategy without restriction as to issuer, capitalization, country or currency. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s investments provide the Fund with exposure to Managers who employ a variety of global macroeconomic and managed futures trading strategies including both discretionary and systematic styles. Managers who employ a discretionary style generally do not use quantitative models and may invest based on, among other factors, technical indicators, chart patterns, specialized knowledge, fundamental research or analysis. Managers who employ a systematic style generally exploit trending behavior of futures markets over various time frames by utilizing quantitative systems. The Managers primarily trade long and short positions in (1) options, (2) futures, (3) forwards and/or (4) spot contracts, each of which may be tied to various securities or commodities markets and sectors including: (i) equity, (ii) fixed income, (iii) foreign exchange, (iv) metals, (v) energy, (vi) agricultural, (vii) livestock and (viii) tropical commodities (such as coffee, sugar and cocoa). The Managers may also trade individual equities, fixed income securities and in other derivatives such as commodity swaps, credit default swaps, and interest rate forwards.

The Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Funds, swaps, structured notes and other derivatives. The Subsidiary is subject to the same investment restrictions as the Fund. The Adviser may change the Fund’s allocation among the Underlying Funds, swaps, structured notes and other derivatives.

To the extent the Adviser is utilizing derivatives to gain exposure to Underlying Funds, it is anticipated that the Fund’s Subsidiary will use a total return swap (the “Swap”), a type of derivative instrument based on a customized index designed to replicate the aggregate returns of the Underlying Funds selected by the Adviser. The Fund anticipates counterparties to the swap to be large international investment banks. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove Underlying Funds from the Swap or adjust the notional exposure between the Underlying Funds within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as operating expenses of the Underlying Funds, including any management and performance fees paid to a Manager of an Underlying Fund. Because the index is designed to replicate the returns of Underlying Funds selected by the Adviser, the performance of the Fund will depend on the ability of the Underlying Funds to generate returns in excess of the costs of the index.

Through investing in swaps, structured notes and direct investments in Underlying Funds, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to the Global Macro/Managed Futures strategy as if between 100% and 110% of the Fund’s net assets were invested in that strategy.

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The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities. The strategy may also invest in preferred stock and hybrid securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the Adviser to be of comparable quality. However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy to a sub-adviser, Sage Advisory Services, Ltd. Co. (“Sub-Adviser” or “Sage”).

The Adviser anticipates that the Fund will, under normal conditions, allocate approximately 25% of its assets to the Global Macro/Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The Adviser will pursue the Fund’s investment objective by employing an investment and risk management process that the Adviser has historically applied in making allocations to Underlying Funds. The Adviser’s investment process consists of three primary steps: (1) sourcing and selecting Managers, (2) portfolio construction and (3) ongoing investment monitoring, risk management and reallocation. A summary of the Adviser’s process is set forth below:

Prospectus | January 28, 2017	5

Insignia Macro Fund

Sourcing and Selecting	Portfolio Construction	Ongoing Monitoring, Risk Management and Reallocation

Process for sourcing and selecting Managers is based on quantitative analysis and qualitative due diligence to identify Managers whose performance, integrity, rigor, professionalism, operational best practices and transparency identify them as suitable candidates for investment by the Fund

Managers may be identified through various means, including industry contacts, competitors, brokerage firms, third-party databases, other investment advisers and intermediaries

The process for selection is both a top-down (economic and market driven) and bottom-up (based on Manager fundamentals) approach

Adviser examines economic and market conditions with the goal of constructing a portfolio using several different Managers who employ various investing styles

Adviser will consider, among other factors, historical Manager exposure, attribution and portfolio concentration as well as the potential correlation among Managers

Adviser considers the ways in which it can access Managers through investments in Underlying Funds, swaps or structured notes

Consult with Sub-Adviser regarding fixed income portfolio construction

Adviser engages in ongoing monitoring and diligence of the Managers and the Fund’s Sub-Adviser

As it determines appropriate, Adviser rebalances portfolio between the Global Macro/Managed Futures strategy and the Fixed Income strategy

Although the Fund is not required to allocate to any particular number of Underlying Funds or Managers, it is anticipated that the Fund will have exposure to between 3 and 15 Managers. The due diligence process the Adviser employs in selecting Underlying Funds generally includes:

●	performing a series of quantitative analytical studies to identify Managers who have delivered the best risk adjusted performance in their peer group;
●	correlation analysis to assist in determining which Managers may best diversify the portfolio;
●	qualitative analysis of the manager’s trading skill, risk management procedures, depth of the organization, trading and back office systems;
●	background checks on the principals and the organization; and
●	understanding of the principal’s plans and ambitions for their firm.

The Adviser expects to allocate the Fund’s investments between the Global Macro/Managed Futures strategy through Underlying Funds, swaps, structured notes and the Fixed Income strategy which is managed by the Sub-Adviser. The Adviser will rebalance the portfolio periodically as it deems appropriate.

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Sub-Adviser’s Investment Process

In choosing securities for the Fund, the Sub-Adviser begins with an analysis of the yield curve under multiple market scenarios. Next, the Sub-Adviser combines fundamental economic and quantitative security analysis to identify those sectors of the broad fixed income markets that offer attractive gross, risk adjusted and total returns. This is done by applying proprietary valuation models that aggregate fundamental characteristics, technical trends, and macro inputs. The Sub-Adviser then employs a multi-factor review process to select individual securities within each sector.

The Sub-Adviser also manages the portfolio’s duration. However, the Sub-Adviser does not have any limitations on duration, and the portfolio’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund’s Fixed Income portfolio, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. None of the Fund, the Adviser or the Sub-Adviser can guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds, swaps, structured notes, other derivative instruments and the Subsidiary.

●

Aggressive Investment Technique Risk: The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Funds and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

●

Commodity Risk: Investing in instruments or securities with exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●

Commodity-Related Tax Risks. The Fund may invest in commodity-related instruments and other derivatives through the Subsidiary established in the Cayman Islands, and may invest directly in certain types of commodity-related derivatives (such as structured notes). The tax treatment of commodity-linked investments is unclear and may be adversely affected by changes

Prospectus | January 28, 2017	7

Insignia Macro Fund

in legislation, regulations or other legally binding authority. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

●

Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

●

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●

Derivatives Risk: The Fund’s use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Funds, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Funds may expire exposing the Fund to potentially significant losses.

●	Emerging Markets Risk: Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

●

Exchange-Traded Funds (ETFs) Risk: Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

●

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading

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markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●

Geographic Risk: To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

●

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●

Interest Rate Risk: Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

●

Leverage Risk: The Fund directly or indirectly via investments in the Subsidiary and Underlying Funds will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Funds, however, the Fund cannot lose more than its investment in an Underlying Fund because the Fund is not legally liable for an Underlying Fund’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

●

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●

Management Risk: The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgment about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

●

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Prospectus | January 28, 2017	9

Insignia Macro Fund

●

Mortgage-Backed/Asset-Backed Securities Risk: The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

●

Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

●

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

●

Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. If a counter-party were to default on a swap agreement, the Fund will be subject to liquidity risk. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●

Turnover Risk: A higher portfolio turnover rate will result in higher transactional and brokerage costs. High rates of portfolio turnover may also result in the realization of short-term capital gains. Any distributions from net short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes.

●

Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to Managers engaged to trade Global Macro/Managed Futures strategies on behalf of the Underlying Fund. Those performance based fees will be paid by the Underlying Fund to each Manager without regard to the performance of other Managers engaged by an Underlying Fund (notwithstanding that a single Manager may be employed by two or more Underlying Funds) and without regard to the Underlying Fund’s or the Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund. Underlying Funds in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the Managers retained by the Underlying Funds will be profitable or avoid losses.

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Please see “What are the Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.insigniafunds.com or by calling 1-855-674-4642.

Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares

Best Quarter – September 30, 2014	6.44%
Worst Quarter – June 30, 2015	(3.97%)

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Insignia Macro Fund

Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	Since Inception (December 31, 2013)
Class A Shares
Return Before Taxes	(2.52%)	1.73%
Return After Taxes on Distributions	(2.58%)	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	(1.42%)	0.91%
Class I Shares
Return Before Taxes	(7.93%)	(0.22%)
HFRI Macro (Total) Index (reflects no deduction for fees, expenses or taxes)	1.49%	1.90%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	8.87%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Investment Adviser

Meritage Capital, LLC is the investment adviser to the Fund.

Sub-Adviser

Sage Advisory Services, Ltd. Co. is the Sub-Adviser to the Fund’s Fixed Income strategy.

Portfolio Managers

Joseph S. Wade and Glenn K. Stotts, Portfolio Managers of the Adviser, have co-managed the Fund since its inception in December 2013 and since January 2015, respectively. Robert G. Smith III, Mark C. MacQueen, Robert C. Peck, Thomas H. Urano, Jeffrey S. Timlin, Portfolio Managers of the Sub-Adviser have co-managed the Fund’s Fixed Income strategy since its inception in December 2013 and Anthony J. Parish, Portfolio Manager of the Sub-Adviser has co-managed the Fund’s Fixed Income strategy since January 2017.

Purchase and Sale of Fund Shares

The Fund offers investors two Classes of shares: Classes A and I. The minimum investment in Class A shares is $2,500. The minimum investment in Class I shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum. Purchases and redemptions may be made on any day the New

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York Stock Exchange (NYSE) is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at www.insigniafunds.com, by telephone at 1-855-674-4642 and by regular mail at P.O. Box 1920, Denver, CO 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income for individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements, and may be subject to penalties on amounts withdrawn prematurely.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Insignia Macro Fund

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks long-term risk-adjusted total return.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or its principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

●	“Global Macro/Managed Futures” strategy
●	“Fixed Income” strategy

The Global Macro/Managed Futures strategy is designed to provide exposure to global macroeconomic and commodities-related investment strategies and produce attractive risk-adjusted returns with the expectation of low correlation to the broader equity markets by investing primarily in swap contracts, structured notes and other derivatives providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes thereof) and other types of pooled investment vehicles managed by Managers, including Underlying Funds. The Fund may access the returns of Underlying Funds that use a single Manager or multiple Managers to execute the Global Macro/Managed Futures strategy without restriction as to issuer, capitalization, country or currency. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s investments provide the Fund with exposure to Managers who employ a variety of global macroeconomic and managed futures trading strategies including both discretionary and systematic styles. Managers who employ a discretionary style generally do not use quantitative models and may invest based on, among other factors, technical indicators, chart patterns, specialized knowledge, fundamental research or analysis. Managers who employ a systematic style generally exploit trending behavior of futures markets over various time frames by utilizing quantitative systems. The Managers primarily trade long and short positions in (1) options, (2) futures, (3) forwards and/or (4) spot contracts, each of which may be tied to various securities or commodities markets and sectors

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including: (i) equity, (ii) fixed income, (iii) foreign exchange, (iv) metals, (v) energy, (vi) agricultural, (vii) livestock and (viii) tropical commodities (such as coffee, sugar and cocoa). The Managers may also trade individual equities, fixed income securities and in other derivatives such as commodity swaps, credit default swaps, and interest rate forwards.

The Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Funds, swaps, structured notes and other derivatives. The Subsidiary is subject to the same investment restrictions as the Fund. The Adviser may change the Fund’s allocation among the Underlying Funds, swaps, structured notes and other derivatives.

To the extent the Adviser is utilizing derivatives to gain exposure to Underlying Funds, it is anticipated that the Fund’s Subsidiary will use a total return Swap, a type of derivative instrument based on a customized index designed to replicate the aggregate returns of the Underlying Funds selected by the Adviser. The Fund anticipates counterparties to be large international investment banks. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove Underlying Funds from the Swap or adjust the notional exposure between the Underlying Funds within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as operating expenses of the Underlying Funds, including any management and performance fees paid to a Manager of an Underlying Fund. Because the index is designed to replicate the returns of Underlying Funds selected by the Adviser, the performance of the Fund will depend on the ability of the Underlying Funds to generate returns in excess of the costs of the index.

Through investing the swaps, structured notes and direct investments in Underlying Funds, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to the Global Macro/Managed Futures strategy as if between 100% and 110% of the Fund’s net assets were invested in that strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities. The strategy may also invest in preferred stock and hybrid securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s or S&P, or, if unrated, determined by the Adviser to be of comparable quality. However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

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Insignia Macro Fund

The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy to the Sub-Adviser.

The Adviser anticipates that the Fund will, under normal conditions, allocate approximately 25% of its assets to the Global Macro/Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The Adviser will pursue the Fund’s investment objective by employing an investment and risk management process that the Adviser has historically applied in making allocations to Underlying Funds. The Adviser’s investment process consists of three primary steps: (1) sourcing and selecting Managers, (2) portfolio construction and (3) ongoing investment monitoring, risk management and reallocation. A summary of the Adviser’s process is set forth below:

Sourcing and Selecting	Portfolio Construction	Ongoing Monitoring, Risk Management and Reallocation

Process for sourcing and selecting Managers is based on quantitative analysis and qualitative due diligence to identify Managers whose performance, integrity, rigor, professionalism, operational best practices and transparency identify them as suitable candidates for investment by the Fund

Managers may be identified through various means, including industry contacts, competitors, brokerage firms, third-party databases, other investment advisers and intermediaries

The process for selection is both a top-down (economic and market driven) and bottom-up (based on Manager fundamentals) approach

Adviser examines economic and market conditions with the goal of constructing a portfolio using several different Managers who employ various investing styles

Adviser will consider, among other factors, historical Manager exposure, attribution and portfolio concentration as well as the potential correlation among Managers

Adviser considers the ways in which it can access Managers through investments in Underlying Funds, swaps or structure notes

Consult with Sub-Adviser regarding fixed income portfolio construction

Adviser engages in ongoing monitoring and diligence of the Managers and the Fund’s Sub-Adviser

As it determines appropriate, Adviser rebalances portfolio between the Global Macro/Managed Futures strategy and the Fixed Income strategy

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Although the Fund is not required to allocate to any particular number of Underlying Funds or Managers, it is anticipated that the Fund will have exposure to between 3 and 15 Managers. The due diligence process the Adviser employs in selecting Underlying Funds generally includes:

●	performing a series of quantitative analytical studies to identify Managers who have delivered the best risk adjusted performance in their peer group;
●	correlation analysis to assist in determining which Managers may best diversify the portfolio;
●	qualitative analysis of the manager’s trading skill, risk management procedures, depth of the organization, trading and back office systems;
●	background checks on the principals and the organization; and
●	understanding of the principal’s plans and ambitions for their firm.

The Adviser expects to allocate the Fund’s investments between the Global Macro/Managed Futures Strategy through Underlying Funds, swaps, structured notes and the Fixed Income Strategy which is managed by the Sub-Adviser. The Adviser will rebalance the portfolio periodically as it deems appropriate.

Sub-Adviser’s Investment Process

In choosing securities for the Fund, the Sub-Adviser begins with an analysis of the yield curve under multiple market scenarios. Next, the Sub-Adviser combines fundamental economic and quantitative security analysis to identify those sectors of the broad fixed income markets that offer attractive gross, risk adjusted and total returns. This is done by applying proprietary valuation models that aggregate fundamental characteristics, technical trends, and macro inputs. The Sub-Adviser then employs a multi-factor review process to select individual securities within each sector.

The Sub-Adviser also manages the portfolio’s duration. However, the Sub-Adviser does not have any limitations on duration, and the portfolio’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund’s Fixed Income portfolio, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

The Sub-Adviser’s investment committee is responsible for the day-to-day management of the Fund’s Fixed Income portfolio. The investment committee chaired by Robert G. Smith, the Chief Investment Officer, and includes Mark MacQueen, Robert Peck, Jeff Timlin, Thomas Urano and Robert Williams. Investment decisions are generally made on a consensus basis. Each is a co-manager of the Fund’s fixed income portfolio.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the

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Insignia Macro Fund

Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in which the Fund Invests?

As noted above, the Global Macro/Managed Futures strategy seeks to provide exposure to global macroeconomic and commodities-related investment strategies of Underlying Funds selected by the Adviser by investing primarily in swap contracts and structured notes providing the returns of reference assets of Underlying Funds. Underlying Funds include securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles managed by Managers, including commodity pools.

The Fixed Income strategy primarily invests in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) ETFs that each invests primarily in the preceding types of fixed income securities. However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

●	Additional Information on Underlying Funds

With respect to investments made by the Fund in Underlying Funds, each Underlying Fund, or share classes of an Underlying Fund, is managed by a Manager or trading advisor, pursuant to a proprietary strategy. Underlying Funds may use a form of leverage often referred to as “notional funding” - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts. For example if a Manager wants the Underlying Fund to trade a $10,000,000 commodity futures portfolio (the “nominal trading level”) the Underlying Fund’s margin requirement may be $500,000. The Underlying Fund can either deposit $10,000,000 to “fully fund” the futures account or can deposit only a portion of the $10,000,000, provided that the amount deposited meets the account’s ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of an Underlying Fund. In addition, the leverage may make an Underlying Fund subject to more frequent margin calls. However, additional funds to meet margin calls are available only to the extent of an Underlying Fund’s assets and not from the Subsidiary or the Fund. Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.

●	Additional Information on Swaps

In order to achieve the desired Global Macro/Managed Futures exposure, the Fund may enter into swap agreements in which a counterparty agrees to pay the Fund the return of a reference asset (such as an Underlying Fund), or a basket of such reference assets, in exchange for the Fund

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paying the counterparty a floating rate and/or a fixed rate. In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund receives any gains generated by the collateral. Swaps are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation procedures. The change in swap value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.

Payments received or made at the end of the measurement period are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that the return of the reference asset relative to the floating and/or fixed rate may be below expectations. These and other risks are described more fully below and in the SAI.

●	Additional Information on Structured Notes

In order to achieve the desired Global Macro/Managed Futures exposure, the Fund may purchase structured notes from an issuer who agrees to pay the Fund the return of a reference asset (such as an Underlying Fund), or a basket of such reference assets, less a floating rate and/or a fixed rate. Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation procedures. The change in note value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations. These and other risks are described more fully below and in the SAI.

●	Additional Information Regarding the Subsidiary

The Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in the Subsidiary. The Subsidiary will invest the majority of its assets in derivatives, including swaps, structured notes and/or Underlying Funds. However, the Fund may also make Global Macro/Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a

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Insignia Macro Fund

consolidated basis. By investing in commodities indirectly through the Subsidiary, the Fund is expected to obtain exposure to the commodities markets within limitations of the federal income tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from certain specified sources (typically referred to as “qualifying income”). The Fund will make investments in certain commodity-linked derivatives through the Subsidiary because income from these derivatives is generally not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the derivative directly. Substantially all income of the Subsidiary is expected to consist of “Subpart F income” (within the meaning of Section 952 of the Code) which will be includible in the taxable income of the Fund whether or not distributed. The IRS has recently issued a proposed Treasury Regulations which, if finalized, would treat Subpart F income from foreign subsidiaries as non-qualifying income for a RIC except where the subsidiary distributes the income in the year that it is earned. To satisfy the requirements of the proposed Treasury Regulations, the Subsidiary will continue its practice of declaring and distributing, no less than annually, a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of Subpart F income generated by or expected to be generated by the Subsidiary’s investments during the taxable year. Such dividend distributions are expected to be “qualifying income” pursuant to Subchapter M of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the CFTC. In addition, the Sub-Adviser is a “commodity trading advisor” registered with and regulated by the CFTC. As a result, the Adviser, Sub-Adviser and the Fund are subject to dual regulation by the CFTC and the SEC. The CFTC regulations harmonize CFTC regulations with overlapping SEC rules and regulations. The Adviser has availed itself of the CFTC’s harmonization regulation with respect to the Fund by filing a notice with the National Futures Association. The Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting investment returns.

What are the Principal Risks of Investing in the Fund?

The following risks may apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in Underlying Funds, swaps, structured notes, other derivative instruments and the Subsidiary.

●

Aggressive Investment Technique Risk: The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Funds and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such

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techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

●

Commodity Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●

Commodity-Related Tax Risks. The Fund may invest in commodity-related instruments and other derivatives through the Subsidiary established in the Cayman Islands, and the Fund may invest directly in certain types of commodity-related derivatives (such as certain structured notes). The Fund intends to treat income from the Subsidiary and from other commodity-linked investments as qualifying income. Commodities-related income from the Subsidiary should be qualifying RIC income provided that the Subsidiary distributes such income to the Fund in the taxable year in which it is earned, which is consistent with the practice of the Fund and the Subsidiary. The tax treatment of other commodity-linked investments is not free from doubt and may be adversely affected by changes in legislation, regulations, other IRS guidance or other legally binding authority. The IRS historically issued private letter rulings to other mutual funds treating income from a fund’s investment in certain commodity-linked notes as qualifying income for a RIC. However, rulings issued to other mutual funds have no precedential effect. The Fund does not have a private letter ruling on this question, and the IRS has announced that it will no longer issue such rulings. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a RIC, the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level. If the IRS were to issue further guidance, or Congress were to enact legislation, that adversely affects the tax treatment of the Fund’s investment in the Subsidiary or in other commodity-related investments, it could limit the Fund’s ability to pursue its investment strategy. In this event, the Fund’s Board may authorize a change in investment strategy.

●

Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

●

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

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Insignia Macro Fund

Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the-counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or an Underlying Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

●

Derivatives Risk: Futures, options, options on futures, swaps and structured notes involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. In addition, it is anticipated that Underlying Funds will be “notionally funded” - that is their nominal trading level will exceed the cash deposited in the trading accounts. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy

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its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk: Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day’s settlement price which a futures contract price may fluctuate during a single day. During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. It is also possible that an exchange or the CFTC, which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

Risk of Options: Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Emerging Markets Risk. Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

●

Exchange-Traded Funds (ETFs) Risk: Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

●

Fixed Income Risk: When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target

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Insignia Macro Fund

associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

●

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

●

Geographic Risk: To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

●

Interest Rate Risk: Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

●

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. The value of each Underlying Fund will be dependent on the

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success of the Global Macro/Managed Futures strategies used by its Manager. Certain Managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success.

●

Leverage Risk: The Fund, directly or indirectly via investments in the Subsidiary or Underlying Funds, will use derivatives to increase their long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage by Underlying Funds may also cause the Fund to have higher indirect expenses than those of mutual funds that do not invest in securities that use such techniques. With respect to investments in Underlying Funds, however, the Fund cannot lose more than its investment in an Underlying Fund because the Fund is not legally liable for an Underlying Fund’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

●

Liquidity Risk: The Fund is subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

●

Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s, and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgment about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results. The Fund’s profitability will also depend upon the ability of the Adviser to successfully allocate the assets of the Fund’s Subsidiary among securities that employ Global Macro/Managed Futures strategies profitably and the Sub-Adviser’s judgments about the attractiveness, value and potential appreciation the fixed income securities in which the Fund will invest. There can be no assurance that either the securities selected by the Adviser and Sub-Adviser will produce positive returns.

●

Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

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Insignia Macro Fund

●

Mortgage-Backed/Asset-Backed Securities Risk: The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

●

Non-Diversification Risk: The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may also invest in Underlying Funds that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

●

Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the 1940 Act, to ensure that a Fund shareholder will not lose more than the amount invested in the Fund. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

●

Structured Notes Risk: Structured notes involve risks different from, or possibly greater than, the risks associated with traditional investments. These risks include (i) the risk that the issuer may default; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the note may not correlate perfectly with the underlying assets, rate or index. Structured note prices may be highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading structured notes involves risks different from, or possibly greater than, the risks associated with investing traditional securities including:

Leverage and Volatility Risk: Structured notes ordinarily have leverage inherent in their terms. Accordingly, a relatively small movement in an index to which structured note is linked may result in an immediate and substantial loss.

Liquidity Risk: Although it is anticipated that the structured notes will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

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Tracking Risk: Structured notes may not be perfect substitutes for the securities, commodities or currencies they are intended to track. Factors such as differences in supply and demand for certain structured note-related derivatives and indices may cause structured note returns to deviate from the Adviser’s expectations. Consequently, structured note returns may not be highly correlated to the securities commodities or currencies they are intended to track.

●

Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. If a counterparty were to default on a swap agreement, the Fund will be subject to liquidity risk. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund will invest through the Subsidiary in the Swap. The Fund’s returns will be reduced or its losses will be increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the returns of the Swap. These fees include the management and performance fees of the Underlying Fund accessed through the Swap (See “Underlying Funds Risk” below for more information on these fees). The costs associated with the Swap are separate from the Fund’s operating expenses as shown in the Annual Fund Operating Expenses table. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms. If the Swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

●

Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Fund may invest a portion of its assets in Underlying Funds. Investing through Underlying Funds entails a number of risks, including:

Additional Risks: The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal.

Cross Liability Risk: Underlying Funds in which the Fund invests may issue multiple share classes without limited recourse protection between and among each share class, rendering it possible that an investor in one share class could be negatively impacted by losses attributable to another share class in which the investor did not participate. Such potential cross-class liability will arise if the liabilities referable to one share class exceed the assets referable to that class, prompting the Underlying Fund, as issuer of the share classes, to satisfy the excess

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Insignia Macro Fund

liabilities using assets referable to other share classes. In such Underlying Funds, share class designations do not offer protection for investors in one class of shares against creditors of an Underlying Fund or of any other share classes issued by an Underlying Fund.

Leverage and Volatility Risk: Each Underlying Fund normally uses leverage to increase the level of its trading and its exposure to its strategies. The use of leverage by the Underlying Funds increases their volatility and will magnify any losses by an Underlying Fund. Because the Fund invests in leveraged securities (shares of an Underlying Fund), the volatility and risk of loss by the Fund is also magnified.

Fees: Your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Underlying Fund management fees typically are based on the leveraged account size and not on the actual cash invested in the Underlying Fund. Generally, the Underlying Funds will pay management fees that range from 0% to 2% of assets and performance fees that range from 10% to 35% of each Underlying Fund’s returns. Accordingly, a Manager with positive investment performance may receive compensation from an Underlying Fund, and thus indirectly from investors, even if the Fund’s overall returns are negative.

Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities, commodities and other derivatives.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s SAI. The Fund may, from time to time, make available month-end portfolio holdings information on the website www.insigniafunds.com, which may include information about the Fund’s investments in securities of Underlying Funds, swaps, structured notes or other investments, and the investment managers accessed through such investments. If month-end portfolio holdings information is posted to the website, the information is expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-674-4642.

MANAGEMENT

Investment Adviser

Meritage Capital, LLC, subject to the authority of the Fund’s Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 2003 and is registered with the SEC as an investment adviser. As of December 31, 2016, the Adviser had investment management authority with respect to approximately $1.2 billion in assets. The Adviser’s principal address is 515 Congress Ave., Suite 2200, Austin, Texas 78701.

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Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and the Adviser, the Fund pays the Adviser an annual management fee of 1.25% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016. The Adviser also serves as the investment adviser to the Subsidiary, but will not receive separate compensation.

Pursuant to a fee waiver agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.75%. The Fee Waiver Agreement is in effect through January 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement prior to January 31, 2018 without the approval by the Fund’s Board.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Fund to the Adviser (net of fee waivers).

Contractual Advisory Fee (%)(annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
1.25%	1.06%

Investment Adviser Portfolio Managers

The portfolio manager is primarily responsible for the day-to-day operation of the Fund. Each person listed below has served as the Fund’s portfolio manager since the Fund’s inception, unless otherwise noted.

Information about the portfolio manager, including information about the portfolio manager’s business experience, appears below. More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is included in the SAI.

Joseph S. Wade, is the Chief Investment Officer of Meritage Capital and a Portfolio Manager of the Insignia Macro Fund. Mr. Wade has drawn upon more than 38 years of industry experience to develop the firm’s investment philosophy. Mr. Wade chairs the Investment Committee and oversees manager due diligence, portfolio construction and risk management of the firm’s commingled funds,

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Insignia Macro Fund

liquid alternatives strategies and custom portfolio solutions. Prior to combining firms with Meritage, Mr. Wade founded Centennial Partners, LLC, a Memphis, Tennessee-based investment management firm where he was Chief Investment Officer and a member of the Board of Managers.

Prior to Meritage and Centennial, Mr. Wade founded Alternative Investment Strategies, a firm focused on advising clients with hedge fund and CTA portfolios. Mr. Wade’s extensive background in securities and alternative investments also includes President and Chief Investment Officer of 6800 Capital, a fund of funds sponsor and trading manager; Manager of Managed Futures for Morgan Keegan and Co. and J.C. Bradford & Co., two regional brokerage firms; Account Executive at Thomson McKinnon; and Vice President of Hancock & Harwell. Mr. Wade received a Bachelor of Science degree in Commerce and Business Administration from The University of Alabama.

Glenn K. Stotts, CFA, CAIA, Glenn Stotts is the Deputy Chief Investment Officer of Meritage Capital and a Portfolio Manager of the Insignia Macro Fund. Utilizing more than 18 years of industry experience, he is responsible for managing the firm’s directional investment strategies. Prior to joining Meritage in 2006, Mr. Stotts served as an Associate at The University of Texas Investment Management Company. He was also a Strategy Analyst at Merrill Lynch and a Senior Associate at Mainspring (acquired by IBM). He currently serves on the Investment Committee of the Austin Community Foundation and the Endowment Committee of Tarrytown United Methodist Church. He is also a member of the Alumni Admission Council of Northwestern University. Mr. Stotts received a Bachelor of Arts degree in Economics and International Studies from Northwestern University and a Master of Business Administration degree in Finance from The University of Texas at Austin. Mr. Stotts holds the Chartered Alternative Investment Analyst (CAIA) designation.

Sub-Adviser

Sage Advisory Services, Ltd. Co. is responsible for selecting investments and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. The Sub-Adviser commenced business operations in November 1996 and is registered with the SEC as an investment adviser. As of December 31, 2016, the Sub-Adviser had investment management authority with respect to approximately $11.98 billion in assets. The Sub-Adviser’s principal address is 5900 Southwest Parkway, Building I, Austin, Texas 78735.

Pursuant to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Adviser, the Sub-Adviser and the Fund, the Adviser pays the Sub-Adviser an annual sub-advisory fee (the “Sub-Advisory Fee”) of 10 basis points for the first $25 million, 18 basis points for the next $25 million and 10 basis points for assets in excess of $50 million. The Sub-advisory fee is based on the Fund’s average daily net assets during the month. The management fee is paid on a monthly basis with a minimum annual fee of $25,000. The initial term of the Sub-Advisory Agreement is two years. The Board may extend the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Sub-Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016.

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The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual sub-advisory fee rate paid by the Fund to the Sub-Adviser (net of fee waivers).

Contractual Sub-Advisory Fee (%)(annual rate)	Actual Sub-Advisory Fee Rate (%) (for the fiscal year ended September 30, 2016)
0.10%	0.10%

Sub-Adviser Portfolio Managers

The portfolio managers are primarily responsible for the day-to-day operation of the Fund’s Fixed Income strategy. Each of the persons listed below has served as the Fund’s portfolio managers of the Fixed Income strategy since the Fund’s inception. Information about each portfolio manager, including information about each portfolio manager’s business experience, appears below. More information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund is included in the SAI.

Robert G. Smith III is the President, Chief Investment Officer and Principal of the Sub-Adviser. Mr. Smith began his career at Moody’s Investors Service as a member of the Corporate Bond Rating Committee; he then went on to Loeb, Rhodes & Co. to cover the insurance industry in the Institutional Equity Research department. He then worked at Merrill Lynch & Co. for 13 years in a variety of institutional research, trading and portfolio management roles in New York and London. During this period, he was assigned to the Saudi Arabian Monetary Agency as a Resident Financial Advisor in Riyadh responsible for managing the foreign reserves of the Central Bank. Mr. Smith has worked for the Sub-Adviser since 1996.

Mark C. MacQueen is a Principal and Managing Director of the Sub-Adviser. Mr. MacQueen has more than 31 years of domestic and international portfolio management and institutional securities trading experience. He began his career as a member of the Institutional Government Securities Trading desk at Merrill Lynch Government Securities in New York. He was later assigned to the Institutional Fixed Income Trading desk in London as Vice President and Senior Trader responsible for managing the firm’s European-based risk capital position. In this period, his responsibilities were extended to management of the firm’s corporate bond and U.S. dollar-based derivative product risk positions. Next, he assumed management responsibility for all fixed income trading at Merrill Lynch International in Sydney, Australia. After this assignment, Mr. MacQueen assumed risk management responsibility for the firm’s global non-dollar fixed income trading operations in London. Following his Merrill Lynch tenure, Mr. MacQueen joined APS Financial Corp. in Austin, Texas as Director of Fixed Income Portfolio Research. He went on to become a principal of the Tejas Securities Group as Director of Fixed Income Trading and Research. Mr. MacQueen received his B.S. in Finance from the University of Delaware. Beyond his professional career, he is a member of the Fixed Income Analysts Society, a board member of Meals on Wheels and is active in other community-minded programs. Mr. MacQueen has worked for the Sub-Adviser since 1996.

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Insignia Macro Fund

Robert C. Peck is a Principal and a senior member of the investment committee of the Sub-Adviser. He received his M.B.A. in Economics from New York University Stern School of Business and his B.S. in Finance from Syracuse University. Mr. Peck has worked for the Sub-Adviser since 2007. Mr. Peck is a former portfolio manager and investment strategist for Merrill Lynch Asset Management in New York. He then took the position of Senior Vice President and Manager of Fixed Income at Manufacturers Hanover Investment Corporation in New York. After his time in New York, Mr. Peck became the CIO and Executive Vice President of Fixed Income at Van Kampen American Capital in Houston. Adding to his investment experience, Mr. Peck then became CIO and Managing Director of Fixed Income Mutual Funds at Scudder Kemper Investments in Chicago. Mr. Peck brings over 36 years of experience in fixed income portfolio management and investment strategy to the Sub-Adviser and is an adjunct member of LeTourneau University.

Thomas H. Urano, CFA, is a Principal and Managing Director and a member of the investment committee of the Sub-Adviser. He serves as a portfolio manager and senior trader for the taxable fixed income and equity strategies. Mr. Urano received his B.A. in Economics from The University of Texas and is a Chartered Financial Analyst. Before joining the Sub-Adviser, he was a Fixed Income Trader with Credit Suisse Asset Management in New York. He was also a former Fixed Income Portfolio Accountant for Morgan Keegan. Mr. Urano brings over 16 years of experience in client account management and fixed income trading to the Sub-Adviser and is a member of the CFA Institute. Mr. Urano has worked for the Sub-Adviser since 2003.

Jeffery S. Timlin, CFA, CMT, is a Principal and Managing Director of the Sub-Adviser and a member of the investment committee. He serves as a portfolio manager and senior trader for the tax-exempt fixed income strategies and has worked for the Sub-Adviser since 2003. Mr. Timlin received his B.S. in Business Administration from Villanova University, is a Chartered Financial Analyst Charterholder, and is a Chartered Market Technician. Before joining the Sub-Adviser, he was a Fixed Income Associate Trader with MFS Investment Management in Boston. He was also a former Client Account Manager with Brown Brothers Harriman & Co. in Boston. Mr. Timlin brings over 10 years of experience in client account management and fixed income trading to the Sub-Adviser. He is a member of the CFA Institute, the Market Technicians Association, the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

Robert D. Williams, CFA, is a Principal and Managing Director of the Sub-Adviser and a member of the investment committee. He serves as the Director of Research and has worked for the Sub-Adviser since 2004. He received his B.A. in Financial Management from the University of Colorado. Mr. Williams is a Chartered Financial Analyst Charterholder and member of the CFA Institute. Before joining the Sub-Adviser, Mr. Williams was a Fixed Income Strategist for UBS in New York. He was also a former Senior Wealth Management Strategist for Mutual of New York and a Research Analyst for Merrill Lynch. Mr. Williams brings over 16 years of experience in credit analysis and corporate finance to the Sub-Adviser.

Anthony J. Parish, CFA, CQF, serves as Director of Quantitative Strategies and is a member of the Investment Committee. Anthony began his investment career in 2002 as a Vice President and Head of Product Analysis at Oppenheimer Funds. Later, he became Vice President of Product Development & Management for Credit Suisse Asset Management in New York. Prior to his professional experience with Credit Suisse, he was the Vice President for Multi-Asset Investment

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Analysis with Deutsche Asset Management Company in New York. Anthony received his MBA from Fordham University in New York and his B.A. from Concordia University in Montreal, Canada. Anthony is a Chartered Financial Analyst (CFA), a member of the CFA Institute, and a member of the New York Society of Security Analysts. Anthony also boasts a Certification in Quantitative Finance (CQF).

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent” or the “Administrator”) serves as the Fund’s administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Classes of Shares

The Fund currently offers Class A and Class I shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;
●	how much you intend to invest;
●	total expenses associated with owning shares of each class; and
●	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Class A shares are generally available only in connection with investments through financial intermediaries.

Class I shares are offered only through the certain types of financial intermediaries and to certain institutional investors. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Distribution and Services (12b-1) Plan for Class A

The Fund has adopted a separate plan of distribution for Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

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Insignia Macro Fund

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going shareholder services performed by such financial intermediaries for their customers who are investors in the Fund. The Plan permits payment for services and related expenses in connection with a financial intermediary’s administration of mutual fund distribution platforms that offer Class A shares of the Fund.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A share assets on an ongoing basis, over time, they will increase the cost of an investment in Class A shares.

The Distributor may retain some or all compensation payable pursuant to the Plan under certain circumstances, including but not limited to, if a financial intermediary resigns as the broker/dealer of record, or if such financial intermediary fails to meet certain eligibility standards to be able to continue to be the broker/dealer of record.

Payments to Financial Intermediaries and Other Arrangements

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to the Fund). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amount generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to the Fund or its shareholders.

Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Fund. Any such compensation by the Fund to these select financial intermediaries for the aforementioned services are in addition to any 12b-1 related services provided to Fund shareholders.

Investment Minimums

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $2,500. The minimum investment in Class I shares is $250,000. Investors generally may meet the minimum investment amount for the by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. There is no subsequent investment minimum.

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The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the NYSE closes (normally, 4:00 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

The Fund will generally accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. You may also contact the Fund to request a purchase of Fund shares using securities you own. The Fund reserves the right to refuse or accept such requests in whole or in part.

Sales Charge When You Purchase Class A Shares

Below is a summary of certain features of Class A shares:

Class A
Initial Sales Charge	Up to 5.50%*
Contingent Deferred Sales Charge (“CDSC”)	None (except on redemptions of certain large purchases held for less than 18 months)
Distribution and Service (12b-1) Fees	Up to 0.25%
Typical Shareholder	Generally more appropriate for long-term investors

*	Depending on the total assets you invest.

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Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below:

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	4.75%
$50,000 but less than $100,000	4.50%	3.75%
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $1 million	2.00%	1.60%
$1 million or greater*	0.00%	0.00%

*	A CDSC of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. See Section titled “Contingent Deferred Sales Charge” below.

Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares.

The Fund may waive Class A sales charges on investor purchases including shares purchased by:

●	Officers, directors, trustees and employees of the Adviser, Sub-Adviser and their respective affiliates;
●	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser;
●	Immediate family members of all such persons as described above;
●	Financial intermediary supermarkets and fee-based platforms; and
●

Financial intermediaries who have entered into an agreement with the Principal Underwriter/Distributor/the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

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Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of the Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

●	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
●	solely controlled business accounts; and
●	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

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Insignia Macro Fund

Contingent Deferred Sales Charge

Class A Shares

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a CDSC of 1% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

●

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

●

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, financial intermediaries and directly through the Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to

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redeem shares solely for cash up to the lesser of $50,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind are treated the same for federal income tax purposes as cash redemptions.

Medallion Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption over $50,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud) or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-855-254-6467 for information on obtaining a signature guarantee.

Redemption Fees

If you sell your shares of the Fund after holding them 60 calendar days or less, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

●	Redemptions due to small balance maintenance fees;
●	Redemptions related to death or due to a divorce decree;
●

Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

●

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

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Insignia Macro Fund

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund may require mandatory redemption of shares in accounts that fall below the minimum requirement and may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

The Fund reserves the right to waive or change account balance minimums.

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund may also refuse purchase

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transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Fund’s Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good

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Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser or Sub-Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser or Sub-Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Subsidiary

The Fund’s shares of its Subsidiary are valued at the net asset value per share of the Subsidiary, which is calculated using the same valuation procedures as the Fund. The Fund’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The fair value is based on inputs that are not readily available in the marketplace and which primarily are the underlying baskets of commodity investments on which the Swap is valued. The counterparty calculates the Index on each day the commercial banks and foreign exchange markets settle payments and are open for general business (including dealings in foreign exchange and foreign currency deposits) in London and New York City and on which TARGET (the Trans-European Automated Real-time Gross settlement Express Transfer system) is open.

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Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) the Fund earns from its portfolio securities and other investments. The Fund intends to distribute any net income to shareholders annually.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when the Fund sells a portfolio security. Long-term capital gains are derived from gains realized when the Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Fund intends to distribute amounts derived from capital gains to shareholders annually.

Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

TAXES

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Fund for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of shares of the Fund, the tax treatment of a partner in the partnership will generally depend upon

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Insignia Macro Fund

the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Fund.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company and will satisfy certain distribution requirements so that it is not subject to U.S. income tax in general. There can be no guarantee that these assumptions will be correct.

The Fund expects to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income, and may be subject to penalties on amounts withdrawn prematurely.

Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and certain capital gains earned from their foreign security investments. You would be eligible for an offsetting tax credit or tax deduction under U.S. tax laws for your portion of the Fund’s foreign tax obligations, only if the Fund satisfies certain conditions (which cannot be assured) and then only if you meet certain requirements. See the Statement of Additional Information or your tax advisor for further information.

Fund distributions of earnings and gains are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

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Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of the Fund for each fiscal period shown. Please note that the consolidated financial highlights information in the following table represents consolidated financial highlights of the Fund through September 30 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund’s consolidated financial statements, is included in its annual report, which is available upon request and free of charge by calling the Fund at 1-855-674-4642.

Prospectus | January 28, 2017	45

Insignia Macro Fund - Class A	Consolidated Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$10.42		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.13)		(0.16)		(0.08)
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.21)		0.61		0.50
Total from investment operations	(0.34)		0.45		0.42

LESS DISTRIBUTIONS:
From investment income	(0.60)		(0.04)		—
From net realized gain on investments	—		(0.01)		—
Total distributions	(0.60)		(0.05)		—
REDEMPTION FEES	0.02		—		—
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.92)		0.40		0.42
NET ASSET VALUE, END OF PERIOD	$9.90		$10.82		$10.42

TOTAL RETURN(c)	(3.12%	)(d)	4.34%		4.20%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$319		$274		$85

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.20%		2.40%		80.48	%(e)
Operating expenses including reimbursement/waiver	2.00%		1.96	%(f)	1.75	%(e)
Net investment loss including reimbursement/waiver	(1.26%)		(1.44%)		(1.03	%)(e)

PORTFOLIO TURNOVER RATE(g)	132%		119%		43%

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charge.

(d)

In 2016, the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.05%.

(e)	Annualized.
(f)	Contractual expense limitation changed from 1.75% to 2.00% effective February 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

46	1-855-674-4642 | www.insigniafunds.com

Insignia Macro Fund - Class I	Consolidated Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$10.42		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10)		(0.13)		(0.06)
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.21)		0.59		0.48
Total from investment operations	(0.31)		0.46		0.42

LESS DISTRIBUTIONS:
From investment income	(0.61)		(0.05)		—
From net realized gain on investments	—		(0.01)		—
Total distributions	(0.61)		(0.06)		—
REDEMPTION FEES	0.00	(c)	0.00	(c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.92)		0.40		0.42
NET ASSET VALUE, END OF PERIOD	$9.90		$10.82		$10.42

TOTAL RETURN(d)	(3.06%	)(e)	4.39%		4.20%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$58,178		$64,252		$24,017

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.94%		2.17%		3.62	%(f)
Operating expenses including reimbursement/waiver	1.75%		1.69	%(g)	1.50	%(f)
Net investment loss including reimbursement/waiver	(1.01%)		(1.18%)		(0.85	%)(f)

PORTFOLIO TURNOVER RATE(h)	132%		119%		43%

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

In 2016, the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.05%.

(f)	Annualized.
(g)	Contractual expense limitation changed from 1.50% to 1.75% effective February 1, 2015.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

Prospectus | January 28, 2017	47

Insignia Macro Fund

PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES THE FUND SHARE	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-855-674-4642 or go to www.insigniafunds.com.

48	1-855-674-4642 | www.insigniafunds.com

Who we are
Who is providing this notice?	Insignia Macro Fund (the “Fund”)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

● State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. The Fund does not jointly market.

OTHER IMPORTANT INFORMATION
California Residents

If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Prospectus | January 28, 2017	49

STATEMENT OF ADDITIONAL INFORMATION

 January 28, 2017

CLARKSTON PARTNERS FUND
Founders Class CFSMX
Institutional Class CISMX

CLARKSTON FUND
Institutional Class CILGX

CLARKSTON SELECT FUND
Institutional Class CIDDX

CLARKSTON FOUNDERS FUND
Institutional Class CIMDX

ALPS Series Trust
Clarkston Partners Fund, Clarkston Fund, Clarkston Select Fund, and Clarkston Founders Fund (the “Funds”)
1290 Broadway, Suite 1100
Denver, CO  80202

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Funds listed above, each of which is a separate series of ALPS Series Trust, a Delaware statutory trust (the “Trust”).  Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Clarkston Capital Partners, LLC (the “Adviser”) is the investment adviser of the Funds.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the  Funds’ current prospectus dated January 28, 2017, as supplemented from time to time (collectively, the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund or the Clarkston Founders Fund at the address listed above, or by calling the Funds’ transfer agent at 1-844-680-6562.  The Funds’ most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

ORGANIZATION AND CLASSIFICATION

ALPS Series Trust

This SAI includes information about the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Founders Fund, and the Clarkston Select Fund (each individually a “Fund” and collectively, the “Funds”).  The Funds are series of the ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The following table shows each Fund’s classification:

Fund	Classification
Clarkston Partners Fund	Non-Diversified
Clarkston Fund	Non-Diversified
Clarkston Select Fund	Non-Diversified
Clarkston Founders Fund	Non-Diversified

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

Each Fund’s principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for each Fund and under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.”  In order to achieve its investment objective, each Fund generally makes investments of the sort described in the Prospectus.

A Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below.  In addition, a Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.

The table below reflects the principal or non-principal nature with respect only to each Fund’s direct investments or activities.

	Clarkston Partners Fund		Clarkston Fund		Clarkston Select Fund		Clarkston Founders Fund
	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal
Bank Obligations		X		X		X		X
Borrowing		X		X		X		X
Brady Bonds		X		X		X		X
Combined Transactions		X		X		X		X
Convertible Securities		X		X		X		X
Common Stocks	X		X		X		X
Credit Default Swaps		X		X		X		X
Credit Ratings		X		X		X		X
Currency Transactions		X		X		X		X
Depositary Receipts		X		X		X		X
Derivatives		X		X		X		X
1

	Clarkston Partners Fund		Clarkston Fund		Clarkston Select Fund		Clarkston Founders Fund
	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal
Equity Investments	X		X		X		X
Exchange Traded Funds and Other Similar Instruments		X		X		X		X
Firm Commitments and When-Issued Securities		X		X		X		X
Fixed-Income Securities		X		X		X		X
Floating and Variable Rate Instruments		X		X		X		X
Foreign Bank Time Deposits		X		X		X		X
High-yield Securities		X		X		X		X
Illiquid Securities		X		X		X		X
Inflation-Indexed Bonds		X		X		X		X
Interest-Only Securities		X		X		X		X
Interest Rate and Equity Swaps and Related Transactions		X		X		X		X
Loans of Portfolio Securities		X		X		X		X
Money Market Instruments/Securities		X		X		X		X
Non-U.S. Securities		X		X		X		X
Non-U.S. Sub-custodians		X		X		X		X
Options		X		X		X		X
Other Investment Companies (excluding ETFs)		X		X		X		X
Preferred Stock		X		X		X		X
Repurchase Agreements		X		X		X		X
Reverse Repurchase Agreements		X		X		X		X
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)		X		X		X		X
Securities Related Issuers		X		X		X		X
Short Sales		X		X		X		X
Temporary Defensive Positions		X		X		X		X
Segregated and Other		X		X		X		X
2

	Clarkston Partners Fund		Clarkston Fund		Clarkston Select Fund		Clarkston Founders Fund
	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal	Principal	Non-Principal
Special Accounts
U.S. Government Securities		X		X		X		X
Warrants and Rights		X		X		X		X
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities		X		X		X		X

Bank Obligations

Bank obligations that may be purchased by a Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.  Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes.  Such a practice will result in leveraging of a Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured.  Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary emergency purposes.  Any borrowings for temporary emergency purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations in order to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements are considered to be borrowings by a Fund. See “Reverse Repurchase Agreements” below.
3

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  If a Fund acquires a Brady Bond, there can be no assurance that the Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of a Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.  The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.  Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks.  Growth stocks typically trade at higher multiples of current earnings than other stocks.  As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.  If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.
4

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks.  These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.  If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

Each Fund may enter into credit default swap contracts.  When used for hedging purposes, a Fund would be the buyer of a credit default swap contract.  In that case, a Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation.  In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.  When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.  As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both.  Both the CFTC and the SEC have issued or amended guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The fixed-income securities in which each Fund may invest will not be required to meet a minimum rating standard.  Fixed-income securities that are not rated for creditworthiness by any internationally recognized credit rating organization. are commonly referred to as “junk bonds” and involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.

Currency Transactions

A Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts and exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”
5

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of a Fund’s portfolio securities denominated in such currency.  For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar.  Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them.  Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which a Fund has or in which a Fund expects to have exposure.  To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which a Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions.  Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in these transactions.  Currency transactions are also subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments.  These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.
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Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, a Fund will not be obligated to use derivatives and the Funds make no representations as to the availability of these techniques at this time or at any time in the future.  Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets.  The types of derivatives in which a Fund may invest include, but are not limited to, futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of a Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain.  A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions.  The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured.  These skills are different from those needed to select a Fund’s portfolio securities.

Subject to the constraints described above, each Fund may (if and to the extent so authorized) enter into futures contracts, currency forward contracts and currency swaps, purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and each Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with a Fund’s investment objective and policies and applicable regulatory requirements.  A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and a Fund’s currency transactions may take the form of currency forward contracts, currency swaps and options on currencies.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing.  Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap.  However, central clearing does not eliminate counterparty risk or illiquidity risk entirely.  In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

In connection with the use of certain derivatives, the Adviser intends to comply with the requirements of the Commodity Exchange Act (“CEA”) by operating a Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used.  Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.
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Each Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”).  When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “TAXES.”

Risks of Derivatives Outside of the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  In addition, the price of any foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.  The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

Each Fund will invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies or broad equity market indices generally.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Funds.  Generally, an ETF is an investment company that is registered under the 1940 Act Index ETFs that holds a portfolio of securities designed to track the performance of a particular index or index segment, actively managed ETFs are actively managed by an investment adviser.  Similar instruments, issued by pools that are not investment companies, offer characteristics similar to index ETFs and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an index ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an index ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the exchange.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Exchange necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.
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Limitations of the 1940 Act, which prohibit a Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict a Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Each Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to a Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.  When purchasing securities pursuant to a when-issued or forward commitment transaction, payment for the securities is not required until the delivery date.  However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations.  When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security.  A Fund may renegotiate a when-issued or firm commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.  When-issued and forward-commitment transactions will not be considered to constitute issuance by a Fund of a “senior security” as that term is defined in Section 18(g) of the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if a Fund covers the transaction in accordance with the requirements described under the heading “Borrowings”.

Fixed-Income Securities

Each Fund may invest in fixed-income securities.  Fixed-income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor.  Fixed-income securities may include securities issued by U.S. federal, state, local and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers.  Fixed-income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period.  Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of fixed-income securities can generally be expected to rise.  Conversely, when interest rates rise, the value of fixed-income securities can generally be expected to decline.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.
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Call or Buy-Back Features. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, a Fund may realize a capital loss on its investment if the security was purchased at a premium and a Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

Each Fund may invest in floating and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals.  Variable rate obligations invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain floating or variable rate obligations may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some demand instruments may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.  A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date a Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by a Fund between that bank and the Fund’s custodian.

Foreign Bank Time Deposits

Each Fund may make time deposits in interest-bearing foreign bank accounts.  Such time deposits will be subject to conditions placed on the time deposit account by the applicable bank (e.g., higher interest payments for maintaining funds in the account for longer periods of time).  The Adviser generally expects its foreign bank time deposits to be made and maintained in U.S. dollars; however, the Adviser may make such deposits in foreign currencies where the Adviser deems such investments to be in the best interest of a Fund.  Foreign bank time deposit accounts may be subject to restrictions on withdrawal, including penalties or reductions in interest for withdrawals before the end of the expected or intended duration of the time deposit.

High-Yield Securities

Each Fund may invest in high-yield securities.  High-yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high-yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities.  Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events.  Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever.  Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.
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Neither a Fund nor the Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can any Fund or the Adviser be certain an issuer will maintain its current credit rating in the future.  When available, the Adviser may refer to selected ratings from recognized agencies.  The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high-yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.  Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high-yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high-yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high-yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of high-yield securities held in general.  These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect a Fund’s net asset value per share and may limit the ability of a Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high-yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect a Fund’s investments in high-yield securities, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high-yield bonds and limiting the deductibility of interest by certain corporate issuers of high-yield bonds adversely affected the market in prior years.

High-yield Corporate Securities.  While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  If a Fund holds such securities, the Fund also could incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.  These risks may be greater for non-U.S. high-yield securities especially those of issuers located in emerging markets.

The development of markets for high-yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

A Fund may invest in high-yield securities that  bear interest at fixed rates, securities with variable rates of interest, or securities that involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
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High-yield Non-U.S. Debt Securities.  Investing in fixed and floating rate high-yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high-yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high-yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt.  The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that instruments that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of a Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board of Trustees, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable a Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.
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Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  Each Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest-Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars.  If a Fund enters into these types of transactions, the Fund expects that it would do so in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain.  Interest rate and equity swaps involve the exchange between the parties to the swap of their respective commitments to make or receive payments based on a notional principal amount.  The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap.  The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor.  A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.
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If a Fund enters into interest-rate and equity swaps, the Fund expects that it will usually enter into the swap on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability.  If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  There is a risk that is incorrect forecasts of market values, interest rates and other applicable factors, will diminish the investment performance of a Fund compared with what it would have been if these investment techniques were not utilized.  Moreover, even if the forecasts are correct, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so.  To the extent a transaction is not or cannot be terminated in a timely manner, a Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund.  Because swaps and related transactions are bilateral contractual arrangements between the counterparties to the transactions, a Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument.  If the other party to a swap defaults, a Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any.  A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Loans of Portfolio Securities

Upon approval by the Board of Trustees, a Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with a Fund in an amount equal to a minimum of 100% of the market value of the securities lent.  A Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by a Fund at any time.  A Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  A Fund’s performance will continue to reflect changes in the value of the securities loaned.

The terms of the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and rules and interpretations of the SEC thereunder.  These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund’s total assets and require (1) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit, or securities issued by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises; (3) the loan be made subject to termination by the Fund at any time; and (4) the Fund receives reasonable interest on the loan (which may include the Fund’s investing any cash collateral in interest-bearing short-term investments), any distributions on the lent securities, and any increase in their market value.  Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days.  The Adviser will consider the creditworthiness of the borrower, among other things, in making decisions with respect to lending securities, subject to the oversight of the Board of Trustees.  At present time, the SEC does not object if any investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees.  In addition, voting rights pass with the lent securities, but if a Fund has knowledge that a material event will occur affecting securities on loan, and with respect to which the holder of securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent.  A Fund bears the risk that there may be a delay in the return of the securities, which may impair the Fund’s ability to vote on such a matter.  A Fund may include, as part of its total assets, the assets that it receives as collateral for loans of its portfolio securities, for purposes of determining compliance with the requirement that a mutual fund should not have on loan at any given time securities representing more than one-third of its total asset value.
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These transactions must be fully collateralized at all times, but involve some credit risk to a Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations.  In the event of the default or bankruptcy of the other party to a securities loan, a Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, a Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  A Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, banker’s acceptances, certificates of deposit and other short-term debt securities. A Fund may hold money market instruments for many reasons including, (i) as part of the Adviser’s strategy in order to take advantage of investment opportunities as they arise, (ii) when the portfolio managers believe that market conditions are unfavorable for profitable investing for the Fund, (iii) when the portfolio managers are otherwise unable to locate attractive investment opportunities for the Fund, (iv) as a temporary measure in order to meet redemption requests, or (v) as a defensive measure in response to adverse market or economic conditions. During periods when a Fund maintains exposure to money market instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging and frontier market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers.  Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations.  To the extent a Fund purchases securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and a Fund’s income available for distribution.  A Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency. See “TAXES.”
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In addition, even though each Fund’s income may be received or realized in foreign currencies, each Fund will be required to compute and distribute its income in U.S. dollars.  Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend.  Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region.  Brokers in non-U.S. and emerging/frontier market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, may have an adverse impact on the investment performance of a Fund to the extent a Fund invests in these markets.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States.  For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States.  Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges, particularly in frontier markets, generally are higher than in the United States.  With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund.  For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries.  Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other risks associated with investments in non-U.S. securities include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers.  In particular, the assets and profits appearing on the financial statements of an emerging or frontier market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.  In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power.  Inflation accounting may indirectly generate losses or profits.  Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.  Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations.  The manner in which foreign investors may invest in companies in certain emerging and frontier market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund to the extent a Fund invests in those markets.  For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund.  Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.  Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon.  The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities.  The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
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Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for a Fund, in which event a Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in a Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries.  A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries.  Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience.  In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

In addition to the options on instruments and indices described in this SAI, each Fund reserves the right to purchase or sell options on other instruments and indices and those which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price.  If a Fund were to purchase a put option on a security, for example, it might do so in an attempt to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price.  If a Fund were to purchase a call option on a security, index, currency or other instrument, fr example, it might do so in an attempt to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument.  An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

A Fund may purchase put and call options or write “covered” put and call options on stock indices, interest rates and currencies in order to hedge against adverse market shifts or to potentially increase income or gain.  In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies.  A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written.  A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts.  Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.
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If a Fund writes a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues.  If a Fund writes a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues.  Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option.  Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions.  A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.  Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option.  As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.  Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income.  Similarly, the sale of put options can also provide gains for a Fund.  A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices and currencies.  All calls sold by a Fund must be “covered” (that is, the Fund must own the securities subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding.  Even though a Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
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The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Options on Stocks and Stock Indices.  Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund.  In addition, each Fund may purchase options on stocks that are traded over-the-counter.  Options on stock indices are similar to options on specific securities.  However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.  Options are also traded in certain industry or market segment indices.  Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

For example, a purchase of a call option on a stock index could be used as a hedge against an increase in prices of particular equity securities a Fund wanted ultimately to buy if the Adviser expected general stock market prices to rise.  If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of a Fund’s index option resulting from the increase in the index.  On the other hand, a purchase of a put option on the index could be used if the Adviser expected general stock market prices to decline.  If that index does decline, the value of some or all of the equity securities in a Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option.

Options on Currencies.  Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

 Other Investment Companies (excluding ETFs)

Each Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the 1940 Act.  These investment companies typically incur fees that are separate from those fees incurred directly by a Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  No adjustments will be made to the advisory fee with respect to assets of a Fund invested in such investment companies.

A Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities.  A Fund will invest in closed-end investment companies only in furtherance of their investment objectives.  Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets.  The ability of a Fund to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Fund invested directly in such markets.  Such companies themselves, however, may have policies that are different from those of a Fund.

A Fund’s investment in other investment companies may also include shares of ETFs, which are described elsewhere in this section under the heading “Exchange-Traded Funds and Other Similar Instruments.”

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation.  Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends.  Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
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Repurchase Agreements

Each Fund may enter into repurchase agreements.  A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security.  Such transactions afford the opportunity to earn a return on temporarily available cash at relatively low market risk.  When a Fund enters into a repurchase agreement, the Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  A Fund will require that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security.  In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.  However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, a Fund sells portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  A Fund will pay interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund. See “Borrowing” above.

Restricted Securities and Securities with Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by a Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  Each Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of1933, as amended (the “1933 Act”). Liquidity determinations with respect to Rule 144A securities will be made by the Board of Trustees or by the Adviser pursuant to guidelines established by the Board.  A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.
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Securities Related Issuers

The 1940 Act limits each Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder.  These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

Each Fund may make short sales of securities consistent with its strategies.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  A Fund may have to pay a fee to borrow particular securities and may be obligated to pay over any accrued interest and dividends on such borrowed securities.

If a Fund sells a security short and the price of the security increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

Each Fund may depart from its principal investment strategies to meet redemption requests in response to adverse market, economic or political conditions by taking temporary defensive positions. While in a temporary investment position, a Fund may invest some or all of its assets in cash and/or cash equivalent securities. Cash equivalent securities include, but are not limited to, obligations of the U.S. government or by its agencies or instrumentalities, money market fund shares, commercial paper, certificates of deposit and/or banker’s acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency.  Under such circumstances, a Fund may not achieve its investment objective.

Segregated and Other Special Accounts

To the extent a Fund uses certain types of derivatives, the Fund will be required, among other things, to Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise.  In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated.  A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis.  A put option on securities written by a Fund will require the Fund to designate liquid securities equal to the exercise price.
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Certain options, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies.  Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives.  A Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund.  Moreover, instead of designating assets if it holds a forward contract, a Fund could purchase a put option on the same forward contract with a strike price as high as or higher than the price of the contract held.  Other derivatives may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities.  Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value.  Under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government.  Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

CMOs and MBS Derivatives

The collateralized mortgage obligation (“CMO”) and stripped mortgage-backed securities (“MBS”) markets were developed specifically to reallocate the various risks inherent in MBS across various bond classes (“tranches”).  For example, CMO “companion” classes typically experience much greater average life variability than other CMO classes or MBS pass-throughs.  Interest-only pass-through securities experience greater yield variability relative to changes in prepayments.  “Inverse floaters” experience greater variability of returns relative to changes in interest rates.  To the extent that a Fund concentrates its investments in these or other “derivative” securities, the prepayment risks, interest rate risks, and hedging risks associated with such securities will be severely magnified.

Warrants and Rights

Each Fund may invest in warrants and rights.  Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date.  Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock.  The market value of a warrant does not necessarily move with the value of the underlying securities.  If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.  A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued.  Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.
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Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.  Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  Each Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.  See “TAXES.’

INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

Fundamental Investment Restrictions

The following is a description of fundamental policies of each Fund that may not be changed without the vote of a majority of a Fund’s outstanding voting securities.  Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less.  The other restrictions set forth below, as well as each Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board of Trustees.  The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.  For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
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Each Fund may not:

(1)
Purchase securities which would cause 25% or more of the value of its total assets at the time of the purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding obligations issued or guaranteed by the U.S. government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2)	Borrow money, except to the extent permitted under the 1940 Act;
(3)
Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
(5)
Purchase or sell real estate, although a Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6)
Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent a Fund from engaging in transactions involving swaps, futures contracts, forward contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in a commodities or commodities trading business or that have a significant portion of their assets in commodities-related investments, subject to restrictions described in each Fund’s Prospectus and elsewhere in this SAI; and

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

For the purposes of restriction (1) above, industry classifications are determined for each Fund in accordance with the industry or sub-industry classifications established by Russell® sector and industry classifications. Each Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders.  The use of any particular classification system is not a fundamental policy.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the U.S. Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as each Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

Non-Fundamental Investment Restrictions

In addition, it is contrary to each Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s net assets (based on then-current value) would then be invested in such securities.  For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction.  Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view.  This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “PORTFOLIO TRANSACTIONS AND BROKERAGE” in this SAI.
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For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following tables summarize the portfolio turnover rates for each Fund for the last two fiscal periods noted(1);

Fund	For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015
Clarkston Partners Fund(2)	16%	0%
Clarkston Fund(3)	0%	N/A

(1)	The Clarkston Select Fund and the Clarkston Founders Fund had not yet commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings (defined below) data for the Trust on behalf of a Fund may be disclosed to Third Parties (defined below) (which may include the public) and Service Providers (defined below).  No data about a Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about a Fund:  (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Trust.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect each Fund from any trading practices or other use by a Third Party that could harm a Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board of Trustees will periodically review the list of entities that have received Portfolio Holdings data prior to public dissemination, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.
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The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Clarkston Capital Partners, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, N.A. (Custodian)	Daily	None	Daily	Daily
KPMG LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Thompson Hine LLP (Independent Trustee Counsel)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Interactive Brokers Inc.	Daily	None	Daily	Daily
Factset	Daily	None	Daily	Daily
Electra	Daily	None	Daily	Daily
Advent Software, Inc.	Daily	None	Daily	Daily
Vision Computer Solutions	As needed	None	As needed	As needed
Broadridge Investor Communication Solutions, Inc.	As needed	None	As needed	As needed

Only officers of the Trust and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Trust and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to a Fund’s relevant Service Providers and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.
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Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, a Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

Each Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, each Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of a Fund with a fifteen (15) calendar day lag.  Except as set forth in this Policy, the full holdings of a Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a fifteen (15) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

§	Disclosures that are required by law;
§	Disclosures necessary for Service Providers;
§	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
§	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting or other transactions in portfolio securities;
§	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants or counsel; or
§	Disclosures to the adviser of a Fund of compiled data concerning accounts managed by the adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Fund).  Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.
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When the Adviser determines that the purchase or sale of a particular security is appropriate for more than one client account, the Adviser may, but is not obligated to, aggregate client orders into one order (“Block Orders”) for execution purposes.  Block trading can avoid the adverse effect on a security’s price when simultaneous separate and competing orders are placed.  When aggregating orders and subsequently allocating Block Orders (purchases and sales) to individual client accounts, it is the Adviser’s policy to treat all clients fairly and to achieve an equitable distribution of aggregated orders.

When a Block Order is filled in its entirety, each participating account will receive the average share price for the order on the same business day and transaction costs shall be shared pro rata based on each client’s participation in the Block Order.  If the total amount of securities bought or sold is less than the amount requested in the Block Order, the portion that is executed will be allocated pro rata between all accounts participating in the Block Order at the average price obtained, and transaction costs will be shared pro rata based on each client’s allocation in the initial block.  Participating accounts that had an order for a de minimis number of shares may be allocated their full order before the remaining shares are allocated.  Such allocations will be made pro rata to all participating accounts which had an order for a de minimis number of shares based on each client’s participation in the order unless the cost of such allocation is deemed excessive.  In situations for which pro-rata allocations would result in excessive trading costs, the allocation will be based on simple random selection.

If the Adviser receives an order for a security at the same time as there exists an open order with a broker, the additional order may be added to the existing open order.  However, any partial fills of the existing open order that occurred prior to the time of the placement of the second order with the same broker shall be allocated solely to the clients participating in the existing open order, and the unfilled portion of the existing open order will be added into the subsequent order.

Some types of purchase or sale transactions cannot be included in Block Orders.  Such trades often must be executed on an individual basis rather than aggregated with other trades.  In such cases, clients may not receive as favorable executions as they might otherwise receive from Block Orders. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including a Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities for each Fund through several brokers or dealers.  The Adviser’s general policy is to use its best efforts to seek to obtain best execution for all client portfolio transactions, taking into account a variety of factors such as: (i) the security price; (ii) the commission rate; (iii) the size and difficulty of the order and timing of the transaction; (iv) the broker-dealer’s execution capability, which includes the broker-dealer’s relative ability to execute an order at the best available price, as well as the speed, quality, overall cost and certainty of execution; (v) the broker-dealer’s responsiveness and financial responsibility, which includes the broker-dealer’s creditworthiness and other factors that may impact the Adviser’s confidence in the broker-dealer’s stability; (vi) any conflicts of interest associated with using a broker-dealer; (vii) confidentiality provided by the broker-dealer; (viii) other factors, such as, the broker-dealer’s integrity and quality of communication, the adequacy of information provided by the broker-dealer, the ability of the broker-dealer to provide ad hoc information or services, and the ability of the broker-dealer to handle client directed brokerage arrangements; and (ix) research capabilities of the broker-dealer.  It is not the Adviser’s policy to seek the lowest available commission rate where it believes that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.  The Adviser cannot assure that best execution will be achieved for each Fund transaction.  The Adviser maintains a list of approved broker-dealers it will use to place Fund and other client trades for execution.  The Adviser will periodically reevaluate these broker-dealers to confirm that they meet the Adviser’s criteria and standards, including that they provide trade execution services that the Adviser views as satisfactory.  Upon reevaluation, the Adviser may add or remove broker-dealers to or from the list of approved broker-dealers. Although each Fund may use a broker-dealer that sells Fund shares to effect transactions for a Fund’s portfolios, a Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may place trades with a broker-dealer that provides brokerage and research services.  The Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for a Fund.  However, in selecting a broker for research, the Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage and/or research received.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds.  Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.  Subject to Section 28(e) of the 1934 Act, the Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker.  When the Adviser uses Fund brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services.  The advisory fees paid by a Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear.
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The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.  Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following tables list the total amount of brokerage commissions paid by each Fund for the fiscal years or period noted(1):

Fund	For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015
Clarkston Partners Fund(2)	$254,241	$73,700
Clarkston Fund(3)	$7,333	--

(1)	The Clarkston Select Fund and the Clarkston Founders Fund had not yet commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Clarkston Partners Fund or the Adviser during the fiscal period noted below(1):

Fund	For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015
Clarkston Partners Fund(2)	$0	$0
Clarkston Fund(3)	$0	--

(1)	The Clarkston Select Fund and the Clarkston Founders Fund had not commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

Each Fund may acquire securities of brokers who execute a Fund’s portfolio transactions.  As of September 30, 2016, the Funds owned securities of their regular broker-dealers (or parents) as shown below(1):
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Fund	Name of Broker-Dealer	Market Value of Securities Owned
Clarkston Partners Fund(2)	N/A	N/A
Clarkston Fund(3)	N/A	N/A

(1)	The Clarkston Select Fund and the Clarkston Founders Fund had not commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Clarkston Partners Fund are currently divided into two share classes:  Founders Class and Institutional Class shares. Each of the Clarkston Fund, the Clarkston Founders Fund, and the Clarkston Select Fund have one share class, the Institutional Class.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund.  The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and the Trust.  Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Board of Trustees in such manner as they determine to be fair and reasonable.

Purchase of Shares

No sales charges will be applied to your share purchases.

Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are offered directly, via each of the Funds’ transfer agents, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisors). Such intermediaries may require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The minimum investments in each Fund are set forth in the Prospectus.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number).  Shareholders should be sure to write the Fund’s account number on the check.  Purchases of Fund shares (initial or subsequent) may not be made by third-party check.

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Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer.  Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time):  (i) in the case of a wire transfer payment, a purchaser must call 1-844-680-6562 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of each Fund’s shares and the valuation of Fund assets are discussed below in “NET ASSET VALUE.”

Redemption of Shares

If the Board of Trustees determines that it is in the best interests of the remaining shareholders of a Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable.  A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.  However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.  Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period:  (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  A Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees.  Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.  If notice of redemption is received on any business day, the redemption will be effective on the date of receipt.  Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt.  If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day.  The value of shares at the time of redemption may be more or less than the shareholder’s cost.

Redemption requests for shares recently purchased by check will be accepted only after a Fund has confirmed receipt of payment for the shares, which may take up to 10 days.

Note:  Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.
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TRUSTEES AND OFFICERS

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees.  The Board approves all significant agreements between/among the Funds and the persons or companies that furnish services to the Funds, including agreements with each Fund’s distributor, Adviser, administrator, custodian and transfer agent.  The day-to-day operations of the Funds are delegated to the Adviser and the Funds’ administrator.

The name, address, year of birth, and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund Complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	8	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	8	None.

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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				8	None.

Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	8	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).

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Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Richard C. Noyes Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.
Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS.  Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC.  Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Noyes is also Secretary of Westcore Trust and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager.  Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.
Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS.  Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at  PricewaterhouseCoopers LLP (2004 - 2009).  Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Griffin Institutional Access Real Estate Fund.

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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.  Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Clarkston Capital Partners, LLC provides investment advisory services, currently none.

Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016.  He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2996 to May 2007.  Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004.  Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he also served as Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.
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Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Funds’ administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Funds’ principal underwriter, Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP.  Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in Clarkston Capital Partners, LLC, the Funds’ investment adviser, or ALPS Distributors, Inc., the Funds’ principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees.  The Trust has engaged the Adviser to manage the Funds on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2016.

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Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended September 30, 2016.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2016, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong**	None	None
Cheryl Burgermeister***	None	None
J. Wayne Hutchens	None	$10,001-$50,000
Patrick Seese	None	None

*	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Clarkston Capital Partners, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.
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Remuneration of Trustees.  Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

For the fiscal year ended September 30, 2016, the Independent Trustees received the following compensation:

Independent Trustees	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward Armstrong**	$12,000	$0	$0	$12,000
Cheryl Burgermeister***	$14,000	$0	$0	$14,000
J. Wayne Hutchens	$26,000	$0	$0	$26,000
Patrick Seese	$26,000	$0	$0	$26,000

*	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Clarkston Capital Partners, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds.

INVESTMENT MANAGER

Clarkston Capital Partners, LLC (the “Adviser”), subject to the authority of the Board of Trustees, furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund’s portfolio.

Founded in 2007, the Adviser is an independent investment management firm with a “quality/value” investment philosophy.

The Adviser’s principal address is 91 West Long Lake Road, Bloomfield Hills, Michigan, 48304.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee as set out below based on each Fund’s average daily net assets.

Fund	Management Fee
Clarkston Partners Fund	0.80%
Clarkston Fund	0.50%
Clarkston Select Fund	0.50%
Clarkston Founders Fund	0.75%

The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board and shareholders of the Funds may terminate the Advisory Agreement upon thirty (30) days’ written notice and the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Funds’ Advisory A discussion regarding the basis for the Board’s approval of the Clarkston Partners Fund and the Clarkston Fund’s Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended September 30, 2016.  A discussion regarding the basis for the Board’s approval of the Clarkston Select Fund and the Clarkston Founders Fund’s Advisory Agreement will be provided in the Funds’ semi-annual report to shareholders for the period ended March 31, 2017.
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The Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate as set out below.

Fund	Contractual Fee Waiver
Clarkston Partners Fund	0.85%
Clarkston Fund	0.55%
Clarkston Select Fund	0.55%
Clarkston Founders Fund	0.80%

This agreement is in effect through January 31, 2018.  The Adviser may not terminate this waiver without the approval by the Funds’ Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that a Fund’s expenses in later periods fall below the annual rate set forth above.  The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.

The table below shows the management fees for Clarkston Capital Partners, LLC for the period indicated(1):
	For the Fiscal Year Ended September 30, 2016	For Fiscal Period Ended September 30, 2015
Clarkston Partners Fund(2)
Gross Advisory Fees	$3,309,185	$41,994
Waiver of Advisory Fees	($669,742)	($41,994)
Reimbursement of other Expenses	$0	($8,412)
Net Advisory Fees	$2,639,443	$0
Clarkston Fund(3)
Gross Advisory Fees	$41,687	--
Waiver of Advisory Fees	($41,687)	--
Reimbursement of other Expenses	($23,036)	--
Net Advisory Fees	$0	--

(1)	The Clarkston Select Fund and Clarkston Founders Fund had not commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Trust on behalf of the Funds.  The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.
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ADMINISTRATOR

The Trust on behalf of the Funds currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.

The table below shows the administrative fees earned by ALPS for the period indicated(1):

	For the Fiscal Year Ended September 30, 2016	For Fiscal Period Ended September 30, 2015
Clarkston Partners Fund(2)	$289,181	$5,590
Clarkston Fund(3)	$7,730	--

(1)	The Clarkston Select Fund and Clarkston Founders Fund had not commenced operations as of the date of this SAI.
(2)	The Clarkston Partners Fund commenced operations September 16, 2015.
(3)	The Clarkston Fund commenced operations April 4, 2016.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is the Trust’s Proxy Voting Policies and Procedures and a summary of the Adviser’s proxy voting policies that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other.  Appendix B provides a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the Trust’s and the Adviser’s Proxy Voting Policies and Procedures.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives.  When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-844-680-6562 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds and the percentage of the outstanding shares held by such holders are set forth below. To the best knowledge of the Trust, entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

As of December 31, 2016, the following shareholders owned 5% or more of the outstanding shares of a class of the Funds as listed below:

Fund	Shareholder Name	Address	Percentage of Interest	Type of Ownership
Clarkston Partners Fund - Founders Class	BROWN BROTHERS HARRIMAN & CO.	50 POST OFFICE SQ, BOSTON, MA 02110	96.04%	Record
Clarkston Partners Fund - Institutional Class	RAYMOND JAMES & ASSOCIATES	880 CARILLON PKWY, ST PETERSBURG, FL 33716	76.85%	Record
Clarkston Partners Fund - Institutional Class	CHARLES SCHWAB & CO INC	211 MAIN ST, SAN FRANCISCO, CA 94105	15.97%	Record
Clarkston Partners Fund - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC	82 DEVONSHIRE ST MAIL ZONE ZE7F, BOSTON, MA 02109	6.10%	Record
Clarkston Fund -Institutional Class	CHARLES SCHWAB & CO INC	211 MAIN ST, SAN FRANCISCO, CA 94105	83.81%	Record
Clarkston Fund -Institutional Class	NATIONAL FINANCIAL SERVICES, LLC	82 DEVONSHIRE ST MAIL ZONE ZE7F, BOSTON, MA 02109	14.92%	Record
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As of December 31, 2016, none of the Trustees or Officers of the Trust owned any of the outstanding shares of the Clarkston Partners Fund or the Clarkston Fund.

Because the Clarkston Select Fund and the Clarkston Founders Fund have not yet commenced operations as of the date of this SAI, no shareholder owned 5% or more of any of these Funds, and none of the Trustees or Officers of the Trust owned any of the outstanding shares of these Funds.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Funds’ service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Funds also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGER

The following sections set forth certain additional information with respect to the portfolio manager for each Fund.  Unless noted otherwise, all information is provided as of September 30, 2016.

Other Accounts Managed by Portfolio Manager

The table below identifies as of September 30, 2016, the number of accounts (other than the Funds with respect to which information is provided) for which the Funds’ portfolio manager has day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets(in millions)	Number	Total Assets (in millions)
Jeffrey A. Hakala	0	N/A	1	389.5	127	$93.4
Gerald W. Hakala	0	N/A	1	$389.5	224	$961.7

Portfolio Manager Compensation

The Adviser’s compensation program is based upon a combination of salaries and bonuses. Each portfolio manager receives a salary and is eligible for a bonus.  The bonus pool is based entirely on the firm’s success.  100% of each individual’s bonus is subjective and based on adherence to investment philosophy and contribution to the firm’s success.  The Adviser does not compensate based on portfolio performance and does not pay commissions on new business.

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Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when a fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to mitigate various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser’s Code of Ethics requires employees to place the Adviser’s clients’ interests ahead of the employee’s own interests.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the allocation of investment opportunities among multiple client accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.  These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
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Related Business Opportunities.  The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities
	Clarkston Partners Fund	Clarkston Fund
Jeffrey A. Hakala	$100,001-$500,000	$10,001-$50,000
Gerald W. Hakala	$100,001-$500,000	$100,001-$500,000

Because the Clarkston Select Fund and the Clarkston Founders Fund have not yet commenced operations as of the date of this SAI, there is no ownership information for the Clarkston Select Fund or the Clarkston Founders Fund.

NET ASSET VALUE

The following is a description of the procedures used by the Funds in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of each Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  A Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices.  All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

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A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the policy of the Clarkston Fund, the Clarkston Partners Fund, and the Clarkston Founders Fund to distribute annually to shareholders as “ordinary income dividends” substantially all of their investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses). The Clarkston Select Fund makes such net income distributions quarterly. It is the policy of all of the Funds to distribute annually the excess of net long-term capital gains over net short-term capital losses, if any, after offsetting any capital loss carryovers, as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to a Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

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Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  Each Fund also intends to be treated as a separate entity for federal income tax purposes.  Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund even though each Fund is a series of the Trust.  Furthermore, each Fund will separately determine its income, gain, losses and expenses for federal income tax purposes. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of each Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which each Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

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As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is, any net long-term capital gains in excess of net short-term capital losses) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryforwards, in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by a Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Funds do not expect to distribute any capital gains offset by carried-forward capital losses. The Funds cannot carry back or carry forward any net operating losses. As of the fiscal year ended September 30, 2016, the Clarkston Partners Fund and Clarkston Fund had no accumulated capital loss carryforwards.  The Clarkston Select Fund and the Clarkston Founders Fund had not commenced operations prior to September 30, 2016.

A regulated investment company may elect to treat any post-October capital loss (defined as the Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

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Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied), which (for this purpose) is 20%.  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares. If less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Portions of a Fund’s distributions may be derived from qualified dividend income.

Distributions of earnings and gains to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, reported by a Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is generally 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%.  If a Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, so long as (in either case)certain holding period requirements are met.

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If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the same Fund or other substantially identical securities are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Non-U.S. Taxes

Investments in non-U.S. securities may cause a Fund to be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If a Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund would also be subject to certain holding period and other limitations imposed by the Code.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Funds do not anticipate that they will be eligible for the elections discussed in this section.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

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Passive Foreign Investment Companies

A Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  Under proposed Treasury Regulations recently issued by the IRS, earnings included in income under a QEF election would not be qualifying income for a RIC unless such earnings are distributed in the taxable year in which they are earned. In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividend will not be eligible to be treated as qualified dividend income.

Financial Products

A Fund’s investments in options, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by a Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute part of “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of a Fund as a regulated investment company.

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When a Fund sells a put or call option, the premium received generally is not included in income at the time of receipt.  If the option expires, the premium is generally included in income of the Fund as short-term capital gain.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Funds’ investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.”  With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”).  Section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.  Investors should consult their own tax advisers in this regard.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments.  As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments.  In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Securities Issued or Purchased at a Discount

A Fund’s investment in debt obligations issued at a discount and certain other obligations will (and investments in debt obligations purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an affected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An affected Fund may realize gains or losses from such sales.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  A Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

The Funds may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Funds.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.
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Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding.  The backup withholding tax rate currently is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that the shareholder has failed to report interest or dividends may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, each Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, a Fund will use its default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in a Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

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An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax-exempt investors.  Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans or by other tax-exempt investors and the precise effect that investment in a Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty and the potential applicability of the U.S. estate tax).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on January 12, 2012 and consists of multiple separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the fund.
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Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  MUFG Union Bank, N.A., located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds.  Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.  The Custodian also maintains certain accounts and records of the Funds.  Sub-custodians provide custodial services for any foreign assets held outside of the United States.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust on behalf of the Funds an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of the Distributor.

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Independent Registered Public Accounting Firm.  KPMG LLP (“KPMG”) serves as the Trust’s independent registered public accounting firm.  KPMG provides audit services, tax return preparation and assistance.  KPMG is located at 1225 17th Street, Suite 800, Denver, Colorado, 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Thompson Hine LLP serves as counsel to the Independent Trustees and is located at 41 South High Street, Columbus, Ohio 43215.

PERFORMANCE INFORMATION

Yield and Total Return.  A Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

A Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund.  These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles.  Yield should also be considered relative to changes in the value of a Fund’s shares and to the relative risks associated with the investment objectives and policies of a Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in a Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary.  An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS

The audited financial statements of the Clarkston Partners Fund and Clarkston Fund for the fiscal year ended September 30, 2016, and the report of KPMG, the Funds’ independent registered public accounting firm, are incorporated herein by reference to the Funds’ Annual Report for the fiscal year ended September 30, 2016. The Annual Report was filed on Form N-CSR with the SEC on December 9, 2016.  The Annual Report is available at no charge by writing or telephoning the Fund at the address or number on the front page of this Statement of Additional Information. Because the Clarkston Select Fund and the Clarkston Founders Fund are newly organized, there are no financial highlights for the Clarkston Select Fund or the Clarkston Founders Fund.
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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

A Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher.  A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of a Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

A-1

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

A-2

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

A-3

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-4

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc.

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non-investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

A-5

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations, security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

A-6

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

·	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

A-7

·	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

·	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

A-8

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

A-9

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.
A-10

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities.  Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (2) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Funds consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Funds, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

B-1

CLARKSTON CAPITAL PARTNERS, LLC
SUMMARY OF PROXY VOTING POLICIES

The Adviser follows the policies and procedures described below to vote proxies relating to portfolio securities held in the Funds.  The Adviser recognizes its fiduciary responsibility to vote proxies solely in a Fund’s best interests. The Adviser has adopted a Proxy Voting Policy as a means reasonably designed to ensure that the Adviser votes any shares owned by its clients that have delegated discretionary proxy voting authority to the Adviser prudently and solely in the best interest of the clients considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Adviser has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to provide proxy voting agent services.  Broadridge is responsible for ensuring that all proxy ballots received for securities held in the Funds’ portfolios are submitted in a timely manner.  As part of its arrangement with Broadridge, the Adviser utilizes Egan-Jones Proxy Services (“Egan-Jones”), a third party research provider, to provide a recommendation as to how to vote on each issue based on the individual facts and circumstances of the proxy issue and Egan-Jones’ application of its research findings to its Proxy Voting Principles and Guidelines.

Absent a determination to override the recommendation of Egan-Jones or a Fund’s directive to vote proxies in a certain manner, Fund proxies will be voted in accordance with the applicable Egan-Jones guidelines and recommendations pertaining to each Fund.  In certain instances, the Adviser has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing the Egan-Jones recommendations with respect to a particular security and the limited influence that the aggregate vote of the Adviser is likely to have on the outcome of the vote outweigh the potential benefits to clients from the Adviser’s review of Egan-Jones advice and recommendations.  In such instances, the Adviser follows the applicable recommendation of Egan-Jones in voting the proxy.  In all other circumstances, the Adviser reviews the applicable Egan-Jones recommendation and determines if it agrees that the recommendation is in the best interests of the Fund.  If the Adviser agrees, the shares are voted according to the Egan-Jones recommendation.  If the Adviser disagrees, the Adviser will document the rationale used to reach its conclusion.  On occasion, the Adviser has discretionary voting authority to vote on a proposal for which Egan-Jones does not provide a recommendation.  In such circumstances, the Adviser will review the proposals and make a determination as to how to vote the proxy.

Conflicts of interest between the Adviser or a principal of the Adviser and the Funds with respect to a proxy issue conceivably may arise, for example, from personal or professional relationships with a company or with the directors, candidates for director, or senior executives of a company that is the issuer of shares subject to the voting discretion of the Adviser.  If the Adviser determines that a material conflict of interest exists: (i) the Adviser may disclose the existence and nature of the conflict to the Fund(s) owning the shares and seek direction on how to vote the proxies; (2) the Adviser may abstain from voting, particularly if there are conflicting client interests; or (3) the Adviser may follow the applicable Egan-Jones recommendation in voting the proxies.

The Adviser may choose not to vote a proxy if a jurisdiction whose laws or regulations govern the voting of proxies with respect to the portfolio holding impose share blocking restrictions which prevent the Adviser from exercising its voting authority.  Administrative matters beyond the Adviser’s control may at times prevent the Adviser from voting proxies.
B-2

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2017

Cognios Market Neutral Large Cap Fund	Ticker
Investor Class	COGMX
Institutional Class	COGIX

P.O. Box 1920
Denver, CO  80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Investor Class and Class Institutional shares (collectively, the “Shares”) of the Fund listed above, which is a separate series ALPS Series Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Cognios Capital, LLC (the “Adviser”) is the investment adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated January 28, 2017, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 1-855-254-6467.  The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

ALPS Series Trust

This SAI includes information about Cognios Market Neutral Large Cap Fund (the “Fund”), a series of ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The Fund is classified as non-diversified.

What are the Fund’s Investment Objectives?

The Fund seeks long-term growth of capital independent of stock market direction.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions.  To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time.  The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index.  The Fund may invest across different industries and sectors.  Under normal circumstances the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500.  It may also invest up to 20% in issuers of any size.

When the Fund takes a long position, it purchases a stock outright.  The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock.  In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund.  When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book.  To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.  The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock.  While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis.  Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short. Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time.
1

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index.  For the Fund, the Adviser uses a company stock price Beta relative to the S&P 500 Index.  A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market.  A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market.  A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500 Index) by sizing the short positions based on the relative Betas of the longs versus the shorts.  For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book.  In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis.  A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market.  Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the benchmark is the S&P 500 Total Return Index); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above).  This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market.  Since the Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Fund’s fees and expenses.  This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500 and/or if the stocks selected for the short book underperform the S&P 500, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines.  The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio.  Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.  The Adviser attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500 Index and to the broad universe of traditional long/short market neutral equity hedge funds that are traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the Securities and Exchange Commission.
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The Fund may use borrowings for investment purposes, and the Fund’s use of short positions will add financial leverage to the Fund similar to borrowings.  In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® investment selection and portfolio construction methodology.  ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME,”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).
The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover.  A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance.  High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the headings “Summary Section” and “More About the Fund’s Objectives and Investment Policies.”  In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus.
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The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.  The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

The table below reflects the principal or non-principal nature with respect only to the Fund’s direct investments or activities.

	Principal	Non-Principal
Bank Obligations		✓
Borrowing	✓
Combined Transactions		✓
Common Stocks	✓
Depositary Receipts		✓
Equity Investments	✓
Exchange Traded Funds and Other Similar Instruments		✓
Firm Commitments and When-Issued Securities		✓
Fixed Income Securities		✓
Floating and Variable Rate Instruments		✓
Illiquid Securities		✓
Loans of Portfolio Securities	✓
Money Market Instruments/Securities		✓
Non-U.S. Securities		✓
Non-U.S. Sub-Custodians		✓
Repurchase Agreements		✓
Reverse Repurchase Agreements		✓
Short Sales	✓
Temporary Defensive Positions		✓
U.S. Government Securities		✓
Warrants and Rights		✓

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against Fund deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.
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Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of Fund used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Combined Transactions

The Fund may enter into multiple transactions, including multiple currency transactions, multiple interest rate transactions and any combination of currency and interest rate transactions as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.
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Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.
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Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  The Fund may both purchase and effect short sales of shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).
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Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities.  The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.
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Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

The Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.
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Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, securities or other liquid assets being used as cover for such repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.
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These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.  See “TAXES.”
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In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.
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In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Non-U.S. Sub-Custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.
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Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.
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Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.
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Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities.  Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less.  The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board.  The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.  For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
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The Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS).  The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders.  These classifications are not fundamental policies of the Fund.  The Fund may use other classification titles, standards and systems from time to time.

In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on then-current value) would then be invested in such securities.  For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.
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PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following tables summarize the portfolio turnover rates for the Fund for the last two fiscal years noted.

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015
250%	291%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers.  No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.
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“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:
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Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Cognios Capital, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
ALPS Distributors, Inc. (Distributor)	Daily	None	Daily	Daily
MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily
KPMG LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Thompson Hine LLP (Independent Trustee Counsel)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Broadridge (Proxy Voting Agent)	Daily	None	Daily	Daily
Factset	Daily	None	Daily	Daily
Advent	Daily	None	Daily	Daily
Financial Recovery Technologies	Daily	None	Daily	Daily
Morningstar	Quarterly	2 Weeks	Daily	Daily
ACA Compliance Group (GIPS Verifier)	As needed	None	As needed	As needed
eVestment	Quarterly	2 Weeks	Quarterly	Quarterly

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.
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Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.
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Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.
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Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities for the Fund through several brokers or dealers. The Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid. The factors involved in the broker or dealer selection include transaction costs, broker research capabilities and service level.

The commissions paid by the Fund comply with the Adviser’s duty to obtain “best execution.” The Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction. The Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage and research services received. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, the value of research provided, execution capability, commission rates, and responsiveness. The Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions.  Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934 (the “1934 Act”), the Adviser may place trades with a broker-dealer that provides brokerage and research services. The Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for the Fund. However, in selecting a broker for research, the Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage, research received. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients. Subject to Section 28(e) of the 1934 Act, the Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker. When the Adviser uses Fund brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear.
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The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following tables list the total amount of brokerage commissions paid by the Fund for the fiscal years or period noted:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$121,983	$33,238	$62,049

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal years or period noted below:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions.  As of September 30, 2016, the Fund owned securities of their regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer	Market Value of Securities Owned
N/A	N/A
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PURCHASE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

The Fund currently offers two classes of shares:  Investor Class and Institutional Class shares.

Purchase of Shares

The minimum initial investments in the Fund are set forth in the Prospectus.  Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 1-855-254-6467 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”
25

Redemption of Shares

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 10 days or more.

Redemption Fees.  The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.  There is no redemption fee charged by the Fund.  However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services.  The Fund reserves the right to impose or change redemption fees.  If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

Note:  The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.
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In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-855-254-6467.  Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

Distribution and Services (Rule 12b-1) Fees for Investor Class Shares

The Board has adopted plans pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares of the Fund.  The Plan provides that the Fund may pay up to 0.25% of the average daily net assets of the Investor Class of shares to one or more persons (“Dealers”) for the expenses of activities that are primarily intended to result in the sale of the Investor Class of shares. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement on behalf of the Fund, and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. The Plan is a compensation plan, meaning they permit the Fund to pay a fee to a Dealer that may be more than the eligible expenses the Dealer has incurred at the time of the payment. It must be demonstrated to the Board, however, that the amounts received pursuant to a Plan had been spent or will be spent pursuant to a near-term plan. The Fund will not pay more than the maximum amount allowed under the Plan. The Board will review at least quarterly reports detailing the amounts and purpose of any payment made under a Plan and any related agreements, and Dealer must furnish the Board with such other information as the Board may reasonably request to enable it to make an informed determination of whether the Plan should be continued. The Plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the Plan are also consistent with Rule 12b-1.
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Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended September 30, 2016, the total amounts paid by the Investor Class shares of the Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Fund’s Plan are summarized below.

Advertising	Printing and Mailing of Prospectuses to other than current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or other Financing Charges	Total 12b-1 Payments
$9,500	$0	$0	$56,882	$0	$0	$66,382

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by the Trustee.
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Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	8	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	8	None.
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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				8	None.

Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	8	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).

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Officers

Name, Birth Year & Address*	Position(s)Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Richard C. Noyes Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.
Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS.  Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC.  Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Noyes is also Secretary of Westcore Trust and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager.  Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

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Name, Birth Year & Address*	Position(s)Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.
Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS.  Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at  PricewaterhouseCoopers LLP (2004 - 2009).  Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Griffin Institutional Access Real Estate Fund.

Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.  Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Cognios Capital, LLC provides investment advisory services, currently none.

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Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016.  He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2996 to May 2007.  Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004.  Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he also served as Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Fund’s administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Fund’s principal underwriter, and Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc., and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte& Touche LLP.  Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.
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None of the Independent Trustees owns securities in Cognios Capital, LLC, the Fund’s investment adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees.  The Trust has engaged Cognios Capital, LLC to manage the Fund on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.
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Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2016.

Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended September 30, 2016.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.
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As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong**	None	None
Cheryl Burgermeister***	None	None
J. Wayne Hutchens	$10,001-$50,000	$10,001-$50,000
Patrick Seese	None	None

*	The Fund Complex currently consists of eight series of the Trust and any other investment companies for which Cognios Capital, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

Remuneration of Trustees.  Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.  For the fiscal year ended September 30, 2016, the Independent Trustees received the following compensation:
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Independent Trustees	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward Armstrong**	$12,000	$0	$0	$12,000
Cheryl Burgermeister***	$14,000	$0	$0	$14,000
J. Wayne Hutchens	$26,000	$0	$0	$26,000
Patrick Seese	$26,000	$0	$0	$26,000

*	The Fund Complex currently consists of eight series of the Trust and any other investment companies for which Cognios Capital, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGER

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of each Fund’s business affairs.  The Adviser commenced business operations in March 2008 and is registered with the SEC as an investment adviser.  Prior to being registered with the SEC, the Adviser was registered with the State of Kansas as an investment adviser.  As of December 31, 2016, the Adviser provided investment advice with respect to over $561 million in assets.  The Adviser’s principal address is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, the shareholders of each Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016.
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The table below shows the management fees for Cognios Capital, LLC for the periods indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
Gross Advisory Fees	$1,201,964	$233,755	$228,509
Waiver of Advisory Fees	($221,407)	($233,755)	($205,161)
Reimbursement of other Expenses	0	($69,237)	($12,272)
Net Advisory Fees	$980,557	$0	$11,076

As described in the Prospectus under “Fees and Expenses of the Fund,” pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs), to the extent necessary to limit the Total Annual Fund Operating Expenses  of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses  to 1.70% of the Fund’s average annual net assets.  The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”).  In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund.  The Distributor is not obligated to sell any specific amount of Fund shares.
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CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$150,071	$143,276	$120,465

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are the Trust’s and the Adviser’s Proxy Voting Policies and Procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  Appendix B provides a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the Trust’s and the Adviser’s Proxy Voting Policies and Procedures.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-855-254-6467 and (ii) on the SEC’s website at http://www.sec.gov.
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PRINCIPAL SHAREHOLDERS

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds and the percentage of the outstanding shares held by such holders are set forth below. To the best knowledge of the Trust, entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of December 31, 2016:

Class	Shareholder Name	Address	Percentage of Interest	Type of Ownership
Investor	NATIONAL FINANCIAL SERVICES, LLC	82 DEVONSHIRE ST, MAIL ZONE ZE7F, BOSTON, MA 02109	47.78%	Record
Investor	CHARLES SCHWAB & CO., INC	ATTN MUTUAL FUNDS SF215FMT-05, 211 MAIN ST, SAN FRANCISCO, CA 94105	41.65%	Record
Investor	LPL FINANCIAL	75 STATE ST FL 24, BOSTON, MA 02109	7.03%	Record
Institutional	CHARLES SCHWAB & CO., INC	ATTN MUTUAL FUNDS SF215FMT-05, 211 MAIN ST, SAN FRANCISCO, CA 94105	46.01%	Record
Institutional	NATIONAL FINANCIAL SERVICES, LLC	82 DEVONSHIRE ST, MAIL ZONE ZE7F, BOSTON, MA 02109	44.31%	Record

As of December 31, 2016, the Trustees or Officers of the Trust owned less than 1% of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.
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PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of September 30, 2016.

Other Accounts Managed by Portfolio Managers

The table below identifies as of September 30, 2016, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jonathan C. Angrist (Co-Portfolio Manager)	0	0	1	$23.7	147	$316.1
Brian J. Machtley (Co-Portfolio Manager)	0	0	1	$23.7	147	$316.1
Francisco J. Bido (Co-Portfolio Manager)	0	0	1	$23.7	147	$316.1

Portfolio Manager Compensation

The Portfolio Managers are responsible for the day-to-day management of the Fund and are paid a base salary, plus a discretionary bonus.  The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit.  The bonus is discretionary and is not based specifically on portfolio performance.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when the Fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
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Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. Related Business Opportunities.  The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.
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Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities
Jonathan Angrist	$100,001-$500,000
Brian Machtley	$100,001-$500,000
Francisco Bido	$100,001-$500,000

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of the Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00  p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices.  All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
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TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Internal Revenue Code of 1986 (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.
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General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all of its net investment income, if any, on an annual basis. It is also the Fund’s policy to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to the Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.  The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.
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With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.
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If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.  Unused capital losses realized by the Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses. As of September 30, 2016, the Fund had no accumulated capital loss carryforwards.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
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If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied), which for this purpose is 20%.  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.
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The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%.  If the Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations so long as certain holding period requirements are met.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund or other substantially identical securities are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.
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Non-U.S. Taxes

The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund would also be subject to certain holding period and other limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Fund does not anticipate that it will be eligible for the elections discussed in this section.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies and non-U.S.-currency denominated debt obligations may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends will not be eligible to be treated as qualified dividend income.
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Financial Products

The Fund’s investments in hedging transactions and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute a part of “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments.  As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments.  In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.
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Securities Issued or Purchased at a Discount

The Fund’s investment in debt obligations issued at a discount and certain other obligations will (and investments in debt obligations purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an affected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An affected Fund may realize gains or losses from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.
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High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that the shareholder has failed to report interest or dividends may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.
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You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.
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Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax exempt investors.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by other tax exempt investors and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty) and the potential applicability of the U.S. estate tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on January 12, 2012 and consists of multiple separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.
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The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.
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OTHER INFORMATION ABOUT THE FUND

Custodian.  MUFG Union Bank, National Association (formerly, Union Bank, N.A.) (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI and the Adviser.

Independent Registered Public Accounting Firm.  KPMG LLP (“KPMG”) serves as the Fund’s independent registered public accounting firm.  KPMG provides audit services, tax return preparation and assistance.  KPMG is located at 1225 17th Street, Suite 800, Denver, CO 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Thompson Hine LLP serves as counsel to the Independent Trustees and is located at 41 South High Street, Columbus, Ohio 43215.

PERFORMANCE INFORMATION

Yield and Total Return.  The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.
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Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS

The audited financial statements of the Fund for the fiscal year ended September 30, 2016, and the report of KPMG LLP, the Fund’s independent registered public accounting firm, are incorporated herein by reference to the Fund’s Annual Report for the fiscal year ended September 30, 2016. The Annual Report was filed on Form N-CSR with the SEC on December 9, 2016.  The Annual Report is available without charge upon request by calling 1-855-298-4236, or by visiting the Fund’s website at www.cogniosfunds.com.
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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.
A-1

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:
A-2

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
A-3

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
A-4

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-5

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
A-6

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
A-7

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
A-9

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.
A-10

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.
A-11

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities.  Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (2) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

A.	Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Funds consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Funds, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.
B-1

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

B-2

PROXY VOTING POLICIES AND PROCEDURES

COGNIOS CAPITAL, LLC

OVERVIEW

The Adviser generally does not take any action or render any advice with respect to voting proxies solicited by, or with respect to, the issuers of any client securities, except to the extent otherwise required by law. It is the Adviser’s policy not to vote proxies for standard SMA’s. However, this policy does not apply to certain clients who signed investment management agreements prior to the revision of this policy in May 2014. As the Adviser exercises voting authority with respect to certain clients’ securities, the following Proxy Voting Policies and Procedures have been adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940.  These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients without regard to the Adviser’s interest.  The procedures also address material conflicts between the Adviser’s interests and those of its clients.  The Adviser will consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment.

RESPONSIBILITY

The Chief Operating Officer is responsible for ensuring that proxies are voted in a manner consistent with the interests of clients.

GENERAL POLICY

Generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short-term gains.  Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:

(1)
When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long term interests of shareholders; and

(2)
There may be times when refraining from voting a proxy is in the client's best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST

For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts.  Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.  Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on the part of the Adviser.  However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, the Adviser will vote client securities based upon the recommendations of an independent third party.
B-3

DEVIATIONS FROM GENERAL POLICY

The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients.  However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy.  Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the Chief Compliance Officer or designee.  The Chief Operating Officer is responsible for maintaining the documentation regarding any vote overrides and third party recommendations.

ERISA PLANS

If the investment management agreement is entered into by a trustee or other fiduciary on behalf of an employee retirement income plan subject to the Employee Retirement Income Security Act (“ERISA”), including a person meeting the definition of “fiduciary” under ERISA, the trustee or other fiduciary generally retains the right and obligation to vote proxies. In such cases, the Adviser is generally precluded from voting proxies for the plan. Consistent with applicable rules and regulations of the securities exchanges relating to providing proxies by member organizations, under certain circumstances, with respect to separately managed accounts, the client may delegate to us the obligations to vote proxies on the client’s behalf.

ERISA plans managed by the Adviser shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where the Adviser has been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received.

B-4

MUTUAL FUND

Cognios is the investment adviser to the Cognios Market Neutral Large Cap Fund, the Cognios Large Cap Value Mutual Fund and the Cognios Large Cap Growth Mutual Fund (the “Mutual Funds”).   Union Bank, N.A. is the custodian of the Cognios Market Neutral Large Cap Mutual Fund. In conjunction with Union Bank, N.A. and ALPS Fund Services, Inc. (the Fund Administrator of the Cognios Market Neutral Large Cap Mutual Fund), the Fund Administrator will prepare and file Form N-PX in accordance with the Cognios Market Neutral Large Cap Mutual Fund proxy votes.

Union Bank, N.A. is the custodian of the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds. In conjunction with Union Bank, N.A. and M3Sixty Administration (the Fund Administrator of the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds), the Fund Administrator will prepare and file Form N-PX in accordance with the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds proxy votes.

All proxies will be voted in accordance with any applicable investment restrictions of the Mutual Funds and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the Mutual Funds.  Upon request, the Adviser shall provide the Mutual Fund’s Compliance Departments with information regarding any identified conflicts of interest, documentation as to how the vote was cast and who cast the vote.

PROCEDURES

The Adviser is responsible for voting the proxies related to certain accounts, the Mutual Funds and/or the Private Fund. The Adviser has engaged an independent proxy voting service which is responsible for receipt of proxy ballots, vote execution, vote record maintenance, and vote reporting. The votes will be cast according to the General Policy noted above.  If new accounts are added for which the Adviser will vote proxies, the Adviser will work with the voting service and the custodian to get the accounts set up in the voting services’ system to allow for automated voting.

The Adviser receives an email notice from the voting service when new ballot information is received, which notes, among other items, the issuer name and vote status of the proxy.  The CCO or designee reviews these emails and logs in to the voting services’ website to confirm that proxy votes were cast.

Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients.

Upon request, the Adviser will provide clients with information regarding how proxies were voted.
B-5

The Chief Compliance Officer or designee will periodically review the Proxy Voting Policies and Procedures.

BOOKS AND RECORDS

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:

(1)	proxy voting policies and procedures;

(2)	proxy statements received regarding client securities;

(3)	records of votes cast on behalf of clients;

(4)	records of client requests for proxy voting information; and

(5)	any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an understanding from the proxy voting service to provide a copy of the documents promptly upon request.
B-6

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2017

DDJ OPPORTUNISTIC HIGH YIELD FUND

Classes	Tickers
Institutional Class	DDJIX
Class I	DDJCX
Class II	DDJRX

P.O. Box 1920
Denver, CO  80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Institutional Class, Class I and Class II shares of the Fund listed above, which is a separate series ALPS Series Trust, a Delaware statutory trust (the “Trust”).  The series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  DDJ Capital Management, LLC (the “Adviser”) is the investment adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated January 28, 2017, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the DDJ Opportunistic High Yield Fund at the address listed above, or by calling the Fund’s transfer agent at 1-844-363-4898.  The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

ORGANIZATION AND CLASSIFICATION
ALPS Series Trust
This SAI includes information about the DDJ Opportunistic High Yield Fund (the “Fund”).  The Fund is a series of the ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification
The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The follow table shows the Fund’s classification:

Fund	Classification
DDJ Opportunistic High Yield Fund	Diversified

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for the Fund and under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.”  In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus.

The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below.  In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.

The table below reflects the principal or non-principal nature with respect only to the Fund’s direct investments or activities.

	Principal	Non-Principal
Bank Loan Risk	X
Bankruptcy and Restructuring Risk		X
Below-Investment Grade Risk	X
Cash Positions	X
Convertible Bond Risk	X
Credit Risk	X
Debt Securities Risk	X
Derivatives Risk		X
Equity Securities Risk	X
ETF and Other Investment Company Risk		X
Interest Rate Risk	X
Leverage Risk		X
Liquidity Risk	X
Management and Strategy Risk	X
Market Risk	X
Money Market Instruments/Securities	X
Preferred Stock Risk	X
Portfolio Turnover Risk		X
Prepayment and Extension Risk	X
Rule 144A Securities Risk	X
Small- and Mid-cap Risk		X
Use of Segregated and Other Special Accounts; Derivatives		X
Valuation Risk		X
Zero Coupon Securities Risk		X
1

Bank Loan Risk.  The Fund may invest a significant amount of its net asset value in bank loans.  Such loans may not be rated by a national ratings agency at the time of investment, generally will not be registered with the Securities and Exchange Commission, and typically will not be listed on a securities exchange.  In addition, the amount of public information available with respect to loans generally will be less extensive than that available for more widely traded, registered and exchange-listed securities.  Because the interest rates of loans reset frequently, if market interest rates fall, the loans’ interest rates may be reset to lower levels, potentially reducing a portfolio's income.

The size of the trading market for loans is generally smaller than that for registered equities and investment grade rated bond securities; as such, loans may be relatively illiquid compared to those types of securities.  Liquidity relates to the ability of a portfolio to sell an investment in a timely manner at a price approximately equal to its value on the portfolio’s books.  A portfolio’s ability to realize the full value of its assets may be impaired in the event of a voluntary or involuntary liquidation of any illiquid assets.  Furthermore, in the event of an economic downturn, a substantial increase or decrease in interest rates, or other type of market dislocation, the market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  In those instances, loans may be difficult to value and prices provided by external pricing services may not reflect the true fair value of the assets.

Borrowers may default on their obligations to pay principal or interest owed under loans when due.  This non-payment would result in a reduction of income to a portfolio and a reduction in the value of a loan experiencing non-payment.  Although some loans in which a portfolio will invest will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the portfolio could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan.

The Fund may purchase a participation interest in a loan and by doing so acquire some or all of the interest of the bank or other lending institution making the loan to a corporate borrower.  A participation interest typically results in the portfolio having a contractual relationship with the lender and not the borrower.  In such circumstances, the portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the bank or other lending institution selling the participation and only upon receipt by the bank or other lending institution of the payments from the borrower.  Since the portfolio has only acquired a participation in the loan made by a third party (i.e., the banker or other lending institution), the portfolio may not be able to control the exercise of any remedies that such third party would have under the loan.  Although the participation interest is in a loan, there can be no assurance that the principal and interest owed on the loan will be repaid in full.

The Fund may experience delays in the settlement of certain loan transactions, which are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds, particularly in the case of loans that are or become distressed.  Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle.  Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe.  Furthermore, pursuant to certain insolvency laws, a counterparty may have the ability to reject or terminate an unsettled loan transaction.  If a counterparty rejects an unsettled transaction, the Fund might lose any increase in value with respect to such loan that accrued while the transaction remained unsettled.
2

Bankruptcy and Restructuring Risk.  The Fund may target securities and other obligations of issuers that are in financial difficulty, and/or may be in, entering, or emerging from, bankruptcy proceedings. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes.  In any investment opportunity involving work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions, there exists the risk that the contemplated transaction may be unsuccessful.  Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell the investment at a loss.  The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high.  Because there is a substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss of the entire investment in such companies, as well as the risk that the Fund may be required to accept cash or new securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time.  Under such circumstances, the returns generated from the Fund’s investments may not compensate it adequately for the risks assumed.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s.  Securities rated below investment grade are commonly referred to as “junk bonds.”  The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates.  High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative market sentiment toward high yield securities.

Cash Positions.  The Fund may not always stay fully invested.  For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.  In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities.  When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes.  High yield or junk bonds as well as other debt securities issued by below investment grade issuers are more susceptible to these risks than debt of higher quality issuers.

Debt Securities Risk. Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or prepayment risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives Risk.  The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks.  Long options positions may expire worthless.

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Equity Securities Risk. The Fund may invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.  This risk of loss is further elevated because the Fund may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

ETF and Other Investment Company Risk.  The Fund may also invest in ETFs.  ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

The Fund may also invest in investment companies that are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, unit investment trusts and ETFs are examples of investment companies. By investing in another investment company, the Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.  Investments in securities of other investment companies are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Leverage Risk.  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.  The Fund intends to generally use leverage, if any, to meet Fund redemptions.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them.  In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates.  Investments that are illiquid or that trade in lower volumes may be more difficult to value.  The market for high yield securities in particular may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
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Management and Strategy Risk.  The Fund is an actively managed portfolio.  Investment strategies employed by the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.  In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.  Furthermore, the Adviser will invest and trade without regard to portfolio turnover considerations, and the Fund’s annual portfolio turnover rate and investment costs and charges may, therefore, be greater than the turnover rates and costs of other types of investment vehicles.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities.  In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities.

Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Portfolio Turnover Risk.  The Fund may engage in short-term trading to try and achieve its objective and may have portfolio turnover rates in excess of 100%.  A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year.  How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions.  Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.  Distributions resulting from short-term trading may be taxed at less favorable rates.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities generally carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Small- and Mid-cap Risk.  The Fund is expected to target “middle market” issuers.  The securities of smaller and mid-size companies tend to be more volatile and less liquid than securities of larger companies.  This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund’s shares.

Use of Segregated and Other Special Accounts; Derivatives.  Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise.  In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated.  A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis.  A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.  If the Fund holds any credit default swaps in its portfolio, the Fund expects to segregate assets equal to the full notional amount of each transaction.

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Valuation Risk.  Unlike publicly traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including loans, to trade.  Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price.  Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock.  Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.  In addition, other market participants may value securities differently than the Fund.  As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently.    See “TAXES.” The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.  Further, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions.  The required distributions may result in an increase in the Fund’s exposure to zero coupon securities.  During a period of severe market conditions, the market for such securities may become even less liquid.

 INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

Fundamental Investment Restrictions

The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities.  Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less.  The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board of Trustees.  The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.  For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
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The Fund may not:

(1)
Purchase securities which would cause 25% or more of the value of its total assets at the time of the purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2)	Borrow money, except to the extent permitted under the 1940 Act;
(3)
Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
(5)
Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6)
Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the fund from engaging in transactions involving swaps, futures contracts, forward contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in a commodities or commodities trading business or that have a significant portion of their assets in commodities-related investments, subject to restrictions described in the Fund’s Prospectus and elsewhere in this SAI; and

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications as defined by level 4 of the Bank of America Merrill Lynch industry classification system.  The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders.  The use of any particular classification system is not a fundamental policy.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the U.S. Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

Non-Fundamental Investment Restrictions

The Board of Trustees may change the Fund’s name, investment objective or its principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities.  For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction.  Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.  This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.    See “TAXES.” In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “PORTFOLIO TRANSACTIONS AND BROKERAGE” in this SAI.
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For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. The table below sets out the Fund’s portfolio turnover rate for the last two fiscal periods as noted:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015(1)
72%	4%

(1)	The Fund commenced operations July 17, 2015.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings (defined below) data for the Trust on behalf of the Fund may be disclosed to Third Parties (defined below) (which may include the public) and Service Providers (defined below).  No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund:  (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Trust.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board of Trustees will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.
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The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
DDJ Capital Management, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, N.A. (Custodian)	Daily	None	Daily	Daily
KPMG LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Thompson Hine LLP (Independent Counsel)	As needed	None	As needed	As needed
Interactive Brokers Inc.	Daily	None	Daily	Daily
MarkIt	Daily	None	Daily	Daily
FactSet	Monthly	30 days	Monthly	Monthly

Only officers of the Trust and their authorized agents, including, but not limited to, the Chief Compliance Officer of the Adviser, may approve the disclosure of the Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Trust and its authorized agents, including, but not limited to, the Chief Compliance Officer of the Adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the Adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Adviser’s Chief Compliance Officer (or persons designated by the Adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s Adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

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Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

§	Disclosures that are required by law;
§	Disclosures necessary for Service Providers;
§	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
§	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting or other transactions in portfolio securities;
§	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants or counsel; or
§	Disclosures to the Adviser of compiled data concerning accounts managed by the Adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund).  Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser.  Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable.  The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client (in all cases, in compliance with applicable law).  It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

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Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities for the Fund through several brokers or dealers.  The Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid.  The factors involved in the broker or dealer selection include transaction costs, broker research capabilities and service level.

The commissions paid by the Fund comply with the Adviser’s duty to obtain “best execution.”  The Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction.  The Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage and research services received.  In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, the value of research provided, execution capability, commission rates, and responsiveness.  The Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions.  Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may place trades with a broker-dealer that provides brokerage and research services.  The Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for the Fund.  However, in selecting a broker for research, the Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage, research received.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund.  Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.  Subject to Section 28(e) of the 1934 Act, the Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker.  When the Adviser uses Fund brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services.  The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.  Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.  As of the date hereof, the Adviser does not have any affiliated broker-dealer.
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The following table lists the total amount of brokerage commissions paid by the Fund for the fiscal period noted:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015(1)
$800	$0

(1)	The Fund commenced operations July 17, 2015.

The following tables list the total amount of brokerage commissions paid by the Fund for transactions identified for execution primarily on the basis of research and other services provided the Fund for the fiscal years or period noted:

For the Fiscal Year Ended September 30, 2016		For the Fiscal Period
Transactions	Commissions	Ended September 30, 2015(1)
$179,218.57	$800.00	$0

(1)	The Fund commenced operations July 17, 2015.

The following table lists the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal period noted below:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015(1)
$0	$0

(1)	The Fund commenced operations July 17, 2015.

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions.  As of September 30, 2016, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer	Market Value of Securities Owned
N/A	N/A

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Fund are currently divided into three share classes:  Institutional Class, Class I and Class II shares.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund.  The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and the Trust.  Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Board of Trustees in such manner as they determine to be fair and reasonable.

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Purchase of Shares

No sales charges will be applied to your share purchases.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisors). Such intermediaries may require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

You should speak with your financial advisor to help you decide which share class is best for you.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.  Certain classes have higher expenses than other classes, which may lower the return on your investment.

The minimum investments in the Fund are set forth in the Prospectus.  The Fund reserves the right to waive or change investment minimums.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number).  Shareholders should be sure to write the Fund’s account number on the check.  Purchases of Fund shares (initial or subsequent) may not be made by third-party check.

Share purchase orders are effective at the next determined net asset value after the Fund or its authorized agents receive your purchase instructions in good order and, if applicable, a new Account Application. The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, money orders, credit card convenience checks, cash or equivalents or payments foreign currencies are not acceptable forms of payment. Share certificates will not be issued.

Initial and subsequent investments may also be made by wire transfer.  Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

Transactions are processed at the next determined net asset value after your instructions are received in good order. Transactions received prior to the close of the New York Stock Exchange, “market close” (typically 4:00 PM EST), will be processed with the current trade date. Transactions received after market close will be processed on the next business day.

The price of the Fund’s shares and the valuation of Fund assets are discussed below in “NET ASSET VALUE.”

Exchange of Shares

If you are an existing shareholder of the Fund, you may exchange into a new account copying your existing account registration and options.  Exchanges between accounts will be accepted only if registrations are identical.
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Exchanges must meet the minimum investment requirements described in the Prospectus.

Before affecting an exchange, you should read the Prospectus.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund.  For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-deferred account.  Transfers between classes of the Fund are generally not considered a taxable transaction for U.S. federal income tax purposes.

You may also transfer between share classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer.  Transfer requests must be made in writing to the Fund’s transfer agent, or placed through your authorized agent. Exchanges between share classes of the Fund are generally non-taxable exchanges.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.  Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the right to impose such a limitation.  Call or write the Fund for further details.

Redemption of Shares

If the Board of Trustees determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable.  A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.  However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.  Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period:  (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees.  Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.  If notice of redemption is received on any business day, the redemption will be effective on the date of receipt.  Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt.  If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day.  The value of shares at the time of redemption may be more or less than the shareholder’s cost.

Redemption Fees.  If you sell or exchange your shares of the Fund after holding them 60 calendar days or less, a 1.00% redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 10 days or more.

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Note:  The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

Distribution and Services (12b-1) Plan for Class II Shares

The Fund has adopted a separate plan of distribution for Class II shares pursuant to Rule 12b-1 under the 1940 Act (the “Class II Plan”).

The Class II Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of certain shareholder services to Class II shareholders.

The Class II Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares.  Because these fees are paid out of the Fund’s Class II assets on an ongoing basis, over time they will increase the cost of an investment in Class II shares, and Class II Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Class II Plan, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or certain shareholder services performed by such entities for their customers who are shareholders in the Fund.  Financial intermediaries are generally required to meet certain criteria in order to receive 12b-1 fees.  The Distributor is entitled to retain some or all fees payable under the Class II Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year or period ended September 30, 2016, the total amounts paid by Class II shares of the Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Fund’s Class II Plan.

	Advertising	Printing and Mailing of Prospectuses to other than current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or other Financing Charges	Total 12b-1 Payments
Class II Shares	-	-	-	$22	-	-	$22

Shareholder Services Plan for Class I and Class II Shares

The Fund has each adopted a shareholder services plan (a “Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Services Plan, the Fund is authorized to pay third party service providers, including but not limited to banks and their affiliates, other institutions, broker-dealers and Fund affiliates (“Participating Organizations”), for non-distribution related services to shareholders of each respective class.

Payments under the Services Plans are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.10% (for Class I and Class II shares) of the average daily net asset value of the Class I or Class II shares of the Fund, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.

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Because these shareholder services fees are paid out of assets attributable to the Fund’s Class I and Class II shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees.  The Board approves all significant agreements between/among the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent.  The day-to-day operations of the Fund are delegated to the Adviser and the Fund’s administrator.

The name, address, year of birth, and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund Complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	8	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	8	None.

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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				8	None.
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Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	8	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Richard C. Noyes Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.
Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS.  Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC.  Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Noyes is also Secretary of Westcore Trust and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager.  Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.
Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS.  Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at  PricewaterhouseCoopers LLP (2004 - 2009).  Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Griffin Institutional Access Real Estate Fund.

Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.  Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which DDJ Capital Management, LLC provides investment advisory services, currently none.

Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016.  He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2996 to May 2007.  Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004.  Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he also served as Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Fund’s administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Fund’s principal underwriter, Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP.  Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in DDJ Capital Management, LLC, the Fund’s investment adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees.  The Trust has engaged the Adviser to manage the Fund on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.
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The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance.  The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and their principal service providers.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2016.

Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended September 30, 2016.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.
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As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong**	None	None
Cheryl Burgermeister***	None	None
J. Wayne Hutchens	None	$10,001-$50,000
Patrick Seese	None	None

*	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which DDJ Capital Management, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

Remuneration of Trustees.  Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

For the fiscal year ended September 30, 2016, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward Armstrong**	$12,000	$0	$0	$12,000
Cheryl Burgermeister***	$14,000	$0	$0	$14,000
J. Wayne Hutchens	$26,000	$0	$0	$26,000
Patrick Seese	$26,000	$0	$0	$26,000

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*	The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which DDJ Capital Management, LLC provides investment advisory services, currently none.
**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGER

DDJ Capital Management, LLC (the “Adviser”), subject to the authority of the Trust’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs.

Co-founded in 1996 by David J. Breazzano and two other investment professionals, the Adviser is an independent investment manager owned by its employees.  Since its inception, the Adviser has focused on identifying investment opportunities in below investment grade companies primarily in the middle market arena.

As of December 31, 2016, the Adviser managed approximately $7.59 billion in assets pursuing a variety of fixed income credit strategies targeting the below investment grade universe primarily on behalf of corporate and public retirement funds, insurance companies, endowments, foundations and other institutional clients.  In addition, the Adviser provides investment sub-advisory services to four other open-end U.S. mutual funds pursuing a multi-manager multi-strategy approach with assets under management of approximately $2.0 billion as of December 31, 2016.  Mr. Breazzano presently serves as the President and Chief Investment Officer of the Adviser, chairs the firm’s Investment Review Committee, oversees the firm’s operations, and serves as portfolio manager of the Fund.  Prior to co-founding the Adviser in 1996, Mr. Breazzano served as a portfolio manager at Fidelity Investments with responsibility for over $4 billion in high yield and distressed assets, including the Fidelity Capital & Income Fund.  The Adviser’s investment team consists of professionals specialized in the areas of credit research, legal analysis, bankruptcy law, portfolio management, trading and business operational improvements.

The Adviser’s address is 130 Turner Street, Building #3, Suite 600, Waltham, Massachusetts 02453.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board and shareholders of the Fund may terminate the Advisory Agreement upon thirty (30) days’ written notice. The Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended September 30, 2015.
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The table below shows the management fees for DDJ Capital Management, LLC for the period indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015(1)
Gross Advisory Fees	$54,096	$4,446
Waiver of Advisory Fees	($54,096)	($4,446)
Reimbursement of other Expenses	($285,964)	($83,650)
Net Advisory Fees	$0	$0

(1)	The Fund commenced operations on July 17, 2015.

The Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund’s average daily net assets for each of the Institutional Class, Class I and Class II shares, respectively.  This agreement is in effect through January 31, 2018.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Trust on behalf of the Fund.  The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Trust on behalf of the Fund currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.

The table below shows the administrative fees earned by ALPS for the period indicated:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Period Ended September 30, 2015(1)
$139,919	$27,775

(1)	The Fund commenced operations on July 17, 2015.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

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Attached as Appendix B are the Trust’s Proxy Voting Policies and Procedures and a Summary of the Adviser’s Proxy Voting Policies and Procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  Appendix B provides a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the Trust’s and the Adviser’s Proxy Voting Policies and Procedures.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-844-363-4898 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds and the percentage of the outstanding shares held by such holders are set forth below. To the best knowledge of the Trust, entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

As of December 31, 2016, the following shareholders owned 5% or more of the outstanding shares of each Fund as listed below:

Class	Shareholder Name	Address	Percentage of Interest	Type of Ownership
Institutional Class	DAVID J BREAZZANO	193 DUTTON RD,SUDBURY MA 01776-2806	55.64%	Beneficial
Institutional Class	DDJ CAPITAL MANAGEMENT LLC	ATTN: FINANCE DEPARTMENT, 130 TURNER ST BUILDING 3 STE 600, WALTHAM MA 02453-8930	31.33%	Beneficial
Class I	DDJ CAPITAL MANAGEMENT LLC	ATTN: FINANCE DEPARTMENT, 130 TURNER ST BUILDING 3 STE 600, WALTHAM MA 02453-8930	94.54%	Beneficial
Class I	DAVID J BREAZZANO	193 DUTTON RD,SUDBURY MA 01776-2806	5.46%	Beneficial
Class II	DDJ CAPITAL MANAGEMENT LLC	ATTN: FINANCE DEPARTMENT, 130 TURNER ST BUILDING 3 STE 600, WALTHAM MA 02453-8930	66.67%	Beneficial
Class II	DAVID J BREAZZANO	193 DUTTON RD,SUDBURY MA 01776-2806	33.33%	Beneficial
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As of December 31, 2016, none of the Trustees or officers of the Trust owned any of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of September 30, 2016.

Other Accounts Managed by Portfolio Managers

The table below identifies as of September 30, 2016, the number of accounts (other than the Fund with respect to which information is provided) for which the Fund’s portfolio managers have day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager	Registered Investment Companies(1)		Other Pooled Investment Vehicles(2)		Other Accounts(3)
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
David J. Breazzano	4	$1,812.0	3	$458.2	18	$3,405.8
John W. Sherman(4)	-	-	-	-	2	$117.7
Benjamin J. Santonelli(5)	-	-	-	-	-	-

(1)	Represents the Adviser’s sub-advised mutual fund portfolios that are registered with the SEC.
(2)	Represents the Adviser’s proprietary commingled vehicles. Certain of these accounts are subject to a performance fee. Legacy accounts presently in wind-down have been excluded.
(3)
Represents the Adviser’s separately managed portfolios that are not sub-advised for registered investment companies.  Certain of these accounts are subject to a performance fee.  Legacy accounts presently in wind-down have been excluded.

(4)
In addition to serving as an assistant portfolio manager for the Fund, Mr. Sherman also serves as portfolio manager for certain separately managed portfolios as well as an assistant portfolio manager for certain registered investment companies, other pooled vehicles and other separately managed portfolios.

(5)
In addition to serving as an assistant portfolio manager for the Fund, Mr. Santonelli also serves as an assistant portfolio manager for each of the registered investment companies (sub-advised), other pooled vehicles and other separately managed portfolios that are presently managed by Mr. Breazzano.

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Portfolio Manager Compensation

The compensation structure of Mr. Breazzano, the lead portfolio manager of the Fund, and Messrs. Sherman and Santonelli, the assistant portfolio managers of the Fund, is determined by the Adviser in accordance with its own internal remuneration policy. As a guiding principle, compensation is structured so that key professionals benefit from staying with the Adviser over the long term.  As equity owners of the Adviser, Messrs. Breazzano, Sherman and Santonelli each receive a fixed guaranteed payment (similar to a base salary for non-equity owners) from the firm, which amount is capped so that a significant portion of each of their compensation is derived from either short-term or long-term variable compensation.  Mr. Breazzano is highly compensated by virtue of his equity ownership interest in the Adviser (which compensation includes pro rata distributions, typically on a quarterly basis, based on the profitability of the Adviser). Given his large ownership stake in the firm, he is not eligible to receive an annual performance bonus.  Messrs. Sherman and Santonelli are each similarly compensated by virtue of their smaller equity ownership interest in the Adviser, as well as with an annual performance bonus, which is a material component of their overall remuneration package.  The compensation for Messrs. Breazzano, Sherman and Santonelli is not specifically dependent on the performance of the Fund, and they are not compensated based on the growth of the Fund’s assets, or any other assets managed by the Adviser, except to the extent that such growth contributes to the firm’s overall asset and revenue growth, which in turn contributes to the firm’s overall profitability.  Although performance fees do not constitute a significant portion of the Adviser’s revenues, Messrs. Breazzano, Sherman and Santonelli may also receive a percentage of the performance fee revenue that may be earned by the Adviser (and/or one of its affiliates).

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when a fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

The Adviser has worked to build a firm-wide culture of compliance, and accordingly has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair and equitable allocation of limited investment opportunities among multiple funds and accounts over time.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.  These potential conflicts of interest include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts, including the Fund.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts (or a subset of those funds or accounts), which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Investment Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, a portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts, including the Fund. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held.  Furthermore, a portfolio manager may purchase a security for one client account while appropriately selling that same security for another client account.
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Investments in Different Layers of the Capital Structure.  Client accounts managed by a portfolio manager may make an investment in a company in which another client of the Adviser holds an investment in a different class of such company’s debt or equity.  Although the Adviser generally will make such investments only when it believes that such investment is in the best interests of each account and the possibility of actual adversity between such client accounts is remote, there may be instances where the interests of such client accounts, such as the Fund, actually conflict with one another, such as in the event of a bankruptcy or other corporate restructuring of an issuer’s securities.  In such circumstances, it is possible that a certain client’s interests may be subordinated or otherwise adversely affected by the Adviser by virtue of the other clients’ involvement and actions relating to their investment in the issuer.  Conflict resolution by the Adviser in such circumstances may result in one or more clients receiving less consideration and/or less favorable treatment than they may have otherwise received in the absence of such a conflict of interest.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees (with respect to equity transactions in particular) than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages, including the Fund.

Variation in Compensation; Personal Interests.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages.  If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to recommend more attractive investment opportunities for certain funds and/or accounts over others.  Furthermore, the portfolio manager might be motivated to favor funds and/or accounts in which he has a personal interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit such portfolio manager.

Cross Transactions.  The Adviser may also execute transactions between or among client accounts (including rebalancing trades between client accounts, such as the Fund) by executing simultaneous purchase and sale orders for the same security.  Even in situations where the Adviser believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest. When engaging in cross transactions, the Adviser acts in good faith to ensure such transactions are fair and in the best interests of all participating client accounts and in all cases in accordance with applicable law (including, without limitation, Rule 17a-7 under the 1940 Act).

Personal Trading.  The Adviser permits its portfolio managers to trade securities for their own accounts. Portfolio managers, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients.  Thus, the Adviser has an obligation to assure that its portfolio managers do not “front-run” trades for clients or otherwise favor their own accounts. To that end, the Adviser maintains a personal trading policy within its code of ethics that includes pre-clearance procedures that require team members to preclear trades in securities of all companies, as well as shares of mutual funds for which the Adviser acts as adviser or sub-adviser.
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Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities
David J. Breazzano	Over $1,000,000
John W. Sherman	$10,001-$50,000
Benjamin J. Santonelli	$0

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of the Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00  p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.
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A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute annually to its shareholders as “ordinary income dividends” substantially all of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses). It is also the Fund’s policy to distribute annually the excess of net long-term capital gains over net short-term capital losses, if any, after offsetting any capital loss carryovers, as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to the Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

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As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which each Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.
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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is, any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses. As of September 30, 2016, the Fund does not have any capital loss carry-forward. A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.
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The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied) , which (for this purpose) is 20%.  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares. If less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid)and whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, reported by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%.  If a Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend (if any) that are subject to these maximum rates applicable to individual shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.
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Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, so long as (in either case) certain holding period requirements are met.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund or other substantially identical securities are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Non-U.S. Taxes

Investments in non-U.S. securities may cause the Fund to be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund would also be subject to certain holding period and other limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Fund does not anticipate that it will be eligible for the elections discussed in this section.
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Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  Under proposed Treasury Regulations recently issued by the IRS, earnings included in income under a QEF election would not be qualifying income for a RIC unless such earnings are distributed in the taxable year in which they are earned. In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividend will not be eligible to be treated as qualified dividend income.

Financial Products

The Fund’s investments in options, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.
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When the Fund sells a put or call option, the premium received generally is not included in income at the time of receipt.  If the option expires, the premium is generally included in income of the Fund as short-term capital gain.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss.  If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by the Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Fund’s investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.”  With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”).  Section 1256 contracts held by the Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.  Investors should consult their own tax advisers in this regard.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments.  As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments.  In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

 Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  The Fund may realize gains or losses from such sales.  If the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

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Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding tax rate currently is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that the shareholder has failed to report interest or dividends may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of the Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax-exempt investors.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by other tax-exempt investors and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty and the potential applicability of the U.S. estate tax).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative actions.
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DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on January 12, 2012 and consists of multiple separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian.  MUFG Union Bank, N.A., located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund.  Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.  The Custodian also maintains certain accounts and records of the Fund.  Sub-custodians provide custodial services for any foreign assets held outside of the United States.
39

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports; and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust on behalf of the Fund an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of the Distributor.

Independent Registered Public Accounting Firm.  KPMG LLP (“KPMG”) serves as the Trust’s independent registered public accounting firm.  KPMG provides audit services, tax return preparation and assistance.  KPMG is located at 1225 17th Street, Suite 800, Denver, Colorado, 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Thompson Hine LLP serves as counsel to the Independent Trustees and is located at 41 South High Street, Columbus, Ohio 43215.

PERFORMANCE INFORMATION

Yield and Total Return.  The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund.  These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles.  Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary.  An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS

The audited financial statements of the DDJ Opportunistic High Yield Fund for the fiscal year ended September 30, 2016, and the report of KPMG LLP, the Fund’s independent registered public accounting firm, are incorporated herein by reference to the Fund’s Annual Report for the fiscal year ended September 30, 2016. The Annual Report was filed on Form N-CSR with the SEC on December 9, 2016.  The Annual Report is available at no charge by writing or telephoning the Fund at the address or number on the front page of this Statement of Additional Information.
40

APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.
A-1

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.
A-2

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A-3

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.
A-4

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
A-5

Fitch Investor Services, Inc.

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non-investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:
A-6

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
A-7

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

·	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
·	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or
·	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
A-8

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.
A-9

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.
A-10

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to its portfolio securities.  Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its Adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

General

The Trust and the Fund believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Fund, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Fund.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its Adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.
B-1

DDJ CAPITAL MANAGEMENT, LLC

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

In accordance with Rule 206(4)-6 promulgated by the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, DDJ Capital Management, LLC (the “Adviser”) has adopted and implemented certain Proxy Voting Policies and Procedures that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interests of its clients, including the Fund.  Accordingly, the Adviser votes proxies based on our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the issuer whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote.

Many of the proxies received by the Adviser with respect to securities held in client accounts relate to special situations, such as the restructuring of an issuer that is emerging or recently emerged from bankruptcy, that is in financial distress or that has significant debt obligations but improving fundamentals.  The Adviser believes that it is not appropriate, in most of these cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines.  Therefore, with the exception of certain routine matters, the Adviser generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by-case basis.

The Adviser has designated an internal proxy administrator who is responsible for coordinating the review and voting of client proxies.  In the absence of a material conflict of interest (as more fully described below and in the Proxy Voting Policies and Procedures Policies), the internal proxy administrator votes the proxy in accordance with the instructions provided by the applicable portfolio manager or research analyst covering the particular issuer.

From time to time, the Adviser (and/or its affiliates) may have a material conflict of interest with respect to a matter to be voted upon in a proxy.  If the internal proxy administrator identifies or is notified of a potential material conflict of interest, the internal proxy administrator will convene a meeting of the Adviser’s internal proxy committee, which has been created to address situations when such conflicts arise.  The internal proxy committee, which consists of one or more members of the Adviser’s legal department and such other Adviser personnel as may be designated to serve on the committee from time to time, will then meet to determine whether voting on such proxy matter presents a material conflict of interest.  In the event that the internal committee concludes that there is a material conflict of interest, the Adviser generally will request either a waiver of the conflict or specific voting instructions from the client, a representative of the client or an appropriate third party.

The Adviser maintains records of proxies that it has voted on behalf of its clients.  The Adviser maintains these proxy voting books and records for a period of six years.  These records are maintained for at least the first two years in the Adviser’s office.
B-2

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2017

GKE Asian Opportunities Fund	Ticker
Institutional Class	GKEAX

P.O. Box 1920
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Institutional Class shares (collectively, the “Shares”) of the Fund listed above, which is a separate series ALPS Series Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Evergreen Capital Management, LLC (the “Adviser”) is the investment adviser of the Fund, and GaveKal Capital Limited (the “Sub-Adviser”) is the investment sub-adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated January 28, 2017, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 1-855-331-6240. The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

ALPS Series Trust

This SAI includes information about GKE Asian Opportunities Fund (the “Fund”), a series of ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

What are the Fund’s Investment Objectives?

The Fund seeks to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities of companies located in developed and emerging markets in the Asia-Pacific region, where “total assets” means net assets, plus the amount of any borrowings for investment purposes. Developed and emerging market countries in the Asia-Pacific region are those currently included in the Morgan Stanley Capital International (MSCI) AC (All Country) Pacific Index. The MSCI AC Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Asia-Pacific region. This Index consists of the following 13 developed and emerging market countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand (“Asia-Pacific Countries”). The Fund’s investments may also include securities of issuers in Asia-Pacific Countries that are traded elsewhere, such as depositary receipts and global depositary receipts listed in New York, London and Frankfurt. Such securities may include equities (common and preferred stocks) (substantially all of which with market capitalizations of more than $1 billion), debt securities (including government bonds, corporate bonds, convertible bonds and other fixed-income securities, zero coupon securities, pay-in-kind bonds and deferred payment securities) and currencies of foreign countries.
1

Under normal conditions, and subject to the exceptions described here, the Fund invests at least 60% of its net asset value in listed securities. A maximum of 10% of the Fund’s net asset value may be invested in non-investment grade (or “junk”) bonds; all other bonds in which the Fund may invest are rated (i.e., are of investment grade) by Fitch, Standard and Poor’s or Moody’s.

A broad diversification between asset classes and individual equity securities is intended to provide the Fund some measure of protection in poor equity markets. However, the Fund’s debt security exposure will typically be concentrated in bonds issued by a few Asia-Pacific Country governments and in high-quality corporate issuers.

A company is generally regarded as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the headings “Summary Section” and “More About the Fund’s Objectives and Investment Policies.” In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus.

The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

The table below reflects the principal or non-principal nature with respect only to the Fund’s direct investments or activities.
2

	Principal	Non-Principal
Bank Obligations		✓
Borrowing		✓
Brady Bonds		✓
Combined Transactions		✓
Convertible Securities	✓
Common Stocks	✓
Credit Default Swaps		✓
Credit Ratings		✓
Currency Transactions	✓
Depositary Receipts	✓
Derivatives		✓
Equity Investments	✓
Exchange Traded Funds and Other Similar Instruments		✓
Firm Commitments and When-Issued Securities		✓
Fixed Income Securities	✓
Floating and Variable Rate Instruments		✓
High Yield Securities	✓
Illiquid Securities		✓
Inflation-Indexed Bonds		✓
Interest-Only Securities		✓
Interest Rate and Equity Swaps and Related Transactions		✓
Loans of Portfolio Securities		✓
Money Market Instruments/Securities		✓
Mortgage-Related And Other Asset Backed Securities		✓
Non-U.S. Securities	✓
Non-U.S. Sub-custodians		✓
Options		✓
Other Investment Companies (excluding ETFs)		✓
Preferred Stock	✓
Repurchase Agreements		✓
Reverse Repurchase Agreements		✓
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)		✓
Short Sales		✓
Temporary Defensive Positions		✓
U.S. Government Securities		✓
Warrants and Rights		✓
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities	✓

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against Fund deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.  Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.
3

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of Fund used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
4

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Sub-Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.  The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Sub-Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Sub-Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Sub-Adviser has placed on it.
5

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Sub-Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Sub-Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Sub-Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

The Fund may enter into credit default swap contracts. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both. Both the CFTC and the SEC have issued or amended guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps. Further action by the CFTC or SEC may affect the Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”
6

The Sub-Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Sub-Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Sub-Adviser will evaluate the relative value of an investment compared with its perceived credit risk. The Fund’s ability to achieve its investment objective may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts and exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Sub-Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.
7

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts. Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary. The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.
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Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, the Fund will not be obligated to use derivatives and the Fund makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Sub-Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) enter into futures contracts, currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Sub-Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency swaps and options on currencies.
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In connection with the use of certain derivatives, the Adviser and the Sub-Adviser of the Fund intend to either: (i) comply with the requirements of the Commodity Exchange Act (“CEA”) by operating the Fund in a manner consistent with the restrictions of Rules 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO or CTA with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.
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Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund. Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment. Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs. These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Sub-Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument. In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index. Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”). The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca. ETFs may trade at relatively modest discounts or premiums to net asset value. In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected. If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.
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Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities. The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.
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Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

The Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.  The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due. To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

High Yield Securities

The Fund may invest in high yield securities. High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Sub-Adviser’s own credit analysis than is the case with Fund that invest in higher rated fixed income securities.
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The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever. Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither the Fund nor the Sub-Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can the Fund or the Sub-Adviser be certain an issuer will maintain its current credit rating in the future. When available, the Sub-Adviser may refer to selected ratings from recognized agencies. The Sub-Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity. The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio. These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.
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High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States. In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally. For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden. Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.
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The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend Fund, which may further impair the obligor’s ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.
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To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Sub-Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing. The risk of early prepayment is the primary risk associated with IOs.
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Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Sub-Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.
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The liquidity of swap agreements will be determined by the Sub-Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Sub-Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Loans of Portfolio Securities

Upon approval by the Fund’s Board of Trustees, the Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change. The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.
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Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Sub-Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency. See “Taxes.”

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.
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Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.
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Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Additionally, the Fund may invest in China A Shares and other eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (the “SSE”) or the Shenzhen Stock Exchange (the “SZSE”) through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect Program (the “Programs”). The Programs are securities trading and clearing linked programs developed by Hong Kong Exchanges and Clearing Limited (“HKEC”), SSE, SZSE, and the China Securities Depository and Clearing Corporation Limited (“ChinaClear”) to permit mutual stock market access between mainland China and Hong Kong. Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house operated by HKEC, acts as nominee for participants, such as an underlying fund, accessing Stock Connect Securities. Since the relevant regulations governing Stock Connect Securities are relatively new and untested, they are subject to change and there is no certainty as to how they will be applied. In particular, the courts may consider that the nominee or custodian, as registered holder of Stock Connect Securities, has full ownership over the Stock Connect Securities rather than the Fund as the underlying beneficial owner. HKSCC, as nominee holder, does not guarantee the title to Stock Connect Securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, title to these securities, or the rights associated with them such as participation in corporate actions or shareholder meetings cannot be assured. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with participants will be limited to assisting participants with claims and the fund may not fully recover its losses or the Stock Connect Securities it owns. Recovery of the Fund’s property may also be subject to delays and expenses, which may be material. Further, investors are currently able to trade Stock Connect Securities only up to certain daily maximums. Buy orders and sell orders are offset for purposes of the daily quota, which is applied to all market participants and not specifically to the funds or investment manager. If the daily quota is reached or a stock is recalled from the scope of eligible stocks for trading via the Stock Connect, the Fund’s investment program would be adversely impacted.
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Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.
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By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Sub-Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.
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If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices and currencies. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.
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If the Sub-Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option resulting from the increase in the index. If, on the other hand, the Sub-Adviser expects general stock market prices to decline, it might purchase a put option on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Other Investment Companies (excluding ETFs)

The Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the 1940 Act, as amended (the “1940 Act”). These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. No adjustments will be made to the advisory fee with respect to assets of the Fund invested in such investment companies.

The Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities. The Fund will invest in closed-end investment companies only in furtherance of their investment objectives. Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets. The ability of the Fund to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Fund invested directly in such markets. Such companies themselves, however, may have policies that are different from those of the Fund.
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The Fund’s investment in other investment companies may also include shares of ETFs, which are described elsewhere in this section under the heading “Exchange-Traded Funds and Other Similar Instruments.”

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Sub-Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.
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Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Sub-Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.
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Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Sub-Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.
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Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a forward contract, the Fund could purchase a put option on the same forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. The Fund will invest in such obligations only where the Sub-Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.
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Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.  Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.
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Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Taxes.”

INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2) Borrow money, except to the extent permitted under the 1940 Act;

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;
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(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and sell options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS). The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. These classifications are not fundamental policies of the Fund. The Fund may use other classification titles, standards and systems from time to time.

In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Sub-Adviser in the best interests of the shareholders. The Fund’s portfolio turnover rate may vary from year to year, as well as within a year. The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.
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For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Sub-Adviser deem it advisable to purchase or sell securities.

The following tables summarize the portfolio turnover rates for the Fund for the last two fiscal years noted.

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015
232%	245%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund:  (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.
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Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board of Trustees of the Trust (the “Board”) will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Evergreen Capital Management, LLC (Adviser)	Daily	None	Daily	Daily
GaveKal Capital Limited (Sub-Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily
KPMG LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Thompson Hine LLP (Independent Counsel)	As needed	None	As needed	As needed
Institutional Shareholder Services Inc.	Daily	None	Daily	Daily
Factset	Daily	None	Daily	Daily
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Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.
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Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag. Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities;
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
▪	Disclosures to the Adviser of the Fund of compiled data concerning accounts managed by the Adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.
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Brokerage and Research Services

The Sub-Adviser places orders for the purchase and sale of portfolio securities for the Fund through several brokers or dealers. The Sub-Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid. The factors involved in the broker or dealer selection include transaction costs, broker research capabilities and service level.

The commissions paid by the Fund comply with the Sub-Adviser’s duty to obtain “best execution.” The Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction. The Sub-Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage and research services received. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, the value of research provided, execution capability, commission rates, and responsiveness. The Sub-Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Sub-Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934 (the “1934 Act”), the Sub-Adviser may place trades with a broker-dealer that provides brokerage and research services. The Sub-Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for the Fund. However, in selecting a broker for research, the Sub-Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage, research received. The determination may be viewed in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion. Research and brokerage services provided by broker-dealers chosen by the Sub-Adviser to place the Fund’s portfolio transactions may be useful to the Sub-Adviser in providing services to the Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Sub-Adviser in managing such other clients. Subject to Section 28(e) of the 1934 Act, the Sub-Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker. When the Sub-Adviser uses Fund brokerage commissions to obtain research or other products or services, the Sub-Adviser receives a benefit because it does not have to produce or pay for the research, products or services. The advisory fees paid by the Fund are not reduced because the Sub-Adviser receives such services even though the receipt of such services relieves the Sub-Adviser from expenses it might otherwise bear.
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The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following tables list the total amount of brokerage commissions paid by the Fund for the fiscal years or period noted:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$114,871	$99,669	$80,864

For the fiscal years or period noted, the total brokerage commissions paid by the Fund to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund are summarized below:
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For the Fiscal Year Ended September 30, 2016		For the Fiscal Year Ended September 30, 2015		For the Fiscal Year Ended September 30, 2014
Commissions	Transactions	Commissions	Transactions	Commissions	Transactions
$72,655	$ 24,106,646	$57,413	$23,707,906	$48,372	$16,886,701

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund, the Adviser or Sub-Adviser during the fiscal years or period noted below:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of September 30, 2016, the Fund owned securities of their regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer	Market Value of Securities Owned
N/A	N/A

PURCHASE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

The Fund currently offers one class of shares: Institutional Class shares.

Purchase of Shares

The minimum initial investments in the Fund are set forth in the Prospectus. Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third-party check.
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Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

Transactions are processed at the next determined net asset value after your instructions are received in good order. Transactions received prior to the close of the New York Stock Exchange, “market close” (typically 4:00 PM EST), will be processed with the current trade date. Transactions received after market close will be processed on the next business day.

The price of the Fund’s shares and the valuation of Fund assets are discussed below in “NET ASSET VALUE.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period:  (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.
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No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 10 days or more.

Redemption Fees. If you sell or exchange your shares of the Fund after holding them 45 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•
Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.
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Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-855-331-6240. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.
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TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, Sub-Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Sub-Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	8	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	8	None.
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Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present). Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008). Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				8	None.
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Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	8	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).
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Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Richard C. Noyes Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.
Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS. Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC. Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Noyes is also Secretary of Westcore Trust and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.
Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS. Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at PricewaterhouseCoopers LLP (2004 - 2009). Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Griffin Institutional Access Real Estate Fund.

Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS. Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.  Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

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*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****
The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Evergreen Capital Management, LLC and GaveKal Capital Limited provide investment advisory services, currently none.

Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016. He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2996 to May 2007. Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004. Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.
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J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012. From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation since 2006 and from 2006 to 2012, he also served as Executive Director for the CU Real Estate Foundation since April 2009. Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado. Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012. He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008. Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company. Mr. Seese began his career as a CPA with Deloitte & Touche, LLP. Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business. He works with and is part of the advisory Board for the Morgan Adams Foundation, a charity on behalf of children affected with cancer. Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012. Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Fund’s administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Fund’s principal underwriter, Executive Vice President and Director of ALPS Holdings, Inc. abd ALPS Advisors, Inc., and Director of ALPS Portfolio Solutions Distributor, Inc. Before joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP. Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation. Mr. May has a B.S. in Business Administration from the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in Evergreen Capital Management, Inc., the Fund’s investment adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Sub-Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Sub-Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust. The Board is currently composed of four members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.
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The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Sub-Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Sub-Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management, the Sub-Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees are: Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese. The Audit Committee met three times during the fiscal year ended September 30, 2016.
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Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are currently: Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese. The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended September 30, 2016.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None
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As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong**	None	None
Cheryl Burgermeister***	None	None
J. Wayne Hutchens	None	$10,001-$50,000
Patrick Seese	None	None

*
The Fund Complex currently consists of eight series of the Trust and any other investment companies for which Evergreen Capital Management, LLC and GaveKal Capital Limited provides investment advisory services, currently none.

**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

Remuneration of Trustees. Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended September 30, 2016, the Independent Trustees received the following compensation:

Independent Trustees	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward Armstrong**	$12,000	$0	$0	$12,000
Cheryl Burgermeister***	$14,000	$0	$0	$14,000
J. Wayne Hutchens	$26,000	$0	$0	$26,000
Patrick Seese	$26,000	$0	$0	$26,000

*
The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Evergreen Capital Management, LLC and GaveKal Capital Limited provide investment advisory services, currently none.

**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.
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No officer, trustee or employee of the Adviser, Sub-Adviser or any of the Adviser’s or Sub-Adviser’s affiliates, receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGERS

Evergreen Capital Management, LLC (the “Adviser”), subject to the authority of the Fund’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 1983 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 10500 NE 8th, Suite 950, Bellevue, Washington 98004.

The Adviser has delegated daily management of the Fund’s assets to GaveKal Capital Limited (the “Sub-Adviser”), who is paid by the Adviser and not the Fund. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. The Sub-Adviser commenced business operations in November 2002 and is registered with the Securities and Exchange Commission as an investment adviser. The Sub-Adviser’s principal address is Suite 3101, Central Plaza, 18 Harbour Road, Wanchai, Hong Kong. As of December 31, 2016, the Sub-Adviser had approximately $1.78 billion in assets under management.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets during the month. The management fee is paid on a monthly basis. The Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.825% based on the Fund’s average daily net assets during the month. The management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

The table below shows the management fees for Evergreen Capital Management, LLC for the periods indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
Gross Advisory Fees	$236,891	$224,408	$156,659
Waiver of Advisory Fees	($236,891)	($224,408)	($156,659)
Reimbursement of other Expenses	($15,059)	($56,392)	($149,820)
Net Advisory Fees	$0	$0	$0
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The table below shows the management fees for GaveKal Capital Limited for the periods indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
Gross Sub-Advisory Fees	$130,290	$123,425	$86,163
Waiver of Sub-Advisory Fees	($130,290)	($123,425)	($86,163)
Reimbursement of other Expenses	$0	$0	$0
Net Sub-Advisory Fees	$0	$0	$0

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.81% of the average daily net assets for the Institutional Class shares. This obligation excludes brokerage expenses, interest expenses, taxes and extraordinary expenses. The Fee Waiver Agreement is in effect through January 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee or expense was deferred. There is no guarantee that the same or similar fee waiver or expense cap limit will be renewed after the expiration of the Fee Waiver Agreement. Fee waivers and subsidiaries will increase the Fund’s total return. To the extent that the Adviser agrees to waive its fee or subsidize the Fund’s expenses, it may enter into a relationship agreement with the Sub-Adviser to share the economic impact of the fee waiver or expense subsidy.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.
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ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund. Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Year Ended September 30, 2014
$139,473	$140,118	$96,779

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Sub-Adviser, the Board has approved delegating proxy voting discretion to the Sub-Adviser believing that the Sub-Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are the Trust’s and the Sub-Adviser’s Proxy Voting Policies and Procedures that the Sub-Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Sub-Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Sub-Adviser or any affiliated person of the Fund or the Sub-Adviser, on the other. Appendix B provides a general indication as to how the Sub-Adviser will vote proxies relating to portfolio securities on each issue listed. However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the Trust’s and the Sub-Adviser’s Proxy Voting Policies and Procedures. Notwithstanding the foregoing, the Sub-Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-855-331-6240 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of the Fund and the percentage of the outstanding shares held by such holders are set forth below. To the best knowledge of the Trust, entities shown as owning more than 25% of the outstanding Shares of the Fund are not the beneficial owners of such Shares, unless otherwise indicated.
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A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of December 31, 2016:

Class	Shareholder Name	Address	Percentage of Interest	Type of Ownership
Institutional	CHARLES SCHWAB & CO., INC.	ATTN MUTUAL FUNDS SF215FMT-05, 211 MAIN ST, SAN FRANCISCO, CA 94105	57.51%	Record
Institutional	TD AMERITRADE, INC	200 S 108TH AVE, OMAHA, NE 68154	33.21%	Record
Institutional	MG TRUST COMPANY	717 17TH ST STE 1300, DENVER, CO 80202	6.79%	Record

As of September 30, 2016, none of the Trustees or officers of the Trust owned any of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of September 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of September 30, 2016, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.
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Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Louis-Vince Gave (Co-Portfolio Manager)	-	-	4	$724.6	2	$116.8
Alfred Ho (Co-Portfolio Manager)	-	-	2	$442.7	-	-

Portfolio Manager Compensation

As co-portfolio managers of the Fund, Messrs. Gave and Ho each receives a fixed base salary and a discretionary bonus based primarily on performance. In addition, they each receive dividend allocations as partners of the Sub-Adviser.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when the Fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.
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Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Sub-Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Sub-Adviser and its affiliates.

The Sub-Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Sub-Adviser and the individuals that it employs. The Sub-Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Sub-Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities
Louis-Vince Gave	$0
Alfred Ho	$0
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NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. For the purpose of pricing purchase and redemption orders, the net asset value per share of the Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (taking into account certain deferrals and elections) (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.
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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute annually to its shareholders as “ordinary income dividends” substantially all of its net investment income. It is also the Fund’s policy to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers, as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution. Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.
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Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
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To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. The Fund intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.
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If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses. As of September 30, 2016, the Fund had $119,986 of short-term capital losses to carry-forward with no expiration.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.
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The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied), which for this purpose is 20%. Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%. If the Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, so long as (in either case) certain holding period requirements are met.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund or other substantially identical stock or securities are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund. Dividends paid by a PFIC or foreign corporation that was a PFIC in the year preceding the payment of the dividend will not be eligible to be treated as qualified dividend income.

Non-U.S. Taxes

The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund is eligible and makes the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund may be subject to certain holding period and other limitations imposed by the Code.
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If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividend will not be eligible to be treated as qualified dividend income.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders. Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.
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Financial Products

The Fund’s investments in options, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects. As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute part of “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.
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Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received. In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year. In order to generate sufficient cash to make the requisite distributions, an affected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. An affected Fund may realize gains or losses from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.
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Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that the shareholder has failed to report interest or dividends may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.
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An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax-exempt investors. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by other tax-exempt investors and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty) and the potential applicability of the U.S. estate tax.
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The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on January 12, 2012 and consists of multiple separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.
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Each share of the Fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian. MUFG Union Bank, National Association (formerly, Union Bank, N.A.) (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund. Sub-custodians provide custodial services for any foreign assets held outside of the United States.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund. As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. As described above, ALPS is an affiliate of the Distributor.
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Independent Registered Public Accounting Firm. KPMG LLP serves as the Fund’s independent registered public accounting firm. KPMG provides audit services, tax return preparation and assistance. KPMG is located at 1225 17th Street, Suite 800, Denver, CO 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Thompson Hine LLP serves as counsel to the Independent Trustees and is located at 41 South High Street, Columbus, Ohio 43215.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS

The audited financial statements of the Fund for the fiscal year ended September 30, 2016, and the report of KPMG LLP, the Fund’s independent registered public accounting firm, are incorporated herein by reference to the Fund’s Annual Report for the fiscal year ended September 30, 2016. The Annual Report was filed on Form N-CSR with the SEC on December 9, 2016. The Annual Report is available without charge upon request by calling 1-855-331-6240, or by visiting the Trust’s website at www.gkefund.com.
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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:   Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
A-1

B:     Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:     Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:
A-2

PRIME-1:   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
A-3

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
A-4

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:
A-5

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
A-6

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
A-7

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
A-8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or
•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
A-9

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.
A-10

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full: denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.
A-11

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (2) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

A.	Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Funds consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Funds, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.
B-1

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.
B-2

PROXY VOTING POLICIES AND PROCEDURES

GAVEKAL CAPITAL LIMITED

OVERVIEW

The Adviser exercises voting authority with respect to its clients’ securities and therefore has adopted proxy voting policies and procedures pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940. These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients without regard to the Adviser’s interest. The procedures also address material conflicts between the Adviser’s interests and those of its clients. The Adviser will consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment.

RESPONSIBILITY

The Chief Investment Officer is responsible for ensuring that proxies are voted in a manner consistent with the interests of clients.

GENERAL POLICY

Generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short term gains. Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:

(1)
When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long term interests of shareholders; and

(2)
There may be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST

For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts.  Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer. Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on the part of the Adviser. However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, the Adviser will vote client securities based upon the recommendations of an independent third party.
B-3

DEVIATIONS FROM GENERAL POLICY

The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients.  However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy.  Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the Chief Compliance Officer.  The Chief Compliance Officer is responsible for maintaining the documentation regarding any vote overrides and third party recommendations.

PROCEDURES

Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries), the Adviser will be responsible for voting the proxies related to that account.

(1)	All proxies and ballots will be logged in upon receipt.

(2)	Prior to voting, the Adviser will verify that it has the authority to vote the securities.

(3)	The Adviser will determine the existence of any material conflict of interest.

(4)	The Adviser will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures.

(5)	The Adviser will maintain records regarding the vote on each issue.

(6)	The Adviser will provide a concise summary of its policy to clients.

(7)	Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients.

(8)	Upon request, the Adviser will provide clients with information regarding how proxies were voted.

(9)	The Chief Compliance Officer will review and approve the Proxy Voting Policies and Procedures on an annual basis.
B-4

BOOKS AND RECORDS

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:

(1)	proxy voting policies and procedures;

(2)	proxy statements received regarding client securities;

(3)	records of votes cast on behalf of clients;

(4)	records of client requests for proxy voting information; and

(5)	any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an undertaking from the proxy voting service to provide a copy of the documents promptly upon request.
B-5

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2017

Tickers
	Class A	Class I
Insignia Macro Fund	IGMFX	IGMLX

P.O. Box 1920
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Class A and Class I shares of the Fund listed above, which is a separate series ALPS Series Trust, a Delaware statutory trust (the “Trust”).  Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies.  Meritage Capital, LLC (“Meritage” or the “Adviser”) is the investment adviser of the Fund and Sage Advisory Services, Ltd. Co. (“Sage” or the “Sub-Adviser”) serves as the Sub-Adviser to the Fund’s Fixed Income strategy.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated January 28, 2017, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Insignia Macro Fund at the address listed above, or by calling the Fund’s transfer agent at 1-855-674-4642.  You may also obtain the current net asset value of the Fund without charge by calling 1-855-674-4642.  The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

ALPS Series Trust

This SAI includes information about the Insignia Macro Fund (the “Fund”).  The Fund is a series of the ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The follow table shows the Fund’s classification:

Fund	Classification
Insignia Macro Fund	Non-diversified

What is the Fund’s Investment Objective?

Fund	Investment Objective
Insignia Macro Fund	The Fund seeks long-term risk-adjusted total return.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

“Global Macro/Managed Futures” strategy

“Fixed Income” strategy

The Global Macro/Managed Futures strategy is designed to provide exposure to global macroeconomic and commodities-related investment strategies and produce attractive risk-adjusted returns with the expectation of low correlation to the broader equity markets by investing primarily in swap contracts, structured notes and other derivatives providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes thereof) and other types of pooled investment vehicles managed by independent managers (each, a “Manager”), including commodity pools (“Underlying Funds”). The Fund may access the returns of Underlying Funds that use a single Manager or multiple Managers to execute the Global Macro/Managed Futures strategy without restriction as to issuer, capitalization, country or currency.  The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s investments provide the Fund with exposure to Managers who employ a variety of global macroeconomic and managed futures trading strategies including both discretionary and systematic styles.  Managers who employ a discretionary style generally do not use quantitative models and may invest based on, among other factors, technical indicators, chart patterns, specialized knowledge, fundamental research or analysis.  Managers who employ a systematic style generally exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.  The Managers primarily trade long and short positions in (1) options, (2) futures, (3) forwards and/or (4) spot contracts, each of which may be tied to various securities or commodities markets and sectors including: (i) equity, (ii) fixed income, (iii) foreign exchange, (iv) metals, (v) energy, (vi) agricultural, (vii) livestock and (viii) tropical commodities (such as coffee, sugar and cocoa).  The Managers may also trade individual equities, fixed income securities and in other derivatives such as commodity swaps, credit default swaps, and interest rate forwards.

In order to provide the Fund with exposure to certain Global Macro/Managed Futures strategies that trade non-financial commodity contracts within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in Underlying Funds, swaps, structured notes and other derivatives.  The Subsidiary is subject to the same investment restrictions as the Fund.  From time to time, the Adviser, in its discretion, may change the Fund’s allocation among the Underlying Funds, swaps, structured notes and other derivatives.

To the extent the Adviser is utilizing derivatives to gain exposure to Underlying Funds, it is anticipated that the Fund’s Subsidiary will use a total return swap (“Swap”), a type of derivative instrument based on a customized index designed to replicate the aggregate returns of the Underlying Funds selected by the Adviser. The Fund anticipates counterparties to the swap to be large international investment banks. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove Underlying Funds from the Swap or adjust the notional exposure between the Underlying Funds within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value. The index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as operating expenses of the Underlying Funds, including any management and performance fees paid to a Manager of an Underlying Fund. Because the index is designed to replicate the returns of Underlying Funds selected by the Adviser, the performance of the Fund will depend on the ability of the Underlying Funds to generate returns in excess of the costs of the index.

Through investing in swaps, structured notes and direct investments in Underlying Funds, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to the Global Macro/Managed Futures strategy as if between 100% and 110% of the Fund’s net assets were invested in that strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including:  (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities.  The strategy may also invest in preferred stock and hybrid securities.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the adviser to be of comparable quality.  However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities.  The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy to a sub-adviser, Sage Advisory Services, Ltd. Co. (“Sub-Adviser” or “Sage”).

The Adviser anticipates that the Fund will, under normal conditions, allocate approximately 25% of its assets to the Global Macro/Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” and “INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.”  In order to achieve its investment objectives, the Fund generally makes investments of the sort described in the Prospectus.

The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below.  In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.  The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both.  The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

The table below reflects the principal or non-principal nature with respect only to the Fund’s direct investments or activities.

	Principal	Non-Principal
Bank Obligations	X
Borrowing		X
Brady Bonds		X
Combined Transactions	X
Convertible Securities	X
Commodity Pool Operator Regulation	X
Common Stocks		X
Credit Default Swaps	X
Credit Ratings		X
Depositary Receipts		X
Derivatives	X
Equity Investments		X
Exchange -Traded Funds and Other Similar Instruments	X
Firm Commitments and When-Issued Securities		X
Fixed-Income Securities	X
Floating and Variable Rate Instruments	X
High Yield Securities		X
Illiquid Securities		X
Inflation-Indexed Bonds	X
Interest-Only Securities	X
Interest Rate and Equity Swaps and Related Transactions	X
Loans of Portfolio Securities		X
Money Market Instruments/Securities	X
Mortgage-Related And Other Asset Backed Securities	X
Non-U.S. Securities	X
Non-U.S. Sub-Custodians	X
Other Investment Companies (excluding ETFs)		X
Preferred Stock	X
Repurchase Agreements		X
Reverse Repurchase Agreements		X
Restricted Securities and Securities with Limited Trading Markets (Rule 144A)		X
Risks of Potential Government Regulation of Derivatives	X
Risks Relating to Futures and Derivatives Trading	X
Securities Related Activities		X
Short Sales	X
Sovereign Debt	X
Structured Notes on Reference Assets (such as Underlying Funds)	X
Subsidiary	X
Swaps on Reference Assets (such as Underlying Funds)	X
Temporary Defensive Positions		X
Underlying Funds that Trade Commodity Futures	X
Use of Segregated and Other Special Accounts		X
U.S. Government Securities	X
Warrants and Rights		X
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities	X

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.  Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes.  Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured.  Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.  Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.  The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Commodity Pool Operator Regulation

The Fund and the Subsidiary are unable to rely on the exclusions or exemptions available under applicable Commodity Futures Trading Commission (“CFTC”) rules and therefore the Fund and the Subsidiary will be subject to regulation under the Commodity Exchange Act of 1936, as amended (“CEA”) and the CFTC’s rules and regulations thereunder as commodity pools.  The Adviser serves as the commodity pool operator for both the Fund and the Subsidiary.  The Adviser is currently registered with the CFTC as a “commodity pool operator” and a “commodity trading advisor” and is a member of the National Futures Association.  The Sub-Adviser is also registered as a “commodity trading advisor.”  As a result, the Adviser, the Sub-Adviser and the Fund are subject to dual regulation by the CFTC and the Securities and Exchange Commission (“SEC”).  The CFTC recently adopted regulations that “harmonize” CFTC regulations with overlapping SEC regulations.  Pursuant to the CFTC harmonization rules, the Adviser on behalf of the Fund and the Subsidiary has elected to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements.  The CFTC could deem the Fund, the Subsidiary or the Adviser in violation of an applicable CFTC regulation if the Fund, Subsidiary or the Adviser fail to comply with a related SEC regulatory requirement under the CFTC harmonization rules.  The Fund, the Subsidiary and the Adviser remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations even though the Adviser has elected the substitute compliance regime under the CFTC harmonization rules with respect to the Fund and the Subsidiary.  Investors in the Fund and their financial advisers should consider whether the Fund’s status as a “commodity pool” impacts their operations or status under the CEA in deciding whether to invest in a Fund.

Common Stocks

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.  Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks.  Growth stocks typically trade at higher multiples of current earnings than other stocks.  As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.  If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks.  These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.  If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

The Fund may enter into credit default swap contracts.  When used for hedging purposes, the Fund would be the buyer of a credit default swap contract.  In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation.  In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.  When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.  As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the CFTC, SEC or both.  Both the CFTC and the SEC have issued or amended guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps, including the mandatory clearing and exchange-trading of certain swaps.  The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

Credit Ratings

The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization.  Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities.  An investment in the Fund should not be considered as a complete investment program for all investors.  Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “TAXES.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management.  For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Adviser or Sub-Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s or Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk.  The Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s or Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Derivatives

The Fund expects to use a number of derivative instruments as part of its investment strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes.  There is no assurance that any derivatives strategy used by a Fund will succeed.  Examples of derivative instruments that the Fund may use include (but are not limited to) futures contracts, options contracts, swap transactions and forward currency contracts.  Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s or Sub-Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used.  During 2008 and 2009, several broker-dealers and other financial institutions experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution.  There can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund.  Losses resulting from the use of derivatives will reduce a Fund’s NAV, and possibly income, and the losses may be significantly greater than if derivatives had not been used.  The degree of the Fund’s use of derivatives may be limited by certain provisions of the Code.  When used, derivatives may increase the amount, and affect the timing and character of, taxes payable by shareholders.  See “TAXES.”

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.  Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.  Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market.”  The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date.  If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss.  Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date.  Settlement of a stock index futures contract may or may not be in the underlying instrument or index.  If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Forward Trading

The Fund may trade in spot and forward contracts on currencies.  The trading of over-the-counter instruments, subjects the Fund to a variety of risks including: (1) counterparty risk; (2) basis risk; (3) interest rate risk; (4) settlement risk; (5) legal risk; and (6) operational risk.  Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.  The over-the-counter markets and some foreign markets are “principals’ markets.”  That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation.  Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.  Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument.  Interest rate risk is the general risk associated with movements in interest rates.  Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented.  Operational risk is the risk of unexpected losses arising from deficiencies in a firm’s management information, support and control systems and procedures.  Transactions in over-the-counter derivatives may involve other risks as well, as there is no exchange market on which to close out an open position.  It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

Swap Transactions

A swap transaction is an unregulated, individually negotiated agreement (typically with a bank, a brokerage firm or other financial institution as counterparty) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).  The Fund may enter into interest rate, currency, index, total return and other swap transactions.  For example, a total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument (such as the return of a managed futures portfolio or portfolios).  Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

Swaps can be highly volatile and may have a considerable impact on the Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit.  The Fund’s successful use of swap agreements will depend on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices.  In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised.  In the case of stock options, the underlying security, common stock, is delivered.  However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.  A stock index fluctuates with changes in the market value of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®.  Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument.  The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise.  In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid.  If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold).  If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser or Sub-Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, a fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund.  Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.  It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount.  Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options.  While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.  While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised.  In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.  With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.  For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.  Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities.  If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers.  These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark.  The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Risks of Derivatives Outside of the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  In addition, the price of any foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.  The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

The Fund may invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of the Fund’s shares could also be adversely affected.  If such disruptions were to occur, the Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit the Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities.  The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed-Income Securities

The Fund may invest in fixed-income securities.  Fixed-income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor.  Fixed-income securities may include securities issued by U.S. federal, state, local and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers.  Fixed-income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.  Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise.  Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

The Fund may invest in floating and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals.  The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.  The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

High Yield Securities

The Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal.  The Fund’s achievements of its objective may be more dependent on the Adviser’s or Sub-Adviser’s own credit analysis than is the case with a fund that invests in higher rated fixed-income securities.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities.  Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events.  Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever.  Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither, Fund, the Adviser or the Sub-Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can the Fund, the Adviser or the Sub-Adviser be certain an issuer will maintain its current credit rating in the future.  When available, the Adviser or Sub-Adviser may refer to selected ratings from recognized agencies.  The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.  Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio.  These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities.  While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.  These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities.  Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt.  The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars.  The Fund may enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain.  Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount.  The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap.  The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor.  A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability.  If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized.  Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so.  To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund.  The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser or Sub-Adviser deems it desirable to do so.  Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument.  To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.  If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any.  The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Loans of Portfolio Securities

Upon approval by the Board, the Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent.  The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations.  In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser or Sub-Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers.  Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations.  Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.  The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.  See “TAXES.”

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars.  Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend.  Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region.  Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States.  For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States.  Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States.  With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund.  For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries.  Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers.  In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.  In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power.  Inflation accounting may indirectly generate losses or profits.  Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.  Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.  The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund.  For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund.  Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.  Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon.  The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities.  The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Non-U.S. Sub-Custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries.  The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries.  Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience.  In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Other Investment Companies (excluding ETFs)

The Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the 1940 Act.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  No adjustments will be made to the advisory fee with respect to assets of the Fund invested in such investment companies.

The Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities.  The Fund will invest in closed-end investment companies only in furtherance of their investment objectives.  Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets.  The ability of the Fund to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Fund invested directly in such markets.  Such companies themselves, however, may have policies that are different from those of the Fund.

The Fund’s investment in other investment companies may also include shares of ETFs, which are described elsewhere in this section under the heading “Exchange-Traded Funds and Other Similar Instruments.”

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation.  Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends.  Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements.  A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security.  Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser and Sub-Adviser monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security.  In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.  However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.

Restricted Securities and Securities with Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser or Sub-Adviser pursuant to guidelines established by the Board.  The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Risk of Potential Government Regulation of Derivatives

Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act, which was signed into law on July 21, 2010) could also prevent the Fund from using certain instruments.

Risks Relating to Futures and Derivatives Trading

Futures and Derivatives Trading is Speculative.  Futures and derivatives prices are highly volatile.  Price movements for futures contracts, for example, which may fluctuate substantially during a short period of time, are influenced by numerous factors that affect the commodities markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events and changes in interest rates.

Futures and Derivatives Trading is Highly Leveraged.  The low margin deposits normally required in trading futures and derivatives permit an extremely high degree of leverage.  Accordingly, a relatively small price movement in a commodity interest may result in an immediate and substantial loss to the investor.  For example, if at the time of purchase 5% of the price of a futures contract is deposited as margin, a 5% decrease in the price of the futures contract would, if the contract were then closed out, result in a total loss of the margin deposit (brokerage commission expense would also be incurred).  Like other leveraged investments, any futures and derivatives trade may result in losses in excess of the amount invested.  The cash and any marketable securities of the Underlying Fund will be available to meet the margin requirements for the pool.  Additionally, assets of the Underlying Fund may be available to meet the margin requirements of other Underlying Funds and vice-versa.  However, in no circumstance will the assets of the Fund or Subsidiary not already invested in Underlying Funds be available to meet the margin requirements of such Underlying Funds.

Futures and Derivatives Trading may be Illiquid.  Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day~~'~~’s settlement price which a futures contract price may fluctuate during a single day.  During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position.  Futures prices in particular contracts have occasionally moved the daily limit for several consecutive days with little or no trading.  If this occurs, the Underlying Funds might be prevented from promptly liquidating unfavorable positions which could result in substantial losses.  Those losses could significantly exceed the margin initially committed to the trades involved.  In addition, even if prices have not moved the daily limit, or if there are no limits for the contracts traded by the Underlying Funds, the Underlying Funds may not be able to execute trades at favorable prices if little trading in the contracts is taking place.  It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

Trading Decisions Based on Technical Analysis.  Certain Underlying Fund Managers use trading programs that use “technical” factors in identifying price moves.  The success of technical analysis depends upon the occurrence in the future of price movements.  Technical systems will not be profitable and may in fact produce losses if there are no market moves of the kind the system seeks to follow.  Any factor that would make it more difficult to execute the trades identified, such as a reduction of liquidity, also would reduce profitability.  There is no assurance that any trading system will generate profits under all or any market conditions.

Reliance on Key Personnel.  Many Underlying Fund Managers depend on the services of one or two key persons.  If they cannot or will not provide those services, it could adversely affect their ability to trade.

Possible Effects of Speculative Position Limits and Accountability Levels.  The CFTC and U.S. exchanges have established speculative position limits and accountability levels.  Position limits control the number of net long or net short speculative futures or option (on futures) positions any person may hold or control in futures or option contracts traded on U.S. exchanges.  Position accountability levels are position levels established by an exchange that, if reached by a person, cause such person to be subject to instructions by such exchange to reduce or not increase such position.  Most Underlying Fund managers control the commodity trading of other accounts.  All positions and accounts owned or controlled the Underlying Fund managers and their principals are combined for position limit and accountability level purposes.  In order to comply with position limits or exchange limitations arising out of having positions subject to accountability levels, it is possible that an Underlying Fund manager will have to modify its trading instructions, and that positions held for the Fund will have to be liquidated.  That could have a negative effect on the Fund’s profitability.

Increase in Amount of Assets Managed.  If any Underlying Fund Manager manages more money in the future, including money raised in this offering, such additional funds could affect its performance or trading strategies.

Changes in the Number of Available Futures Contracts and Related Options.  U.S. and foreign exchanges have established new futures and options contracts in the past few years.  This trend could continue.  An Underlying Fund Manager’s trading strategy might not be successful trading those new contracts.

Other Clients of the Underlying Funds Managers.  The Underlying Funds Managers manage other accounts.  This increases the competition for the same trades which the Underlying Funds make.  There is no assurance that the Fund’s trading will generate the same results as any other accounts managed by the Underlying Funds Managers.

Failure of Clearing Brokers, Counterparties, Banks, Custodians and other Financial Firms.  Commodity brokers must maintain the Fund’s assets (other than assets used to trade foreign futures or options on foreign markets) in a segregated account.  If a commodity broker goes bankrupt, the Fund could lose money as it may only be able to recover a pro rata share of the property available for distribution to all of the broker’s customers.  In addition, even if a commodity broker adequately segregates an Underlying Fund’s assets, such Underlying Fund may still be subject to risk of loss of funds on deposit should another customer of the commodity broker fail to satisfy deficiencies in such other customer~~'~~’s account.

Trading on Foreign Exchanges and Currency Exchange Rate Fluctuations.  Trading may occur on foreign exchanges and other non-U.S. markets.  Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.  The Fund is at risk for fluctuations in the exchange rate between the currencies in which it trades and U.S. dollars.  It also is possible that exchange controls could be imposed in the future.  There is no restriction on how much of the Fund~~'~~’s trading might be on foreign markets.

Trading in Over the Counter Instruments.  The trading of over-the-counter instruments, subjects the Fund to a variety of risks including: 1) counterparty risk; 2) basis risk; 3) interest rate risk; 4) settlement risk; 5) legal risk; and 6) operational risk.  Counterparty risk is the risk that the Underlying Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.  The OTC markets and some foreign markets are “principals’ markets.”  That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation.  Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties.  Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument.  Interest rate risk is the general risk associated with movements in interest rates.  Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented.  Operational risk is the risk of unexpected losses arising from deficiencies in a firm’s management information, support and control systems and procedures.  Transactions in OTC derivatives may involve other risks as well, as there is no exchange market on which to close out an open position.  It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

Exchange for Physicals.  The Underlying Funds may exchange a cash, forward or spot market position outside of regular trading hours for a comparable futures position.  Such transactions are subject to counterparty creditworthiness risk.  The CFTC has permitted the futures exchanges to expand the types of over-the-counter positions that can be part of an exchange for physicals position.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities.  The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder.  These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

The Fund may make short sales of securities consistent with its strategies.  A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Sovereign Debt

Investments in sovereign debt involve special risks not present in corporate bonds.  The governmental authority that controls the repayment of the debt may be unable or unwilling to make interest payments and/or repay the principal on its bonds.  If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer.  Please see “Credit Ratings” above for more information.

Structured Notes on Reference Assets (such as Underlying Funds)

In order to achieve the desired managed futures exposure, the Fund may purchase structured notes from an issuer who agrees to pay the Fund the return of a reference asset (such as an Underlying Fund), or a basket of such reference assets, less a floating rate and/or a fixed rate.  Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies.  The change in note value, if any, is recorded as unrealized gain or loss.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss.  Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary, which is expected to invest through the swap, structural notes or Underlying Funds, in investments primarily in commodity and financial futures and option contracts and other financial markets globally, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary'’s derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references in this Statement of Additional Information (“SAI”) to the Fund may also include the Subsidiary.  The Adviser also serves as the investment adviser to the Subsidiary, but will not receive separate compensation.

The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this SAI.  The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.  Also, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Swaps on Reference Assets (such as Underlying Funds)

In order to achieve the desired managed futures exposure, the Fund may enter into swap agreements in which a counterparty agrees to pay the Fund the return of a reference asset (such as an Underlying Fund), or a basket of such reference assets, in exchange for the Fund paying the counterparty a floating rate and/or a fixed rate.  In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund receives any gains generated by the collateral.  Swaps are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies.  The change in swap value, if any, is recorded as unrealized gain or loss.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Payments received or made at the end of the measurement period are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss.  Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk.  Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that the return of the reference asset relative to the floating and/or fixed rate may be below expectations.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations.  Under such circumstances, the Fund may not achieve its investment objective.

Underlying Funds that Trade Commodity Futures

The Fund may invest a portion of its assets directly, or through the Subsidiary, in the Underlying Funds.  Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading advisor, pursuant to a proprietary strategy.  The Underlying Funds use a form of leverage often referred to as “notional funding” - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts.  For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 commodity futures portfolio (the “nominal trading level”) the Underlying Fund’s margin requirement may be $10,000,000.  The Underlying Fund can either deposit $200,000,000 to “fully fund” the account or can deposit only a portion of the $200,000,000, provided that the amount deposited meets the account~~'~~’s ongoing minimum margin requirements.  The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Funds.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal.  The cash and any marketable securities of the Underlying Fund will be available to meet the margin requirements for the Underlying Fund.  However, in no circumstance will the assets of the Fund or Subsidiary not already invested in Underlying Funds be available to meet the margin requirements of the Underlying Fund.  Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.  For illustration purposes only, assume an Underlying Fund has assets of $50 million, and has engaged a single Underlying Fund investment manager to trade futures on its behalf.  The Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000.  While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Fund~~'~~’s commodity futures trading account.

The Underlying Funds are typically offered privately and no public market for such securities will exist.  However, shares of the Underlying Funds are redeemable at intervals of one week or less.  See, “Illiquid Securities.”

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise.  In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated.  A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis.  A put option on securities written by the a will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies.  The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives.  The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund.  Moreover, instead of designating assets if it holds a forward contract, the Fund could purchase a put option on the same forward contract with a strike price as high as or higher than the price of the contract held.  Other derivatives may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities.  Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value.  Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.  Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government.  Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

The Fund may invest in warrants and rights.  Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date.  Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock.  The market value of a warrant does not necessarily move with the value of the underlying securities.  If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant.  Investing in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.  A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued.  Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.  Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  The Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.  See “TAXES.”

INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities.  Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such company, whichever is less.  The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board.  The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.  For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1)          Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2)          Borrow money, except to the extent permitted under the 1940 Act;

(3)          Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)          Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5)          Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6)          Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the Fund from engaging in transactions involving swaps, futures contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in a commodities or commodities trading business or that have a significant portion of their assets in commodities related investments.

(7)          Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard.  The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders.  These classifications are not fundamental policies of the Fund.  The Fund may use other classification titles, standards and systems from time to time.

In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities.  For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction.  Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.  This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the 1933 Act, and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser or Sub-Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “PORTFOLIO TRANSACTIONS AND BROKERAGE” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser or Sub-Adviser deem it advisable to purchase or sell securities.

The following tables summarize the portfolio turnover rates for the Fund for the fiscal years noted.

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015
132%	119%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings (defined below) data for the Trust on behalf of the Fund may be disclosed to Third Parties (defined below) (which may include the public) and Service Providers (defined below).  No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund:  (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Trust.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Meritage Capital, LLC (Adviser)	Daily	None	Daily	Daily
Sage Advisory Services, Ltd. Co. (Sub-Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily
KPMG LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Thompson Hine LLP Independent Counsel)	As needed	None	As needed	As needed
Institutional Shareholder Services Inc.	Daily	None	Daily	Daily
Factset	Daily	None	Daily	Daily

Only officers of the Trust and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of the Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Trust and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings~~’~~ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts (such as Morningstar and Lipper Analytical Services) and ratings agencies (such as Moody’s and S&P) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s Adviser shall have primary responsibility for ensuring that the Portfolio Holdings information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers;
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting or other transactions in portfolio securities;
▪	Disclosures to the Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
▪	Disclosures to the Adviser of the Fund of compiled data concerning accounts managed by the Adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives.  Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund).  Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or Sub-Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser .  Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable.  The Adviser or Sub-Adviser may aggregate orders for a Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser and Sub-Adviser place orders for the purchase and sale of portfolio securities for the Fund through several brokers-dealers.  The Adviser and Sub-Adviser conduct a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid.  The factors involved in the broker or dealer selection include transaction costs, broker research capabilities and service level.

The commissions paid by the Fund comply with the Adviser’s and Sub-Adviser’s duty to obtain “best execution.”  The Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction.  The Adviser and Sub-Adviser each conduct an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage and research services received.  In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, the value of research provided, execution capability, commission rates, and responsiveness.  Both the Adviser and Sub-Adviser seek competitive rates but may not obtain the lowest possible commission rates for Fund transactions.  Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s or the Sub-Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934, as amended (the “1934 Act”), the Adviser or Sub-Adviser may place trades with a broker-dealer that provides brokerage and research services.  The Adviser or Sub-Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for a Fund.  However, in selecting a broker for research, the Adviser or Sub-Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage, research received.  The determination may be viewed in terms of a particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s portfolio transactions may be useful to the Adviser or Sub-Adviser in providing services to the Adviser’s or Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund.  Conversely, brokerage and research products and services provided to the Adviser or Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or Sub-Adviser may be useful to the Adviser or Sub-Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser or Sub-Adviser in managing such other clients.  Subject to Section 28(e) of the 1934 Act, the Adviser and Sub-Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker.  When the Adviser or Sub-Adviser uses Fund brokerage commissions to obtain research or other products or services, the Adviser or Sub-Adviser receives a benefit because it does not have to produce or pay for the research, products or services.  The advisory fees paid by the Fund are not reduced because the Adviser or Sub-Adviser receives such services even though the receipt of such services relieves the Adviser or from expenses it might otherwise bear.

The Adviser or Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.  Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following tables list the total amount of brokerage commissions paid by the Fund for the fiscal year or period noted:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Period December 31, 2013 (inception) – September 30, 2014
$0	$0	$0

The Fund had no transactions identified for execution primarily on the basis of research and other services provided to the Fund and therefore no related commissions for the fiscal years ended September 30, 2016, September 30, 2015 and the fiscal period December 31, 2013 (inception) to September 30, 2014.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal year or period noted below:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Period December 31, 2013 (inception) - September 30, 2014
$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions.  As of September 30, 2016, the Fund owned securities of their regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer	Market Value
JP Morgan Chase & Co.	$ 682,789
Citigroup Global Markets, Inc.	$504,221
Goldman Sachs & Co.	$485,000
Bank of America Distributors, Inc.	$434,290
Morgan Stanley Smith Barney, LLC	$322,949

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Fund are currently divided into two share classes:  Class A and Class I.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund.  The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and the Trust.  Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Board in such manner as they determine to be fair and reasonable.  Purchase of SharesThe following table lists the sales charges that will be applied to your share purchase, subject to the breakpoint discounts indicated in the table and described below.

Purchase Amount	Class A (Sales Charge)*	Class I (Sales Charge)
Less than $50,000	5.50%	None
$50,000 but less than $100,000	4.50%	None
$100,000 but less than $250,000	3.50%	None
$250,000 but less than $500,000	2.50%	None
$500,000 but less than $1 million	2.00%	None
$1 million or greater	0.00%*	None

*
If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Class A shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.  Class A shares offer the ability for payment of up to 0.25% of net assets for Rule 12b-1 distribution and services.  In addition, the Class A shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided on behalf of their clients.  Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice.  Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice.  Investments of $50,000 or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs may be eligible for a waiver of all or part of the 5.50% initial sales charge (load).

Class I shares are offered only through certain types of financial intermediaries and to certain institutional investors.  Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees.  Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.  Class I shares are not offered directly to individual investors.

Not all financial intermediaries offer all classes of shares.  Each investor’s financial considerations are different.  You should speak with your financial advisor to help you decide which share class is best for you.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.  Certain classes have higher expenses than other classes, which may lower the return on your investment.

The minimum initial investments in the Fund are set forth in the Prospectus.  Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number).  Shareholders should be sure to write the Fund’s account number on the check.  Purchases of Fund shares (initial or subsequent) may not be made by third-party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer.  Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time):  (i) in the case of a wire transfer payment, a purchaser must call 1-855-674-4642 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “NET ASSET VALUE.”

Dealer Commissions and Compensation

Class A Shares

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

Underwriting Commissions

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A shares of the Funds and the amount retained by ALPS Distributors, Inc. for the fiscal year or period indicated below:

For the Fiscal Year Ended September 30, 2016		For the Fiscal Year Ended September 30, 2015		For the Fiscal Period December 31, 2013 (inception) through September 30, 2014
Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained
$9,509	$0	$0	$0	$0	$0

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable.  A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.  However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.  A redemption-in-kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period:  (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees.  Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.  If notice of redemption is received on any business day, the redemption will be effective on the date of receipt.  Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt.  If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day.  The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell your shares of the Fund after holding them 60 calendar days or less, a 1.00% short-term redemption fee may be deducted from the redemption amount.  For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•
Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above.  If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time.  Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts.  Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note:  The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered.

The Fund requires a medallion signature guarantee on any written redemption over $250,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association.  The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP).  Please call 1-855-674-4642 for information on obtaining a signature guarantee.

Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record.  The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in STAMP, SEMP and NYSE MSP.

Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents including, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter.  A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-855-674-4642.  Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.”  The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent.  The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so.  Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund.  Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions.  The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures.  The Fund may require personal identification codes.

Distribution and Services (12b-1) Plan for Class A Shares

As described in the Prospectus, the Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders.  The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares.  Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.  Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees.  The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.  Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees.  The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the Distribution and Services 12b-1 Plan

	Advertising	Printing and Mailing of Prospectuses to other than current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or other Financing Charges	Total 12b-1 Payments
Class A Shares	$0	$0	$0	$731	$0	$0	$731

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Trust’s Board.  The Board approves all significant agreements between/among the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and Transfer Agent.  The day-to-day operations of the Fund are delegated to the Adviser, Sub-Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee	Mr. Armstrong was appointed to the Board on May 27, 2016.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	8	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	8	None.

Name, Birth Year & Address	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				8	None.

Interested Trustee

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years***
Jeremy O. May, Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Chairman and Trustee of the Reaves Utility Income Fund and the ALPS Elevation Trust. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	8	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund) and ALPS Elevation Trust (2 ETFs).

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Richard C. Noyes Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.
Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS.  Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC.  Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Noyes is also Secretary of Westcore Trust and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

Jennifer A. Craig Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager.  Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.

Alan Gattis Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.
Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS.  Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at  PricewaterhouseCoopers LLP (2004 - 2009).  Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global EquityFund and Griffin Institutional Access Real Estate Fund.

Melanie Zimdars Birth year: 1976	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected CCO of the Trust on December 17, 2015.
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of Broadview Funds Trust, Caldwell & Orkin Funds, Clough Funds Trust, Clough Global Funds, Elkhorn ETF Trust and OWLshares Trust.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.  Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****
The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Meritage Capital, LLC  or Sage Advisory Services, Ltd. Co provide investment advisory services, currently none.

Ward D. Armstrong

Mr. Armstrong has served as an Independent Trustee of the Trust from May 27, 2016.  He has been Director of the Heartland Group, Inc. since February 2008 and was Chairman of Ameriprise Trust Company from November 2996 to May 2007.  Mr. Armstrong served as Managing Partner of NorthRock Partners, LLC from October 2013 to July 2016, Managing Director of Northrock Partners, a Private Wealth Advisory Practice of Ameriprise Financial from February 2010 to October 2013, Senior Vice President of Ameriprise Financial, Inc. from November 1984 to May 2007 and President of American Express Asset Management from 2002 to 2004.  Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he also served as Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Fund’s administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Fund’s principal underwriter, and Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc.and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP.  Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in the Adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees.  The Trust has engaged the Adviser to manage the Fund on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Ward D. Armstrong to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by each fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance.  The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2016.

Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Ward D. Armstrong, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended September 30, 2016.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2016, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong**	None	None
Cheryl Burgermeister***	None	None
J. Wayne Hutchens	None	$10,001-$50,000
Patrick Seese	None	None

*
The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Meritage Capital, LLC or Sage Advisory Services, Ltd. Co provide investment advisory services, currently none.

**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

Remuneration of Trustees.  Effective October 1, 2016, the Independent Trustees of the Trust will receive a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.  For the fiscal year ended September 30, 2016, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward Armstrong**	$12,000	$0	$0	$12,000
Cheryl Burgermeister***	$14,000	$0	$0	$14,000
J. Wayne Hutchens	$26,000	$0	$0	$26,000
Patrick Seese	$26,000	$0	$0	$26,000

*
The Fund Complex currently consists of 8 series of the Trust and any other investment companies for which Meritage Capital, LLC or Sage Advisory Services, Ltd. Co. provide investment advisory services, currently none.

**	Mr. Armstrong was appointed as an Independent Trustee on May 27, 2016.
***	Ms. Burgermeister resigned as an Independent Trustee effective May 26, 2016.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGERS

Meritage Capital, LLC, subject to the authority of the Trust’s Board, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser commenced business operations in May 2003 and is registered with the SEC as an investment adviser.  As of December 31, 2016, the Adviser provided investment advice with respect to over $1.2 billion in assets.  The Adviser’s principal address is 515 Congress Avenue, Suite 2200, Austin, Texas 78701.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.25% based on the Fund’s average daily net assets during the month.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Fund or the adviser may terminate the Advisory Agreement upon 60 days’ notice.  A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016.

The table below shows the management fees for Meritage Capital, LLC for the periods indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Period December 31, 2013 (inception) to September 30, 2014
Gross Advisory Fees	$755,387	$647,691	$164,504
Waiver of Advisory Fees	($115,584)	($249,251)	($164,504)
Reimbursement of other Expenses	0	$0	($134,726)
Net Advisory Fees	$639,803	$398,440	$0

As described in the Prospectus, pursuant to a fee waiver agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses,  interest expenses, taxes and extraordinary expenses, to 1.75% of the Fund’s average daily net assets for both Class A and Class I shares.  The Fee Waiver Agreement is in effect through January 31, 2018.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

Sage Advisory Services, Ltd. Co. (the “Sub-Adviser”) is responsible for selecting investments and assuring that investments are made according to the Fund~~'~~’s investment objective, policies and restrictions.  The Sub-Adviser commenced business operations in November 1996 and is registered with the SEC as an investment adviser.  As of December 31, 2018, the Sub-Adviser had investment management authority with respect to approximately $11.98 billion in assets.  The Sub-Adviser’s principal address is 5900 Southwest Parkway, Building I, Austin, Texas 78735.

Pursuant to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Adviser, the Sub-Adviser and the Fund, the Adviser pays the Sub-Adviser an annual management fee of 10 basis points for the first $25 million, 18 basis points for the next $25 million and 10 basis points for assets in excess of $50 million.  The Sub-Advisory fee is based on the Fund’s average daily net assets during the month.  The Sub-Advisory fee is paid on a monthly basis, with a minimum annual fee of $25,000.  The initial term of the Sub-Advisory Agreement is two years.  The Board may extend the Sub-Advisory Agreement for additional one-year terms.  The Board, shareholders of the Fund or the Adviser may terminate the Sub-Advisory Agreement upon 60 days’ notice.  A discussion regarding the basis for the Board’s approval of the renewal of the Sub-Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the period ended March 31, 2016.

The table below shows the management fees for Sage Advisory Services, Ltd. for the periods indicated:
	For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Period December 31, 2013 (inception) to September 30, 2014
Gross Sub-Advisory Fees	$61,780	$49,796	$14,521
Waiver of Sub-Advisory Fees	N/A	N/A	N/A
Reimbursement of other Expenses	N/A	N/A	N/A
Net Sub-Advisory Fees	$61,780	$49,796	$14,521

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Trust on behalf of the Fund.  The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Trust on behalf of the Fund currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

For the Fiscal Year Ended September 30, 2016	For the Fiscal Year Ended September 30, 2015	For the Fiscal Period December 31, 2013 (inception) to September 30, 2014
$191,914	$179,945	$113,273

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are the Trust’s, the Adviser’s and the Sub-Adviser’s Proxy Voting Policies and Procedures that the Adviser and Sub-Adviser use to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser and Sub-Adviser use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser, Sub-Adviser or any affiliated person of the Fund, Adviser or the Sub-Adviser, on the other.  Appendix B provides a general indication as to how the Adviser and Sub-Adviser will vote proxies relating to portfolio securities on each issue listed.  However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the Trust’s, the Adviser’s and the Sub-Adviser’s Proxy Voting Policies and Procedures.  Notwithstanding the foregoing, the Adviser and Sub-Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-855-674-4642 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of the Fund and the percentage of the outstanding shares held by such holders are set forth below. To the best knowledge of the Trust, entities shown as owning more than 25% of the outstanding Shares of the Fund are not the beneficial owners of such Shares, unless otherwise indicated.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of December 31, 2016:

Class	Shareholder Name	Address	Percentage of Interest	Type of Ownership
Class A	PERSHING LLC	1 PERSHING PLZ, JERSEY CITY, NJ 07399	49.47%	Record
Class A	CHARLES SCHWAB & CO, INC.	ATTN MUTUAL FUNDS SF215FMT-05, 211 MAIN ST, SAN FRANCISCO, CA 94105	35.26%	Record
Class A	TD AMERITRADE, INC.	200 S 108TH AVE, OMAHA, NE 68154	15.24%	Record
Class I	SEI PRIVATE TRUST CO.	ONE FREEDOM VALLEY DR, OAKS, PA 19456	73.10%	Record
Class I	MG TRUST COMPANY	717 17TH ST STE 1300, DENVER, CO 80202	20.82%	Record

As of September 30, 2016, none of the Trustees or officers of the Trust owned any of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of September 30, 2016.

Other Accounts Managed by Portfolio Managers

The table below identifies as of September 30, 2016, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Meritage

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Joseph Wade	1	59	12	359	6	766.6
Glenn Stotts	1	59	7	171.5	0	0

Sage

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Robert G. Smith III	2	$139	13	$883	454	$9,251
Mark C. MacQueen	2	$139	13	$883	454	$9,251
Robert C. Peck	2	$139	13	$883	454	$9,251
Thomas H. Urano	2	$139	13	$883	454	$9,251
Jeffrey S. Timlin	2	$139	13	$883	454	$9,251
Robert D. Williams	2	$139	13	$883	454	$9,251
Anthony Parish	2	$139	13	$883	454	$9,251

Portfolio Manager Compensation

The Adviser’s portfolio manager receive a fixed base salary, an incentive bonus opportunity and a benefits package.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. The Adviser provides employees with a 401(k) plan, and has a matching contribution program in connection with the 401(k) plan.

All Sub-Adviser portfolio managers are paid a base salary, with an opportunity to earn a bonus, which varies depending upon the job level and is set at the sole discretion of the Sub-Adviser.  Length of service and cost of living may be also considered.  The Sub-Adviser conducts compensation review periodically, often following a performance review. The Sub-Adviser provides employees with a 401(k) plan, and has a matching contribution program in connection with the 401(k) plan.  Certain portfolio managers own an equity interest in the Sub-Adviser and receive periodic distributions from the Sub-Adviser’s profits.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when the Fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

The Adviser, Sub-Adviser and Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser or the Sub-Adviser and the individuals that they employ.  Both the Adviser and Sub-Adviser have adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser, the Sub-Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.  These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  The Adviser, Sub-Adviser or their affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser, the Sub-Adviser and their affiliates.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities
Joseph Wade	$0
Robert G. Smith III	$0
Mark C. MacQueen	$0
Robert C. Peck	$0
Thomas H. Urano	$0
Jeffrey S. Timlin	$0
Robert D. Williams	$0
Anthony Parish	$0

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of a Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00  p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices.  All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all of its investment company income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), paid out annually.  It is also the Fund’s policy to distribute annually the excess of net long-term capital gains over net short-term capital losses, if any, after offsetting any capital loss carryovers as “capital gains distributors.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to the Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.  The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and substantially all of its net capital gains, after offsetting any capital loss carryovers,  in a taxable year.  If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.  Unused capital losses realized by the Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses.

As of September 30, 2016, the Fund had $101,550 of short-term capital losses and $53,430 of long-term capital losses to carry-forward with no expiration.

A regulated investment company may elect to treat any post-October capital loss (defined as the Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may report certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, which (for this purose) is 20%.  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, reported  by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%.  If the Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporationsand to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, so long as (in either case) certain holding period requirements are met.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund or other substantially identical stock or securities are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Non-U.S. Taxes

Investments in non-U.S. securities it may cause the Fund to be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund were elibigle for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund would also be subject to certain limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Fund does not anticipate that it will be elgiblile for the elections discussed in this section.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid income and excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid income and excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments.  As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments.  In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Passive Foreign Investment Companies

The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income.  If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.  The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares.  Under these elections, the Fund generally could be required to include in income amounts in excess of cash distributions received from its investment.  Such income inclusions could require the Fund to liquidate investments at inopportune times and may have the effect of accelerating capital gain recognition.  Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends will not be eligible to be treated as qualified dividend income.

Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  The Fund may realize gains or losses from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Investment in Wholly Owned Foreign Subsidiary

The Fund may invest a portion of its assets (but not more than 25% of the value of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year) in a wholly owned foreign subsidiary that will invest in certain types of commodity related investments (the “Subsidiary”).  The Subsidiary was formed under the laws of the Cayman Islands and is classified as a corporation for federal income tax purposes.  A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.  It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business.  Thus, the Subsidiary’s commodities and securities trading activities, if any, should not constitute a U.S. trade or business.  However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, then the activities of the Subsidiary may constitute a U.S. trade or business, and be subject to U.S. federal income tax.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.‑source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains and portfolio interest. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax.  It is not expected that a material amount of the Subsidiary’s income will be subject to such withholding tax.  In addition, the Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid the U.S. backup withholding requirements discussed below.

For federal income tax purposes, the Subsidiary will be treated as a controlled foreign corporation and the Fund will be treated as a “U.S. shareholder” of the Subsidiary.  As a result, the Fund will be required to include in gross income for federal income tax purposes all of the Subsidiary’s “Subpart F income,” within the meaning of Section 952 of the Code whether or not such income is distributed by the Subsidiary.  It is expected that all or substantially all of the Subsidiary’s income will be “Subpart F income.”  The Fund’s recognition of the Subsidiary’s “Subpart F income” will increase the Fund’s basis in its shares of the Subsidiary.  Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s basis in its shares of the Subsidiary.  The Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F income” generated by or expected to be generated by the Subsidiary’s investments during the fiscal year, and such dividend distributions are expected to be “qualifying income” under Section 851(b) of the Code.  “Subpart F income” of the Subsidiary will generally be treated as ordinary income, regardless of the character of the Subsidiary’s underlying income and regardless of whether it is distributed currently to the Fund.  Therefore, the Fund’s investment in the Subsidiary may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in the investments held by the Subsidiary.  If a net loss is realized by the Subsidiary, such loss is not generally available to offset other income earned by the Fund.

As noted above, to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources.  Income from direct investments in commodities and certain commodity-linked derivatives generally does not constitute qualifying income.  Under Code Section 851(b), the Fund’s Subpart F income from the Subisidary should be qualifying RIC income provided that the Subsidiary distributes such income to the Fund in the year in which it is earned.  Accordingly, the Fund will continue its practice of having the Subsidiary distribute Subpart F income to the Fund during the fiscal year in which the income is earned. The treatment as qualifying income of income from the Subsidiary is not free from doubt under current law. There also can be no assurance that there will not be changes in tax or other federal law that might adversely affect the Fund’s investment in the Subsidiary.  If the IRS takes action that adversely affects the tax treatment of income derived from the Fund’s investment in the Subsidiary, the Fund could fail to qualify as a regulated investment company.  The Fund could also be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the Fund.  The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that the shareholder has failed to report interest or dividends may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. The Fund will report the gross proceeds from the sale of Fund shares, along with the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax exempt investors.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by other tax exempt investors and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware statutory trust on January 12, 2012 and consists of multiple  separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approvals of investment advisory contracts are matters to be determined separately by such fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

          The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

          Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

          Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian.  MUFG Union Bank, National Association (formerly, Union Bank, N.A.) (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund.  Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.  The Custodian also maintains certain accounts and records of the Fund.  Sub-custodians provide custodial services for any foreign assets held outside of the United States.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust on behalf of the Funds an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of the Distributor.

Independent Registered Public Accounting Firm.  KPMG LLP serves as the Fund’s independent registered public accounting firm.  KPMG provides audit services, tax return preparation and assistance.  KPMG is located at 1225 17th Street, Suite 800, Denver, CO 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Thompson Hine LLP serves as counsel to the Independent Trustees and is located at 41 South High Street, Columbus, Ohio 43215.

PERFORMANCE INFORMATION

Yield and Total Return.  The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund.  These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles.  Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary.  An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The audited consolidated financial statements of the Fund for the fiscal year ended September 30, 2016, and the report of KPMG LLP, the Fund’s independent registered public accounting firm, are incorporated herein by reference to the Fund’s Annual Report for the fiscal year ended September 30, 2016. The Annual Report was filed on Form N-CSR with the SEC on December 9, 2016.   The Annual Report is available at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of a Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc.

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non-investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to their portfolio securities.  Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund’s Chief Compliance Officer shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

General

The Trust and the Fund believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

A.	Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Fund, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Fund.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

MERITAGE CAPITAL, LLC

PROXY VOTING POLICIES AND PROCEDURES

Section 12.6          Proxy Voting

Fund governing documents will generally provide Meritage with the authority to vote proxies with respect to the securities owned by a Client.  In such cases, each proxy proposal received by Meritage will be thoroughly reviewed in order to ensure that such proxy is voted in the best interests of the Client.  The purpose of these proxy voting policies and procedures is to set forth the principles and procedures by which Meritage votes or gives consents with respect to the securities owned by Clients for which Meritage exercises voting authority and discretion (the “Proxies”).

These proxy voting policies and procedures are available to any Client upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Meritage and its affiliates engage in a range of activities, including investment activities for funds and discretionary and non-discretionary advisory services.  Meritage and/or its Supervised Persons may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships. Any conflicts of interest relating to the voting of Proxies, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.  The guiding principle by which Meritage votes all Proxies is the maximization of the ultimate long term economic value of the Client and does not permit proxy voting decisions to be influenced in any manner that is contrary to, or dilutive of, this guiding principle.

It is the general policy of Meritage to vote or give consent on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind.  However, Meritage reserves the right to abstain on any particular vote or otherwise withhold its vote or consent on any matter if, in the judgment of the members of the Compliance Committee and the costs associated with voting such Proxy outweigh the benefits to a Client or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of the relevant Client.

Procedures:

•          All Proxy voting decisions initially will be referred to the appropriate Meritage Fund Director to review the Proxy information. All Fund Directors are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above.

•          All Proxy voting decisions will require a mandatory conflicts of interest review by the CCO or designee in accordance with these policies and procedures, which will include consideration of whether Meritage or any investment professional or other person recommending how to vote the Proxy has an interest in how the Proxy is voted that may present a conflict of interest.  If at any time any Fund Director becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding any particular Proxy voting decision, he or she should contact the CCO or a member of the Compliance Committee.

•          The Compliance Committee will review and discuss the applicable Proxy voting recommendations prior to the final submission of any Proxy vote.  In this regard, the Compliance Committee shall have the power to retain independent fiduciaries, consultants, or professionals to assist with Proxy voting decisions and/or to delegate voting or consent powers to such fiduciaries, consultants, or professionals.

•          The CCO or designee will keep a Proxy voting log that will record as to when and how each proxy is voted along with documented support for votes cast or abstentions.

SAGE ADVISORY SERVICES, LTD. CO.

PROXY VOTING POLICIES AND PROCEDURES

23.01	Overview

This proxy voting policy is designed to provide reasonable assurance that proxies are voted in the clients’ best economic interest, when the responsibility for voting client proxies rests with Sage.  Sage will vote proxies for clients pursuant to the authority granted in the investment management agreement between Sage and its client, or as granted by written direction from the client.

Mr. John Slais, the Chief Compliance Officer (“CCO”), is responsible for oversight of this policy. Questions regarding this policy should be directed to the CCO.

23.02	Conflicts of Interest

A.	Overview
Sage may encounter a material conflict in voting client proxies.  Sage has a duty to recognize a material conflict and to resolve the conflict before voting the proxy.  For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy.

Examples of material conflicts include (but are not limited to):
1.	Sage provides investment management services to a publicly traded company and also holds that same security within client portfolios which is subject to a proxy; and
2.
A Sage employee has a business or personal relationship (such as a close friend or spouse) with a member of executive management, a participant in the proxy contest, or a corporate director of the company.

B.	Identifying Conflicts of Interest

1.
Sage shall maintain a listing of all material business conflicts of interests – those business relationships between the firm and other parties that are deemed to be material and may result in a conflict with respect to a future proxy contest.

2.
All employees are required to disclose all personal and familial relationships that may present a material conflict of interest with respect to a future proxy contest.    Employees who are unsure whether a relationship should be disclosed as a material conflict should consult the CCO for guidance.

C.	Resolving Material Conflicts of Interest
Unless a client requests otherwise, Sage will take one of the following actions to ensure the proxy voting decision is based on the client’s best interests and is not a result of the conflict.

1.	Engage an independent party to determine how to vote the proxy;
2.
Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;

3.	Refer the proxy to a client or to a representative of the client for voting purposes;
4.	Disclose the conflict to the affected clients and seek their consent to vote the proxy prior to casting the vote; or
5.	Vote in accordance with a pre-determined voting policy, as disclosed to clients.

23.03	Disclosures to Clients

A client may request Sage to deliver this Proxy Voting Policy as well as a record of how Sage has voted that client’s proxies.  Sage will use the firm’s Part 2A of Form ADV disclosure to:

A.	Notify clients of how they may obtain a copy of this policy;
B.	Notify clients of how they may obtain a record of how their securities were voted; and
C.	Summarize the firm’s proxy voting policies.

23.04	Voting Guidelines

Sage strives to vote all proxies in the best economic interests of its clients.  The decision of how to vote follows the same criteria Sage uses in managing client accounts – to vote for proposals in such a manner that, in Sage’s opinion, will increase shareholder value.

A.	General Overview
In evaluating a particular proxy proposal, Sage takes into consideration, among other items:
1.	Management’s assertions regarding the proxy proposal;
2.	Sage’s determination of how the proxy proposal will impact its clients; and
3.	Sage’s determination of whether the proxy proposal will create dilution for shareholders.

B.	Proxy Proposals Regarding Business Operations Matters
Sage will generally support management’s recommendations on proxy issues related to business operations matters.  Sage believes a company’s management should generally have the latitude to make decisions related to the company’s business operations.  However, when Sage believes the company’s management is acting in an inconsistent manner with its clients’ best interests Sage will vote against management’s recommendations.

C.	Proxy Proposals Regarding Compensations Matters

1.
Sage will generally vote against non-salary compensation plans (such as stock compensation plans, employee stock purchase plans and long-term incentive plans) unless, in Sage’s opinion, such plans are structured to not create serious dilution to shareholders; and

2.	Sage will analyze all other compensation plans on a case-by-case basis.

D.	Proxy Proposals Regarding Control Matters

1.	Sage will review proxy proposals regarding control matters (e.g., mergers and anti-takeover tactics) related to a company on a case-by-case basis;
2.	Sage generally opposes measures limiting the rights of shareholders; and
3.	Sage generally opposes measures preventing shareholders from accepting an offer of a sale of a company.

23.05	Record Retention Requirements

Sage shall keep the following proxy voting records:

A.	These proxy voting policies and procedures;
B.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service, are acceptable;
C.	Records of proxy votes cast on behalf of each client;
D.	Records of client requests for proxy voting information, including a record of the information provided by Sage; and
E.	Documents prepared by Sage that were material to making the decision of how to vote.

Sage will keep these records in accordance with its Record Retention Policy.

PART C. OTHER INFORMATION

Item 28.		Exhibits

	(a)	(1)	Declaration of Trust of Registrant.(2)

		(2)	Certificate of Trust of Registrant, as filed with the State of Delaware on January 12, 2012.(2)

		(3)	Certificate of Amendment of Certificate of Trust of Registrant, as filed with the State of Delaware on May 18, 2012.(2)

	(b)		Bylaws of Registrant.(1)

	(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

	(d)	(1)	Investment Advisory Agreement dated December 5, 2012 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.(3)

		(2)	Investment Advisory Agreement dated July 2, 2013 between Registrant and Evergreen Capital Management, LLC with respect to the GKE Asian Opportunities Fund.(4)

		(3)	Investment Sub-Advisory Agreement dated July 2, 2013 among Registrant and Evergreen Capital Management, LLC and GaveKal Capital Limited with respect to the GKE Asian Opportunities Fund.(4)

		(4)	Investment Advisory Agreement dated December 19, 2013 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.(7)

		(5)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Meritage Capital, LLC and Sage Advisory Services, Ltd. Co. with respect to the Insignia Macro Fund.(7)

		(6)	Investment Advisory Agreement dated July 15, 2015 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.(15)

		(7)	Investment Advisory Agreement dated September 8, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)
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	(8)	Amendment to Investment Advisory Agreement between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Select Fund and Clarkston Founders Fund.(18)

(e)	(1)	Distribution Agreement dated December 5, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Distribution Agreement dated July 30, 2013 between Registrant and ALPS Distributors, Inc. with respect to the GKE Asian Opportunities Fund.(4)

	(3)	Distribution Agreement dated December 19, 2013 between Registrant and ALPS Distributors, Inc. with respect to the Insignia Macro Fund.(7)

	(4)	Distribution Agreement dated September 8, 2015 between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(5)	Distribution Agreement dated July 15, 2015 between Registrant and ALPS Distributors, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(6)	Amendment dated April __, 2016 to Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

	(7)	Form of Broker Dealer Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(5)

	(8)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(9)	Form of Fund/SERV Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(10)	Form of NETWORKING Agreement between ALPS Distributors, Inc. and servicing firm.(5)

(f)		None.

(g)	(1)	Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012 between Registrant and Union Bank, N.A. with respect to the Cognios Market Neutral Large Cap Fund.(3)
2

	(2)
Amendment dated July 2, 2013 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012 between Registrant and Union Bank, N.A. with respect to the GKE Asian Opportunities Fund.(4)

	(3)
Amendment dated December 9, 2013 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and Union Bank, N.A. with respect to the Insignia Macro Fund, the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(7)

	(4)
Amendment dated July 15, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the DDJ Opportunistic High Yield Fund.(15)

	(5)
Amendment dated September 8, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(6)
Amendment dated April __, 2016 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

(h)	(1)	Transfer Agency and Service Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Transfer Agency and Service Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

	(3)	Transfer Agency and Service Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)
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(4)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

(5)	Transfer Agency and Service Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

(6)	Amendment to Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

(7)	Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(8)
Amendment dated February 21, 2014 to Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(8)

(9)	Administration, Bookkeeping and Pricing Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(10)
Amendment dated August 6, 2013 to Administration, Bookkeeping and Pricing Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(5)

(11)	Administration, Bookkeeping and Pricing Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(12)	Administration, Bookkeeping and Pricing Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect the DDJ Opportunistic High Yield Fund.(15)

(13)	Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.(16)
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(14)	Amendment to Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Select Fund and the Clarkston Founders Fund.(18)

(15)	Principal Financial Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(16)	Principal Financial Officer Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(19)	Chief Compliance Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(20)	Chief Compliance Officer Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(21)	Chief Compliance Officer Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(22)	Chief Compliance Officer Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect the DDJ Opportunistic High Yield Fund.(15)

(23)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.(16)

(24)	Amendment to Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Select Fund and the Clarkston Founders Fund.(18)
5

(25)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund (filed herewith).

(26)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Evergreen Capital Management, LLC with respect to the GKE Asian Opportunities Fund (filed herewith).

(27)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund (filed herewith).

(28)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund (filed herewith).

(29)
Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund (filed herewith).

(30)
PBI Agreement dated December 20, 2012 among BNP Paribas Prime Brokerage International, Ltd., BNP Paribas, acting through its New York Branch, and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(31)	U.S. Prime Brokerage Agreement dated December 20, 2012 between BNP Paribas Prime Brokerage, Inc. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(32)
Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(33)
Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

6

(34)
Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(35)
Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

(i)	(1)
Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, with respect to the Cognios Market Neutral Large Cap Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, DDJ Opportunistic High Yield Fund, Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund (filed herewith).

(j)	(1)
Consent of KPMG LLP, Independent Registered Public Accounting Firm to Registrant with respect to the Cognios Market Neutral Large Cap Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, DDJ Opportunistic High Yield Fund, and Clarkston Partners Fund, the Clarkston Fund, the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(k)		None.

(l)	(1)	Subscription Agreement dated December 7, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Share Purchase Agreement dated August 2, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

	(3)	Share Purchase Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

	(4)	Share Purchase Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(5)	Share Purchase Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)
7

	(6)	Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

(m)	(1)	Distribution and Services (12b-1) Plan (Investor Class) – Cognios Market Neutral Large Cap Fund.(2)

	(2)	Distribution and Services (12b-1) Plan (Class A) – Insignia Macro Fund.(7)

	(3)	Distribution and Services (12b-1) Plan (Class II) – DDJ Opportunistic High Yield Fund.(15)

	(4)	Amended and Restated Shareholder Services Plan (Class I) – DDJ Opportunistic High Yield Fund.(18)

	(5)	Amended and Restated Shareholder Services Plan (Class II) – DDJ Opportunistic High Yield Fund.(18)

	(6)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund.(18)

	(7)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Fund.(18)

	(8)	Shareholder Services Plan (Institutional Class) – Clarkston Select Fund.(18)

	(9)	Shareholder Services Plan (Institutional Class) – Clarkston Founders Fund.(18)

(n)	(1)	Rule 18f-3 Plan – Cognios Market Neutral Large Cap Fund.(2)

	(2)	Rule 18f-3 Plan – Insignia Macro Fund.(7)

	(3)	Rule 18f-3 Plan – DDJ Opportunistic High Yield Fund.(15)

	(4)	Rule 18f-3 Plan – Clarkston Partners Fund.(16)

(o)		Reserved

(p)	(1)	Code of Ethics for Registrant, as of October 30, 2012, as amended November 14, 2016 (filed herewith).
8

	(2)	Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended September 30, 2016 (filed herewith).

	(3)	Code of Ethics for Cognios Capital, LLC, dated October 10, 2012.(2)

	(4)	Code of Ethics for Evergreen Capital Management, LLC, adopted April 15, 2013.(4)

	(5)	Code of Ethics for GaveKal Capital Limited, effective June 2011 and amended April, 2013.(4)

	(6)	Code of Ethics for Meritage Capital, LLC, effective November 1, 2013.(7)

	(7)	Code of Ethics for Sage Advisory Services, Ltd. Co.(7)

	(8)	Code of Ethics for DDJ Capital Management, LLC, effective October 10, 2013.(15)

	(9)	Code of Ethics for Clarkston Capital Partners, LLC, effective April 29, 2013.(16)

(q)	(1)	Power of Attorney, dated November 14, 2016 (filed herewith).

(1)	Incorporated by reference to Registrant’s Registration Statement filed on September 17, 2012.
(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on November 19, 2012.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on December 19, 2012.
(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed on July 31, 2013.
(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed on September 24, 2013.
(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 16, 2013.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on December 19, 2013.
(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on February 24, 2014.
9

(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on June 30, 2014.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 8, 2014.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 29, 2014.
(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed on October 1, 2014.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 28, 2015.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on February 27, 2015.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 15, 2015.
(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed on September 8, 2015.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed on January 28, 2016.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on April 21, 2016.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

Insignia Macro Fund, a series of the Registrant, wholly owns and controls Insignia Global Macro Offshore Ltd. (the “Subsidiary”), an exempt company organized under the laws of Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Insignia Macro Fund’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) and Section 7 of each of the Distribution Agreements (Exhibits (e)(1), (6) and (11)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
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The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and Investment Sub-Advisers.

COGNIOS CAPITAL, LLC

Name*	Position with Cognios Capital, LLC	Other Business Connections	Type of Business
John Brandmeyer	Chairman	Various management positions, Enturia, Inc.	Healthcare manufacturer
Gary W. DiCenzo	Chief Executive Officer	Independent Director/Trustee, 360 Funds President & CEO, IMC Group	Investments Investments

11

Jonathan C. Angrist	President, Chief Investment Officer	Portfolio Manager, Helzberg Angrist Capital, LLC	Investments
Steven K. Braun	Principal, Chief Financial Officer	EVP/CFO, Enturia, Inc.	Healthcare manufacturer
Kenneth R. Pyle	Chief Compliance Officer	Senior Compliance Principal, VSR Financial Services, Inc.	Investments
Brian J. Machtley	Executive Vice President, Head of Trading	None	N/A
James E. Stowers III	Advisory Board Member	None	N/A
A. Joseph Brandmeyer	Advisory Board Member	Founder/Chairman, Enturia, Inc.	Healthcare manufacturer
Clyde Wendel	Advisory Board Member	Vice Chairman, UMB Bank	Banking

*	The principal business address for each of the Cognios Capital, LLC representatives is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.
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EVERGREEN CAPITAL MANAGEMENT, LLC

Name*	Position with Evergreen Capital Management, LLC	Other Business Connections	Type of Business
David M. Hay	Chief Investment Officer and Chief Risk Officer	None	N/A
Tyler B. Hay	Chief Compliance Officer	None	N/A
Olesya Sinitsa, CFA	Director of Research	None	N/A
D and M Hay LLC	N/A	None	N/A
Kelly L. Creel	N/A	None	N/A
Jeffrey M. Eulberg	Director of Wealth Management	None	N/A
William W. Hay	Chief Compliance Officer	None	N/A

*	The principal business address for each of the Evergreen Capital Management, LLC representatives is 10500 NE 8th, Suite 950, Bellevue, Washington 98004.

GAVEKAL CAPITAL LIMITED

Name*	Position with GaveKal Capital Limited	Other Business Connections	Type of Business
Louis-Vincent Gave	Portfolio Manager and Chief Investment Officer	None	N/A
Alfred Ho	Portfolio Manager	None	N/A
Marco Lai	Chief Compliance Officer	None	N/A

*	The principal business address for each of the GaveKal Capital Limited representatives is Suite 3101, Central Plaza, 18 Harbour Road, Wanchai, Hong Kong.

MERITAGE CAPITAL, LLC

Name*	Position with Meritage Capital, LLC	Other Business Connections	Type of Business
Thomas J. Meredith	Chairman of the Board	None	N/A
Glenn K. Stotts	Deputy Chief Investment Officer	None	N/A
Joseph S. Wade	Chief Investment Officer	None	N/A
John R. Martin	Managing Director	None	N/A
Tina Badciong	Chief Financial Officer	None	N/A
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*	The principal business address for each of the Meritage Capital, LLC representatives is 515 Congress Avenue, Suite 2200, Austin, Texas 78701.

SAGE ADVISORY SERVICES, LTD. CO.

Name*	Position with Sage Advisory Services, Ltd. Co.	Other Business Connections	Type of Business
Robert G. Smith	President and Chief Investment Officer	None	N/A
Mark MacQueen	Executive Vice President	None	N/A
Robert C. Peck, Jr.	Investment Strategy	None	N/A
Thomas H. Urano	Managing Director	None	N/A
Jeffrey S. Timlin	Managing Director	None	N/A
Robert D. Williams	Managing Director	None	N/A
Gregory J. Figaro	Principal, Managing Director	None	N/A
Michael D. Walton	Managing Director	None	N/A
John R. Slais	Principal, Managing Director	None	N/A
Sean Krasan	Principal, Managing Director	None	N/A
Michael D. Walton	Principal, Managing Director	None	N/A
Anthony Parish	Managing Director	None	N/A

*	The principal business address for each of the Sage Advisory Services, Ltd. Co. representatives is 5900 Southwest Parkway, Building 1, Suite 100, Austin, Texas 78735.

DDJ CAPITAL MANAGEMENT, LLC

Name*	Position with DDJ Capital Management, LLC	Other Business Connections	Type of Business
David J. Breazzano	President, Chief Investment Officer and Portfolio Manager	None (other than private, passive investments or interests in certain business ventures; no material amount of professional time is devoted to these activities)	N/A
The David J. Breazzano 2011 Delaware Dynasty Trust	N/A – trust established by Mr. Breazzano for estate planning purposes only. Passive equity holder in DDJ only.	None	N/A
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Anthony M. Ranaldi	Former Executive Vice President; Member	None	N/A
John F. O’Connor	Senior Vice President, Head of Business Development and Client Service	None	N/A
John J. Russell	Chief Financial Officer	None	N/A
Joshua L. McCarthy	General Counsel and Chief Compliance Officer	None	N/A
John W. Sherman	Portfolio Manager / Assistant Portfolio Manager	None	N/A
Benjamin J. Santonelli	Assistant Portfolio Manager	None	N/A

*
The principal business address for each of the DDJ Capital Management, LLC representatives is 130 Turner Street, Building 3, Suite 600, Waltham, Massachusetts 02543. Please note that all members with an equity stake in the Adviser in excess of 20%, together with certain senior investment and non-investment personnel with an equity stake in the Adviser, have been listed above.

CLARKSTON CAPITAL PARTNERS, LLC

Name *	Position with Clarkston Capital Partners, LLC	Other Business Connections during Prior Two Years	Type of Business
Jeffrey A. Hakala	Member and Chief Investment Officer	Director, Wright & Filippis; Director, Clarkston State Bank	Healthcare Services; Bank
Gerald W. Hakala	Member and Director of Research	None	NA
Jeremy J. Modell	Partner and Portfolio Manager	Registered Representative of ALPS Distributors, Inc.	Broker/dealer
Salvatore F. Gianino	Member and Chief Financial Officer	Director, Waterford Bancorp	Bank holding company
Amy Eisenbeis	Chief Compliance Officer	None	N/A
Jeffrey D. Bergeron	Member	Retired; Partner, Ernst & Young, LLP	Professional Services
James L. Bellinson	Member	Managing Member, Riverstone Growth Partners; Managing Member, Riverstone Communities LLC; Co-founder, Peas and Carrots Hospitality, LLC; Director, Level One Bancorp, Inc.	Private Equity Manufactured Home Parks & RV Communities Restaurant holding company Bank holding company
Irving M. Rollingher	Member	Retired; Employee, HonorHealth Member, Bonair Investments Group, LLC Member, IMR Family, LLC Member, Rollingher Legacy, LLC Member, Yanta On Earl, LLC Member, PDS Investment Group, LLC	Healthcare Services Real Estate Development Real Estate Development Real Estate Development Real Estate Development Real Estate Development

*	The principal business address for each of the Clarkston Capital Partners, LLC representatives is 91 West Long Lake Road, Bloomfield Hills, Michigan 48304.

Item 32.	Principal Underwriter.

(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, Century Capital Management Trust, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

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(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	President, Trustee and Chairman
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
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Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	Assistant Secretary

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices:

Name	Address	City, State, Zip
ALPS Distributors, Inc.	1290 Broadway Suite 1100	Denver, CO 80203
ALPS Fund Services, Inc.	1290 Broadway Suite 1100	Denver, CO 80203
Cognios Capital, LLC	11250 Tomahawk Creek Parkway	Leawood, KS 66211
Evergreen Capital Management, LLC	10500 NE 8th, Suite 950	Bellevue, WA 98004
GaveKal Capital Limited	Suite 3101, Central Plaza, 18 Harbour Road	Wanchai, Hong Kong
Meritage Capital, LLC	515 Congress Avenue Suite 2200	Austin, TX 78701
Sage Advisory Services, Ltd. Co.	5900 Southwest Pkwy. Building 1, Suite 100	Austin, TX 78735
DDJ Capital Management, LLC	130 Turner Street Building 3, Suite 600	Waltham, MA 02543
Clarkston Capital Partners, LLC	91 West Long Lake Road	Bloomfield Hills, MI 48304.

Item 34.	Management Services.

Not applicable.
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Item 35.	Undertakings.

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 57 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on January 27, 2017.

ALPS SERIES TRUST (Registrant)

By: /s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Chairman	January 27, 2017
Jeremy O. May

/s/ Ward D. Armstrong	Trustee	January 27, 2017
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	January 27, 2017
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	January 27, 2017
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer	January 27, 2017
Kimberly R. Storms

*	Signature affixed by Richard C. Noyes pursuant to a Power of Attorney dated November 14, 2016.
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Exhibit List
Exhibit No.

(h)	(25)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.
(h)	(26)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Evergreen Capital Management, LLC with respect to the GKE Asian Opportunities Fund.
(h)	(27)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.
(h)	(28)	Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.
(h)	(29)
Fee Waiver Letter Agreement dated November 14, 2016 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund.

(i)	(1)
Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, with respect to the Cognios Market Neutral Large Cap Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, DDJ Opportunistic High Yield Fund, Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund.

(j)	(1)
Consent of KPMG LLP, Independent Registered Public Accounting Firm to Registrant with respect to the Cognios Market Neutral Large Cap Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, DDJ Opportunistic High Yield Fund, and Clarkston Partners Fund, the Clarkston Fund, the Clarkston Partners Fund and the Clarkston Fund.

(p)	(1)	Code of Ethics for Registrant, as of October 30, 2012, as amended November 14, 2016.
(p)	(2)
Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended September 30, 2016, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.

(q)	(1)	Power of Attorney, dated November 14, 2016.

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